As filed with the Securities and Exchange Commission on July 23, 2009

Securities Act File No. 333-159509

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.1 ☒

(Check appropriate box or boxes)

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in the Declaration of Trust)

Eleven Madison Avenue

New York, New York 10010

(Address of Principal Executive Offices)

Telephone Number: (212) 325-2000

(Area Code and Telephone Number)

J. Kevin Gao, Esq.

Credit Suisse Trust

Eleven Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective

☒  Immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2), or

☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

CREDIT SUISSE TRUST
U.S. EQUITY FLEX II PORTFOLIO
U.S. EQUITY FLEX III PORTFOLIO
U.S. EQUITY FLEX IV PORTFOLIO

Your Vote is Important

Dear Beneficial Owner:

Shares of Credit Suisse Trust—U.S. Equity Flex II Portfolio (the "Flex II Portfolio"), Credit Suisse Trust—U.S. Equity Flex III Portfolio (the "Flex III Portfolio") and/or Credit Suisse Trust—U.S. Equity Flex IV Portfolio (the "Flex IV Portfolio" and together with the Flex II Portfolio and the Flex III Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust, a Massachusetts business trust (the "Trust"), have been purchased at your direction by certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. The Participating Insurance Companies as the shareholders of record and legal owners of those separate accounts, have been asked to approve an Agreement and Plan of Reorganization with respect to each Acquired Portfolio (each, an "Agreement" and together, the "Agreements") whereby the Acquired Portfolio will be combined with and into Credit Suisse Trust—U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, (the Acquired Portfolios and the Acquiring Portfolio, together, the "Portfolios" and each, a "Portfolio"), in a tax-free reorganization (an "Acquisition"). As an owner of a variable contract with an interest in one or more of those separate accounts, the Participating Insurance Companies are asking you for instructions as to how to vote the shares of the Acquired Portfolio that are attributable to your variable contract at an upcoming joint special meeting of the shareholders of the Acquired Portfolios (the "Special Meeting"). Under the terms of each proposal, the Acquiring Portfolio would acquire all of the assets and liabilities of the relevant Acquired Portfolio.

For simplicity, in the attached Prospectus/Proxy Statement you may be referred to as "the shareholder" since your vote and the votes of other contract owners who have instructed the Participating Insurance Companies to invest in the Acquired Portfolios will determine whether each proposal will be approved or adopted.

Important Information About the Acquisitions

The Board of Trustees of the Trust and Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to each Portfolio, believe that each Acquisition is in the best interests of the relevant Acquired Portfolio and its shareholders.

As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.

The Acquiring Portfolio has the same co-administrators, distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of each Acquisition (the "Closing Date") is expected to be on or about August 28, 2009.

If shareholders of an Acquired Portfolio approve the Agreement relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event the Agreement is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Upon consummation of an Acquisition, shareholders of the relevant Acquired Portfolio will become shareholders of the Acquiring Portfolio, with an aggregate net asset value equal to the aggregate net asset value of such shareholders' investment in the Acquired Portfolio immediately prior to the Acquisition. No sales or other charges will be imposed in connection with an Acquisition. In the opinion of counsel, no gain or loss will be recognized by the shareholders of an Acquired Portfolio for federal income tax purposes as a result of their exchange of Acquired Portfolio shares of beneficial interest for Acquiring Portfolio shares pursuant to an Acquisition, and the Acquired Portfolio generally will not recognize gain or loss for such purposes. Credit Suisse or its affiliates will bear all reasonable, ordinary expenses incurred in connection with each Acquisition.

The Special Meeting for each Acquired Portfolio will be held on August 21, 2009 to consider the Acquisition set forth in the Acquired Portfolio's Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

Detailed information about the proposal relating to each Acquired Portfolio is described in the attached Prospectus/Proxy Statement. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO SET FORTH IN THE ACQUIRED PORTFOLIO'S NOTICE OF SPECIAL MEETING. On behalf of the Board of Trustees of the Trust, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

Please read the full text of the Prospectus/Proxy Statement before you vote.

If you have any questions regarding the proposed Acquisition relating to your Acquired Portfolio, please feel free to call The Altman Group, Inc. at (866) 796-1245.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,

J. Kevin Gao
Vice President and Secretary
of Credit Suisse Trust, on behalf of each Acquired Portfolio

July 24, 2009

CREDIT SUISSE TRUST
U.S. EQUITY FLEX II PORTFOLIO
U.S. EQUITY FLEX III PORTFOLIO
U.S. EQUITY FLEX IV PORTFOLIO

IMPORTANT NEWS FOR PORTFOLIO SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal(s) you are being asked to vote on.

Q & A: QUESTIONS AND ANSWERS

Q:  WHAT IS HAPPENING?

A:  Credit Suisse Asset Management, LLC ("Credit Suisse") is proposing to combine the assets of each of Credit Suisse Trust—U.S. Equity Flex II Portfolio (the "Flex II Portfolio"), Credit Suisse Trust—U.S. Equity Flex III Portfolio (the "Flex III Portfolio") and Credit Suisse Trust—U.S. Equity Flex IV Portfolio (the "Flex IV Portfolio" and together with the Flex II Portfolio and the Flex III Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust, a Massachusetts business trust (the "Trust"), with Credit Suisse Trust—U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust. The shareholders of each Acquired Portfolio are being asked to vote on an Agreement and Plan of Reorganization (the "Agreement") relating to their Portfolio for the assets and liabilities of the Acquired Portfolio to be acquired by the Acquiring Portfolio in a tax-free exchange of shares (each, an "Acquisition"). If an Agreement is approved and the Acquisition consummated, you would no longer be a shareholder of the Acquired Portfolio, but would become a shareholder of the Acquiring Portfolio.

Q:  WHAT ARE THE DIFFERENCES BETWEEN MY PORTFOLIO AND THE ACQUIRING PORTFOLIO?

A:  As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios. All Portfolios have identical principal investment policies and risk factors. Additionally, with minor exceptions, all of the Portfolios also have identical non-principal investment policies.

  The Acquiring Portfolio has the same investment adviser, co-administrators, distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of each Acquisition (the "Closing Date") is expected to be on or about August 28, 2009.

Q:  WHAT WILL HAPPEN TO PORTFOLIO EXPENSES?

A:  Each Acquisition is expected to result in lower gross annual operating expenses for Acquired Portfolio shareholders. For the fiscal year ending December 31, 2009, the Acquiring Portfolio's estimated total expense ratio (unaudited) is 1.99% (both gross and net of waivers and reimbursements), and each of the Flex II Portfolio's, the Flex III Portfolio's and the Flex IV Portfolio's total expense ratio (unaudited) is 5.31%, 3.22% and 5.05% (gross), respectively. Such estimated expense ratios are based on actual expenses incurred by each Portfolio during the period from the beginning of the current fiscal year through March 31, 2009.

  The estimated total net expense ratio (after fee waivers and expense reimbursements) for the fiscal year ending December 31, 2009 for each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio is 1.70%, 1.95% and 1.65%, respectively. While the net expense ratio for each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio is lower than the expense ratio for the Acquiring Portfolio, it is only due to Credit Suisse's voluntary fee waivers and expense reimbursements. Credit Suisse may eliminate such voluntary fee waivers and expense reimbursements at any time, and intends to do so as it is not economical for it to continue them at this time.

  Please see the enclosed Prospectus/Proxy Statement for information on the comparative fees and expenses (including pro forma expenses) of the Portfolios.

Q:  WHAT ARE THE BENEFITS OF EACH TRANSACTION?

A:  The Board of Trustees of the Trust believes that shareholders may benefit from a proposed Acquisition, in part, because the Acquisition will result in a single larger fund with a potentially lower expense ratio. Each proposed Acquisition alone and the Acquisitions taken together may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition(s) on which you are being asked to vote.

Q:  WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION INVOLVING MY PORTFOLIO?

A:  Each Acquisition is expected to be a tax-free event. Assuming each Acquisition qualifies for such treatment and each variable contract owner's variable contract is treated as a variable annuity or variable life insurance contract for federal income tax purposes, each contract owner, as well as other shareholders, will not recognize taxable income as a result of an Acquisition. Variable contract owners should consult a personal tax advisor as to state and local tax consequences.

Q:  WHAT HAPPENS IF THE PLAN FOR MY PORTFOLIO IS NOT APPROVED?

A:  In the event the Agreement for an Acquired Portfolio is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Q:  WHAT HAPPENS IF SHAREHOLDERS OF ONE ACQUIRED PORTFOLIO APPROVE THEIR ACQUISITION, WHILE SHAREHOLDERS OF ANOTHER ACQUIRED PORTFOLIO DO NOT?

A:  Each Acquisition is a separate transaction and is not dependent on the approval of any other Acquisition. Thus, if shareholders of one Acquired Portfolio approve the Acquisition relating to their Portfolio, their Portfolio will be acquired by the Acquiring Portfolio even if shareholders of one or both of the other Acquired Portfolios do not approve the Acquisition relating to their Portfolios.

Q:  HOW DO THE BOARD MEMBERS OF THE TRUST RECOMMEND THAT I VOTE?

A:  AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THOSE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO.

Q:  WHOM DO I CALL FOR MORE INFORMATION?

A:  Please call The Altman Group, Inc. at (866) 796-1245.

Q:  HOW CAN I VOTE MY SHARES OF BENEFICIAL INTEREST?

A:  Please choose one of the following options to vote your shares of beneficial interest:

  • By mail, with the enclosed proxy card; or

  • In person at the Special Meeting.

Q:  WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A:  If you are a shareholder of more than one Acquired Portfolio, you will receive a proxy card for each Portfolio.

Q:  I'M A SMALL INVESTOR. WHY SHOULD I VOTE?

A:  Your vote makes a difference. If many small shareholders just like you fail to vote their proxies, your Acquired Portfolio may not receive enough votes to go forward with the Special Meeting and additional costs will be incurred through further proxy solicitations.

Q:  WILL THE ACQUIRED PORTFOLIOS PAY FOR THIS PROXY SOLICITATION?

A:  No. Credit Suisse or its affiliates will bear the reasonable, ordinary costs associated with approving each Agreement.

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CREDIT SUISSE TRUST
U.S. EQUITY FLEX II PORTFOLIO
U.S. EQUITY FLEX III PORTFOLIO
U.S. EQUITY FLEX IV PORTFOLIO

Eleven Madison Avenue
New York, New York 10010

NOTICE OF JOINT
SPECIAL MEETING OF SHAREHOLDERS

To be Held on August 21, 2009

Notice is hereby given that a Joint Special Meeting of Shareholders (the "Special Meeting") of each of Credit Suisse Trust — U.S. Equity Flex II Portfolio (the "Flex II Portfolio"), Credit Suisse Trust — U.S. Equity Flex III Portfolio (the "Flex III Portfolio") and Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the "Flex IV Portfolio" and together with the Flex II Portfolio and the Flex III Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust, a Massachusetts business trust (the "Trust"), will be held at the offices of the Acquired Portfolios, Eleven Madison Avenue, 24th Floor, New York, New York 10010 on August 21, 2009, commencing at 3:00 p.m. for the following purposes:

1.  The shareholders of each Acquired Portfolio are being asked to approve an Agreement and Plan of Reorganization (the "Agreement") relating to their Portfolio providing that (i) the Acquired Portfolio would transfer to Credit Suisse Trust — U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, all of its assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities, (ii) such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio, and (iii) the Acquired Portfolio would subsequently be terminated as a series of the Trust; and

2.  To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS
THAT YOU VOTE "FOR" THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in each Acquired Portfolio as of the record date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

The Board of Trustees of the Trust has fixed the close of business on July 16, 2009 (the "Record Date") as the record date for the determination of shareholders of each Acquired Portfolio entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in one of two ways:

•  By mail, with the enclosed proxy card; or

•  In person at the Special Meeting.

If you have any questions regarding the proposal relating to your Acquired Portfolio, please feel free to call The Altman Group, Inc. at (866) 796-1245.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO VOTE THROUGH A METHOD INDICATED ABOVE SO THAT THEIR SHARES OF BENEFICIAL INTEREST MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE RELEVANT ACQUIRED PORTFOLIO AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

It is important that proxies be returned promptly.

By Order of the Board of Trustees,

J. Kevin Gao
Vice President and Secretary of the Trust,
on behalf of each Acquired Portfolio

July 24, 2009

Your prompt attention to the enclosed proxy will help to avoid the expense of further solicitation.

PROSPECTUS/PROXY STATEMENT

JULY 24, 2009

PROXY STATEMENT FOR:
CREDIT SUISSE TRUST — U.S. EQUITY FLEX II PORTFOLIO
CREDIT SUISSE TRUST — U.S. EQUITY FLEX III PORTFOLIO
CREDIT SUISSE TRUST — U.S. EQUITY FLEX IV PORTFOLIO

Eleven Madison Avenue
New York, New York 10010
1-800-222-8977

PROSPECTUS FOR:
CREDIT SUISSE TRUST — U.S. EQUITY FLEX I PORTFOLIO

Eleven Madison Avenue
New York, New York 10010
1-800-222-8977

This Prospectus/Proxy Statement is being furnished to shareholders of each of Credit Suisse Trust — U.S. Equity Flex II Portfolio (the "Flex II Portfolio"), Credit Suisse Trust — U.S. Equity Flex III Portfolio (the "Flex III Portfolio") and Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the "Flex IV Portfolio" and together with the Flex II Portfolio and the Flex III Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, in connection with the solicitation of proxies by the Trust's Board of Trustees, on behalf of each Acquired Portfolio, for use at a Joint Special Meeting of Shareholders to be held on August 21, 2009 at 3:00 p.m. (the "Special Meeting"), at the offices of the Acquired Portfolios located at Eleven Madison Avenue, 24th Floor, New York, New York 10010, or any adjournment(s) thereof. The only proposal to be considered for each Acquired Portfolio is set forth below:

1.  To approve an Agreement and Plan of Reorganization (the "Agreement").

Pursuant to each Agreement, the relevant Acquired Portfolio would transfer to Credit Suisse Trust — U.S. Equity Flex I Portfolio (the "Acquiring Portfolio" and together with the Acquired Portfolios, the "Portfolios"), also a series of the Trust, all of the Acquired Portfolio's assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities; such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio; and the Acquired Portfolio would subsequently be terminated as a series of the Trust (each, an "Acquisition").

As noted and further described in this Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.

Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Portfolio ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the Acquiring Portfolio, serve in the same capacities for each Acquired Portfolio. In addition, the Acquiring Portfolio has the same distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees.

As a result of each proposed Acquisition, shareholders of the relevant Acquired Portfolio will receive that number of shares having an aggregate net asset value equal to the aggregate net asset value of such shareholders'

shares of beneficial interest of the Acquired Portfolio immediately prior to the Acquisition. The reasonable, ordinary expenses of each Acquisition and the costs associated with this solicitation for approval of the relevant Agreement will be borne by Credit Suisse or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Portfolio received by the shareholders of an Acquired Portfolio in connection with an Acquisition.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Portfolio that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about July 27, 2009. A Statement of Additional Information, dated July 24, 2009, relating to this Prospectus/Proxy Statement and the Acquisitions, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon written or oral request and without charge by writing to the Acquiring Portfolio at P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

The following documents containing information about the Portfolios, which have been filed with the SEC, are incorporated herein in their entirety by reference.

•  The current Prospectus of the Acquiring Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). The Acquiring Portfolio's Prospectus accompanies this Prospectus/Proxy Statement.

•  The current Prospectus of the Flex II Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The current Prospectus of the Flex III Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The current Prospectus of the Flex IV Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The Annual Report of the Acquiring Portfolio for the fiscal year ended December 31, 2008 (File No. 811-07261) accompanies this Prospectus/Proxy Statement.

•  The Annual Report of your Acquired Portfolio for the fiscal year ended December 31, 2008 (File No. 811-07261) accompanies this Prospectus/Proxy Statement.

Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of the Agreement for each proposed Acquisition.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS.

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PROPOSAL—APPROVAL OF THE AGREEMENT

SUMMARY

THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE AGREEMENT (A COPY OF THE FORM OF THE AGREEMENT IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUS OF THE RELEVANT ACQUIRED PORTFOLIO, THE STATEMENT OF ADDITIONAL INFORMATION OF THE RELEVANT ACQUIRED PORTFOLIO, THE PROSPECTUS OF THE ACQUIRING PORTFOLIO AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING PORTFOLIO.

PROPOSED ACQUISITION. Each Agreement provides for the acquisition of all of the assets and liabilities of the relevant Acquired Portfolio by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Each Agreement also calls for the distribution of shares of the Acquiring Portfolio to the relevant Acquired Portfolio's shareholders in liquidation of the Acquired Portfolio. As a result of an Acquisition, each shareholder of shares of beneficial interest of the relevant Acquired Portfolio will become the owner of that number of full and fractional shares of the Acquiring Portfolio, having an aggregate net asset value ("NAV") equal to the aggregate net asset value of such shareholder's shares of beneficial interest in the Acquired Portfolio as of the close of business on the date that the Acquired Portfolio's assets and liabilities are exchanged for shares of the Acquiring Portfolio. See "Information About Each Acquisition - Agreement and Plan of Reorganization."

Because the Portfolios are series of the Trust, they do not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the "Board of Trustees of the Acquired Portfolios" and the "Board of Trustees of the Acquiring Portfolio" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust. For ease of reference and clarity of presentation, shares of beneficial interest of the Portfolios are hereinafter referred to as "shares," and the term "shareholder" shall also be deemed to include holders of variable annuity contracts, variable life insurance policies and tax qualified pension and retirement plans.

For the reasons set forth below under "Reasons for Each Acquisition," the Board of Trustees of the Acquired Portfolios, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that each Acquisition would be in the best interests of the respective Acquired Portfolio and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board of Trustees of the Acquired Portfolios therefore has submitted each Agreement for approval by the relevant Acquired Portfolio's shareholders. The Board of Trustees of the Acquiring Portfolio has also reached similar conclusions and approved each Acquisition with respect to the Acquiring Portfolio.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in an Acquired Portfolio as of the record date and must vote all shares held in the relevant separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. See "Voting Information." If shareholders of an Acquired Portfolio approve the Acquisition relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event an Agreement is not approved, the Board of Trustees of the relevant Acquired Portfolio will consider other possible courses of action available to it, including resubmitting the applicable Acquisition proposal to shareholders.

TAX CONSEQUENCES. Prior to completion of each Acquisition, the relevant Acquired Portfolio and the Acquiring Portfolio will have received an opinion of counsel that, as a result of the Acquisition, no gain or loss will be recognized by the shareholders of the Acquired Portfolio for federal income tax purposes and generally the Acquired Portfolio will not recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Portfolio shares received by an Acquired Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of beneficial interest of the Acquired Portfolio exchanged therefor by such shareholder. In addition, the holding period and aggregate tax basis of the assets of an Acquired Portfolio in the hands of the Acquiring Portfolio as a result of an Acquisition, will generally be the same as in the hands of the Acquired Portfolio immediately prior to the Acquisition.

INVESTMENT OBJECTIVES AND POLICIES. As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.

The investment objective of each Portfolio is capital growth.

Each of the Portfolios have identical principal strategies. Each Portfolio invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. Each Portfolio seeks to outperform the Russell 3000® Index, which is designed to measure the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Each Portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to 130% of its net assets, and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets.

Each Portfolio follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. Each Portfolio's portfolio manager selects securities for the Portfolio using proprietary quantitative models, which are designed to:

•  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price;

•  identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio's overall long exposure or increase the Portfolio's short exposure to such low quality stocks; and

•  help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Each Portfolio maintains investment attributes that are similar to those of the basket of securities included in the Russell 3000® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures. Each Portfolio may invest in securities without regard to market capitalization.

Each Portfolio may invest in common stocks, preferred stocks, securities convertible into common stocks, rights and warrants, and options, forwards, futures, swaps and other types of derivative instruments.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES. You may not buy or sell shares of a Portfolio directly; you may only buy or sell shares through variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. A Portfolio may not be available in connection with a particular contract or plan.

An insurance company's separate accounts buy and sell shares of each Portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of the Portfolio on any business day that the Portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern Time), the order will be executed at that day's NAV.

Participants in certain tax-qualified pension and retirement plans ("plan participants") may buy shares of a Portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in a Portfolio.

DIVIDENDS. The Acquiring Portfolio and each Acquired Portfolio distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the Portfolio unless a shareholder elects otherwise. Each Portfolio typically declares and pays dividends, if any, from net investment income at least annually. Net realized capital gains, if any, of each Portfolio are typically distributed at least annually. Each Acquired Portfolio will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the closing of the applicable Acquisition (the "Closing Date"), expected to be on or about August 28, 2009. The amount of any dividend actually paid prior to the Closing Date will vary depending on a number of factors, such as changes in the value of the relevant Acquired Portfolio's holdings and net redemptions of the relevant Acquired Portfolio's shares of beneficial interest. See "Dividend and Distribution Information" in the accompanying Prospectus of the Acquiring Portfolio.

APPRAISAL RIGHTS. Under the laws of the Commonwealth of Massachusetts, shareholders of each Acquired Portfolio do not have appraisal rights in connection with a combination or acquisition of the assets of their Acquired Portfolio by another entity. See "Information on Shareholders' Rights - Voting Rights."

RISK FACTORS

The principal risk factors of the Portfolios and the extent of each risk to the Portfolios are identical. The Portfolios are subject to the following risks:

DERIVATIVES RISK Each Portfolio is subject to derivatives risk. Derivatives, such as options, forwards, futures and swap agreements are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Each Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risks. Each Portfolio may also use derivatives for leverage. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to the following risks described in each Portfolio's Prospectus — correlation risk, liquidity risk, interest-rate risk, market risk and credit risk (see "More About Risk — Types of Investment Risk" in the accompanying Prospectus of the Acquiring Portfolio). Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

LEVERAGING RISK Each Portfolio is subject to leveraging risk. When a Portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Portfolio. The net asset value of each Portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Portfolio to pay interest.

MARKET RISK Each Portfolio is subject to market risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments—including stocks and bonds and the mutual funds that invest in them.

MODEL RISK Each Portfolio is subject to model risk. A Portfolio bears the risk that the proprietary quantitative models used by the Portfolio's portfolio manager will not be successful in identifying securities that will help the Portfolio achieve its investment objective, causing the Portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK Each Portfolio is subject to short sales risk. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Portfolio losses. The use by a Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that a Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, a Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Portfolio.

SMALL COMPANIES Each Portfolio is subject to the risk of investing in small companies. Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

SPECIAL-SITUATION COMPANIES Each Portfolio is subject to risk of making "special situation" investments. "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

As stated above, each Portfolio is subject to the same principal risks. Additionally, there are no differences between the non-principal risks to which the Acquiring Portfolio is subject and the non-principal risks to which the Flex IV Portfolio is subject. Further, the only differences between the non-principal risks to which the Acquiring Portfolio is subject and the non-principal risks to which each of the Flex II Portfolio and the Flex III Portfolio is subject are as follows:

•  the Flex II Portfolio could have greater exposure to the risks of investing in warrants than the Acquiring Portfolio, as the Flex II Portfolio may invest up to 15% of its total assets in warrants, while the Acquiring Portfolio may invest up to 10% of its net assets in such securities; and

•  the Acquiring Portfolio could have greater exposure to the risks of investing in restricted and illiquid securities than the Flex III Portfolio, as the Acquiring Portfolio may invest up to 15% of its net assets in restricted and illiquid securities, while the Flex III Portfolio may invest up to 10% of its net assets in such securities.

However, since the Portfolios are managed in the same manner, in practice the differences in non-principal risks will have no impact on the Portfolios. See the accompanying Prospectus of the Acquiring Portfolio for a complete discussion of the risks of investing in the Acquiring Portfolio.

FEE TABLES

The tables below (1) compare the estimated fees and expenses of each Acquired Portfolio and the Acquiring Portfolio for the fiscal year ending December 31, 2009 and (2) show the estimated fees and expenses for the fiscal year ending December 31, 2009 of the combined Portfolio, on a pro form basis, as if the Acquisition(s) occurred on March 31, 2009. These tables do not reflect fees and expenses incurred at the variable product or plan level; if they were reflected, the overall costs would be higher.

U.S. Equity Flex II Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio*
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%
All other expenses	4.11%	0.59%	0.58%
Total annual portfolio operating expenses(2)	5.31%	1.99%	1.98%

*  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

(1)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Flex II Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex II Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. Credit Suisse will not reimburse the Flex II Portfolio for any expenses relating to dividends on short sales. There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

Expenses after waivers, reimbursements and credits	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%
All other expenses	0.50%	0.59%	0.58%
Net annual portfolio operating expenses	1.70%	1.99%	1.98%

U.S. Equity Flex III Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio*
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%
All other expenses	1.82%	0.59%	0.57%
Total annual portfolio operating expenses(2)	3.22%	1.99%	1.97%

*  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio.

(1)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Flex III Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex III Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. Credit Suisse will not reimburse the Flex III Portfolio for any expenses relating to dividends on short sales. There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

Expenses after waivers, reimbursements and credits	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%
All other expenses	0.55%	0.59%	0.57%
Net annual portfolio operating expenses	1.95%	1.99%	1.97%

U.S. Equity Flex IV Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio*
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%
All other expenses	3.85%	0.59%	0.58%
Total annual portfolio operating expenses(2)	5.05%	1.99%	1.98%

*  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio.

(1)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Flex IV Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex IV Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. Credit Suisse will not reimburse the Flex IV Portfolio for any expenses relating to dividends on short sales. There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

Expenses after waivers, reimbursements and credits	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%
All other expenses	0.45%	0.59%	0.58%
Net annual portfolio operating expenses	1.65%	1.99%	1.98%

Each of U.S. Equity Flex II Portfolio (Acquired Portfolio), U.S. Equity Flex III Portfolio (Acquired Portfolio) and U.S. Equity Flex IV Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio*
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	0.50%	0.70%	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE	NONE	NONE
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%	0.70%	0.70%
All other expenses	4.11%	1.82%	3.85%	0.59%	0.53%
Total annual portfolio operating expenses(2)	5.31%	3.22%	5.05%	1.99%	1.93%

*  Pro Forma Combined Portfolio assumes the Acquisition of each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio by the Acquiring Portfolio.

(1)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex II Portfolio, the Flex III Portfolio, Flex IV Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. Credit Suisse will not reimburse the each Acquired Portfolio for any expenses relating to dividends on short sales. There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

Expenses after waivers, reimbursements and credits	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio — Pro Forma Combined Portfolio*
Management fee	0.50%	0.70%	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	NONE	NONE	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%	0.70%	0.70%
All other expenses	0.50%	0.55%	0.45%	0.59%	0.53%
Net annual portfolio operating expenses	1.70%	1.95%	1.65%	1.99%	1.93%

Pro Forma Combined Portfolio expenses have not been shown for scenarios assuming the Acquisitions by the Acquiring Portfolio of only (i) the Flex II Portfolio and the Flex III Portfolio, (ii) the Flex II Portfolio and the Flex IV Portfolio or (iii) the Flex III Portfolio and the Flex IV Portfolio; however, Pro Forma Combined Portfolio expenses in any such scenario would not be higher than the Pro Forma Combined Portfolio expenses shown above in any of the tables which assume the Acquisition of only one Acquired Portfolio by the Acquiring Portfolio.

Examples

The following examples are intended to assist an investor in understanding the various costs that an investor in each Portfolio will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the tables presented above (in each case before fee waivers and expense reimbursements) and that all dividends and distributions are reinvested. The examples also assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
U.S. Equity Flex II Portfolio	$530	$1,586	$2,635	$5,228
U.S. Equity Flex I Portfolio	$202	$624	$1,073	$2,317
Pro Forma Combined Portfolio*	$201	$621	$1,068	$2,306
U.S. Equity Flex III Portfolio	$325	$992	$1,683	$3,522
U.S. Equity Flex I Portfolio	$202	$624	$1,073	$2,317
Pro Forma Combined Portfolio**	$200	$618	$1,062	$2,296
U.S. Equity Flex IV Portfolio	$505	$1,514	$2,522	$5,037
U.S. Equity Flex I Portfolio	$202	$624	$1,073	$2,317
Pro Forma Combined Portfolio***	$201	$621	$1,068	$2,306
U.S. Equity Flex II Portfolio	$530	$1,586	$2,635	$5,228
U.S. Equity Flex III Portfolio	$325	$992	$1,683	$3,522
U.S. Equity Flex IV Portfolio	$505	$1,514	$2,522	$5,037
U.S. Equity Flex I Portfolio	$202	$624	$1,073	$2,317
Pro Forma Combined Portfolio****	$196	$606	$1,042	$2,254

*  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

**  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio.

***  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio.

****  Pro Forma Combined Portfolio assumes the Acquisition of each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio by the Acquiring Portfolio.

Examples of Pro Forma Combined Portfolio costs have not been shown for scenarios assuming the Acquisitions by the Acquiring Portfolio of only (i) the Flex II Portfolio and the Flex III Portfolio, (ii) the Flex II Portfolio and the Flex IV Portfolio or (iii) the Flex III Portfolio and the Flex IV Portfolio; however, Pro Forma Combined Portfolio costs in any such scenario would not be higher than the Pro Forma Combined Portfolio costs shown above in any of the examples which assume the Acquisition of only one Acquired Portfolio by the Acquiring Portfolio.

REASONS FOR THE ACQUISITIONS

The Board of Trustees of the Acquired Portfolios evaluated each Acquisition independently of each other Acquisition and approved each Acquisition separately. The Board of Trustees of the Acquired Portfolios has unanimously determined that it is in the best interest of each Acquired Portfolio to effect the applicable Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

1.  each Acquisition alone and the Acquisitions taken together will result in a single larger portfolio seeking capital growth through investing in U.S. equity securities;

2.  total estimated gross expenses for each Acquired Portfolio are expected to materially decline as a result of the applicable Acquisition; total estimated net expenses for each of the Flex II Portfolio and the Flex IV Portfolio will be lower than total net expenses for the Pro Forma Combined Portfolio (assuming all of the Acquisitions are consummated) by 23 and 28 basis points, respectively, however, this assumes Credit Suisse maintains its current voluntary fee waivers and expense reimbursements with respect to such Portfolios, which it does not intend to do and is not obligated to do;

3.  the Acquisitions will eliminate any confusion in the marketplace associated with having more than one portfolio managed by Credit Suisse with identical investment objectives and investment strategies;

4.  the Acquisitions should increase efficiencies, eliminating multiple sets of prospectuses, reports to shareholders and other documents required if each Acquired Portfolio and the Acquiring Portfolio remained separate;

5.  the terms and conditions of each Acquisition;

6.  the larger combined asset base could produce portfolio management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the Portfolios invest than any one Portfolio currently enjoys;

7.  that the investment adviser for the Acquiring Portfolio is the same as that of each Acquired Portfolio;

8.  the federal tax consequences of each Acquisition, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of an Acquired Portfolio or by the Acquiring Portfolio for federal income tax purposes as a result of an Acquisition and that the Acquired Portfolio generally will not recognize gain or loss for such purposes;

9.  the interests of shareholders of each Acquired Portfolio will not be diluted as a result of an Acquisition;

10.  the reasonable, ordinary expenses of each Acquisition will be borne by Credit Suisse or its affiliates; and

11.  no sales or other charges will be imposed in connection with an Acquisition.

The Board also noted that the Acquisitions will result in the combined Portfolio having a total capital loss carry over of approximately $105 million; the Acquiring Portfolio's capital loss carry over equals approximately $94 million. Of this $105 million capital loss carry over for the combined Portfolio, $1 million will expire in 2009, $75 million will expire in 2010, $6 million will expire in 2011 and $23 million will expire in 2016. The full amount of capital loss carry overs may not be able to be utilized and may be subject to Internal Revenue Service ("IRS") limitations.

In light of the foregoing, the Board of Trustees of the Acquired Portfolios, including the Independent Trustees, has determined that it is in the best interests of each Acquired Portfolio to effect the applicable Acquisition. The Board of Trustees of the Acquired Portfolios has also determined that each Acquisition would not result in dilution of the interests of the relevant Acquired Portfolio's shareholders. In making these determinations, the Board of Trustees did not give equal weight to each factor.

The Board of Trustees of the Acquiring Portfolio has determined that it is advantageous to the Acquiring Portfolio to effect each Acquisition. The Board of Trustees of the Acquiring Portfolio considered, among other things, the terms and conditions of each Acquisition and representations that each Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Trustees of the Acquiring Portfolio, including a majority of the Independent Trustees, has determined that each Acquisition is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio's shareholders would not be diluted as a result of any of the Acquisitions.

INFORMATION ABOUT THE ACQUISITIONS

AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Agreements is qualified in its entirety by reference to the form of the Agreement (Exhibit A hereto). Each Agreement provides that the Acquiring Portfolio will acquire all of the assets of the relevant Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio on the Closing Date.

Prior to the Closing Date, each Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Portfolio will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for each Acquired Portfolio, as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each Portfolio will be calculated by determining the total assets attributable to such Portfolio, subtracting the Portfolio's actual and accrued liabilities, and dividing the result by the total number of outstanding shares. Each Portfolio will utilize the procedures set forth in its current Prospectus or Statement of Additional Information to determine the value of its portfolio securities and to determine the aggregate value of each Portfolio's portfolio.

On or as soon after the Closing Date as conveniently practicable, each Acquired Portfolio will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Portfolio received by the Acquired Portfolio. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Portfolio's shareholders on the share records of the Acquiring Portfolio's transfer agent. Each account will represent the number of shares of the Acquiring Portfolio due to the Acquired Portfolio's shareholders calculated in accordance with the relevant Agreement. After such distribution and the winding up of its affairs, the Acquired Portfolio will terminate as a series of the Trust.

The consummation of each Acquisition is subject to the conditions set forth in the relevant Agreement, including approval of the Agreement by the relevant Acquired Portfolio's shareholders. Notwithstanding approval by the shareholders of the relevant Acquired Portfolio, each Agreement may be terminated at any time at or prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

Pursuant to each Agreement, the Acquiring Portfolio has agreed to indemnify and advance expenses to each Trustee or officer of the relevant Acquired Portfolio against money damages incurred in connection with any claim arising out of such person's services as a Trustee or officer with respect to matters specifically relating to the relevant Acquisition, except by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.

Approval of an Agreement requires the affirmative vote of (a) 67% or more of the voting securities of the relevant Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less; provided that a quorum is present. Shareholders of an Acquired Portfolio are entitled to one vote for each share of beneficial interest and a fractional vote for each fraction share of beneficial interest. If shareholders of an Acquired Portfolio approve the Acquisition relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event an Agreement is not approved, the Board of Trustees of the Acquired Portfolios will consider other possible courses of action available to it, including resubmitting the applicable Acquisition proposal to shareholders.

DESCRIPTION OF THE ACQUIRING PORTFOLIO SHARES. Shares of the Acquiring Portfolio will be issued to each Acquired Portfolio in accordance with the procedures detailed in the relevant Agreement and as described in the Acquiring Portfolio's Prospectus and Statement of Additional Information. The Acquiring Portfolio, like each Acquired Portfolio, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the accompanying Prospectus of the Acquiring Portfolio for additional information with respect to the shares of the Acquiring Portfolio.

FEDERAL INCOME TAX CONSEQUENCES. The closing of each Acquisition is conditioned upon the receipt by the Portfolios of an opinion from Willkie Farr & Gallagher LLP, counsel to the Portfolios, to the effect that, based upon certain facts, assumptions and representations, the Acquisition will constitute a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If an Acquisition constitutes a tax-free reorganization, no gain or loss will be recognized by the relevant Acquired Portfolio shareholders as a result of their exchange of shares of beneficial interest pursuant to the Acquisition, and no gain or loss will generally be recognized by the Acquired Portfolio and the Acquiring Portfolio as a result of the Acquisition. Each such opinion, in substance, will state that for U.S. federal income tax purposes:

(a) The transfer of all of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio Shares to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio's taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio's shareholders in exchange for their shares of the Acquired Portfolio;

(d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio Shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio pursuant to the Agreement;

(e) the aggregate tax basis of the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Acquisition will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Acquisition, and the holding period of the Acquiring Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Acquisition); and

(f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Portfolio's taxable year, the tax basis of the Acquired Portfolio's assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Acquisition and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio.

You should recognize that an opinion of counsel is not binding on the IRS or any court. Neither the Acquired Portfolio nor the Acquiring Portfolio will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisition relating to their Portfolios. Accordingly, if the IRS sought to challenge the tax treatment of an Acquisition and was successful, neither of which is anticipated, the Acquisition could be treated, in whole or in part, as a taxable sale of assets of the relevant Acquired Portfolio, followed by the taxable liquidation thereof.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Acquired Portfolio and its shareholders.

Prior to the Closing Date, each Acquired Portfolio will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The Acquiring Portfolio's capital loss carryforwards, if any, should not be limited solely by reason of the Acquisitions. However, for five years beginning after the Closing Date, the combined Portfolio will not be allowed to offset certain pre-Acquisition built-in gains attributable to an Acquired Portfolio with the capital loss carryforwards (and certain built-in losses) attributable to the Acquiring Portfolio.

Shareholders of each Acquired Portfolio should consult their tax advisors regarding the effect, if any, of the proposed Acquisition relating to their Portfolio in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. federal income tax consequences of the Acquisitions, shareholders of each Acquired Portfolio should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the Acquisition relating to their Portfolio.

CAPITALIZATION

The following tables show the capitalization of each Acquired Portfolio and the Acquiring Portfolio as of March 31, 2009, and the capitalization of the combined Portfolio, on a pro forma basis, as of the Closing Date, after giving effect to the Acquisitions.(1)

U.S. Equity Flex II Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined U.S. Equity Flex I Portfolio(2)
Net Assets	$8,670,882	$108,230,363		$116,901,245
Shares Outstanding	1,270,485	12,538,604	(263,174)	13,545,915
Net Asset Value Per Share	$6.82	$8.63		$8.63

U.S. Equity Flex III Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined U.S. Equity Flex I Portfolio(3)
Net Assets	$10,803,693	$108,230,363		$119,034,056
Shares Outstanding	1,288,526	12,538,604	(34,076)	13,793,054
Net Asset Value Per Share	$8.38	$8.63		$8.63

U.S. Equity Flex IV Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined U.S. Equity Flex I Portfolio(4)
Net Assets	$7,453,919	$108,230,363		$115,684,282
Shares Outstanding	1,007,239	12,538,604	(140,944)	13,404,899
Net Asset Value Per Share	$7.40	$8.63		$8.63

Each of U.S. Equity Flex II Portfolio (Acquired Portfolio), U.S. Equity Flex III Portfolio (Acquired Portfolio) and U.S. Equity Flex IV Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined U.S. Equity Flex I Portfolio(5)
Net Assets	$8,670,882	$10,803,693	$7,453,919	$108,230,363		$135,158,857
Shares Outstanding	1,270,485	1,288,526	1,007,239	12,538,604	(443,341)	15,661,513
Net Asset Value Per Share	$6.82	$8.38	$7.40	$8.63		$8.63

(1)  Assumes the Acquisition of the relevant Acquired Portfolio(s) had been consummated on March 31, 2009 and is for information purposes only. No assurance can be given as to how many Acquiring Portfolio shares will be received by shareholders of an Acquired Portfolio on the date the applicable Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Portfolio shares that actually will be received on or after such date.

(2)  Assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

(3)  Assumes the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio.

(4)  Assumes the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio.

(5)  Assumes the Acquisitions of each of the Flex II Portfolio, Flex III Portfolio and Flex IV Portfolio by the Acquiring Portfolio.

TOTAL RETURNS

The bar charts and the tables below provide an indication of the risks of investing in each Portfolio. The bar charts show you how each Portfolio's performance has varied from year to year for up to ten years. The tables compare each Portfolio's performance over time to that of a broad-based securities market index. The bar charts and tables do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

U.S. Equity Flex I Portfolio (Acquiring Portfolio)

*  The Portfolio adopted investment strategies that became effective on December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a "flexible 130/30" strategy in an attempt to outperform the Russell 3000® Index. Investors should be aware that performance information prior to December 1, 2006 does not reflect the investment strategies used between December 1, 2006 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio. Prior to December 1, 2006, the Portfolio was known as "Small Cap Growth Portfolio." Between December 1, 2006 and May 1, 2009, the Portfolio was known as "Small Cap Core I Portfolio."

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 Year	5 Years	10 Years	Inception Date
U.S. Equity Flex I Portfolio	-34.66%	-6.04%	-1.74%	6/30/1995
Standard & Poor's SmallCap 600® Index(2) (reflects no deduction for fees and expenses)	-13.82%	9.89%	-5.18%
Russell 3000® Index(3)	-37.23%	-1.91%	-0.78%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio. Effective May 1, 2009, the Russell 3000® Index replaced the Standard & Poor's SmallCap 600® Index as the benchmark index for the Portfolio.

(2)  The Standard & Poor's SmallCap 600® Index is an unmanaged market-weighted index of 600 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Companies, Inc. The Standard & Poor's SmallCap 600® Index became the Portfolio's benchmark index on December 1, 2006 in connection with its change in investment strategy. Investors cannot invest directly in an index.

(3)  The Russell 3000® Index is designed to measure the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index.

U.S. Equity Flex II Portfolio (Acquired Portfolio)

*  The Portfolio adopted investment strategies that became effective on December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a "flexible 130/30" strategy in an attempt to outperform the Russell 3000® Index. Investors should be aware that performance information prior to December 1, 2006 does not reflect the investment strategies used between December 1, 2006 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio. Prior to May 1, 2009, the Portfolio was known as "Large Cap Value Portfolio."

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 Year	5 Years	10 Years	Inception Date
U.S. Equity Flex II Portfolio	-36.19%	-1.37%	0.48%	10/31/1997
Russell 1000® Value Index(2) (reflects no deduction for fees and expenses)	-36.85%	-0.79%	1.36%
Russell 3000® Index(3)	-37.23%	-1.91%	-0.78%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio. Effective May 1, 2009, the Russell 3000® Index replaced the Russell 1000® Value Index as the benchmark index for the Portfolio.

(2)  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

(3)  The Russell 3000® Index is designed to measure the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index.

U.S. Equity Flex III Portfolio (Acquired Portfolio)

*  The Portfolio adopted investment strategies that became effective on December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a "flexible 130/30" strategy in an attempt to outperform the Russell 3000® Index. Investors should be aware that performance information prior to December 1, 2006 does not reflect the investment strategies used between December 1, 2006 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio. Prior to December 1, 2006, the Portfolio was known as "Mid-Cap Growth Portfolio." Between December 1, 2006 and May 1, 2009, the Portfolio was known as "Mid-Cap Core Portfolio."

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 Year	5 Years	Life of Portfolio		Inception Date
U.S. Equity Flex III Portfolio	-38.44%	-3.25%	-0.74%		9/13/1999
Standard & Poor's MidCap 400® Index(2) (reflects no deduction for fees and expenses)	-36.23%	-0.08%	5.58	%(3)
Russell 3000® Index(4)	-37.23%	-1.91%	-0.78%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio. Effective May 1, 2009, the Russell 3000® Index replaced the Standard & Poor's MidCap 400® Index as the benchmark index for the Portfolio.

(2)  The Standard & Poor's MidCap 400® Index is an unmanaged market-weighted index of 400 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

(3)  Performance since October 1, 1999.

(4)  The Russell 3000® Index is designed to measure the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index.

U.S. Equity Flex IV Portfolio (Acquired Portfolio)

*  The Portfolio adopted investment strategies that became effective on June 1, 2005 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a "flexible 130/30" strategy in an attempt to outperform the Russell 3000® Index. Investors should be aware that performance information prior to June 1, 2005 does not reflect the investment strategies used between June 1, 2005 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio. Prior to May 1, 2009, the Portfolio was known as "Blue Chip Portfolio."

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 Year	5 Years	Life of Portfolio		Inception Date
U.S. Equity Flex IV Portfolio	-35.69%	-1.56%	-2.28%		11/30/2001
S&P 500 Index(2) (reflects no deduction for fees and expenses)	-37.00%	-2.19%	-1.39	%(3)
Russell 3000® Index(4)	-37.23%	-1.91%	-0.78%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio. Effective May 1, 2009, the Russell 3000® Index replaced the S&P 500 Index as the benchmark index for the Portfolio.

(2)  The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

(3)  Performance since December 1, 2001.

(4)  The Russell 3000® Index is designed to measure the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index.

OWNERSHIP OF THE PORTFOLIOS

All shares of each Acquired Portfolio and the Acquiring Portfolio are owned of record by Participating Insurance Company separate accounts for the benefit of contract owners. No contract owner had, as of the Record Date, voting authority over as much as 5% of any Portfolios' shares. The insurance company separate accounts that own shares of the Portfolios do not have an economic interest in the Portfolios.

Listed below are the name, address and share ownership of each person known to the Trust to own 5% or more of the shares of an Acquired Portfolio or the Acquiring Portfolio as of July 16, 2009. The table also indicates the percentage of each Portfolio's shares to be owned by such persons upon consummation of the relevant Acquisition(s) on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

Name and Address	Shares Held	Percent of Outstanding Shares	Pro Forma Percentage Ownership Post-Acquisition
U.S. EQUITY FLEX I PORTFOLIO (ACQUIRING PORTFOLIO)
Nationwide Life Insurance Company Nationwide Variable Account II c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	3,007,697.2360	25.31%	20.15%
IDS Life Insurance Company 222 AXP Financial Center Minneapolis, MN 55474-0001	5,361,261.5930	45.11%	35.92%
Fidelity Investments Life Insurance Company 82 Devonshire Street #R25B Boston, MA 02109-3605	1,148,407.4860	9.66%	7.69%
U.S. EQUITY FLEX II PORTFOLIO (ACQUIRED PORTFOLIO)
Nationwide Life Insurance Company NWVLI-4 c/o IPO Portfolio Accounting P.O. Box 182029	124,401.4120	10.13%	0.66%
Columbus, OH 43218-2029
Nationwide Life Insurance Company NWVA-9 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	532,776.0000	43.37%	2.84%
AIG Life Insurance Co. #2 2727 A-Allen Parkway P.O. Box 1591 Houston, TX 77251-1591	542,545.9200	44.16%	2.89%
U.S. EQUITY FLEX III PORTFOLIO (ACQUIRED PORTFOLIO)
IDS Life Insurance Company (For Account 1EG) AXP Financial Center/IDS Life Insurance P.O. Box 10 Minneapolis, MN 55474-0701	1,141,400.5650	92.81%	7.34%

Name and Address	Shares Held	Percent of Outstanding Shares	Pro Forma Percentage Ownership Post-Acquisition
U.S. EQUITY FLEX IV PORTFOLIO (ACQUIRED PORTFOLIO)
Fidelity Investment Institutional Operations Center as Agent for Certain Employee Benefit Plans 100 Magellan Way Covington, KY 41015-1999	955,265.5880	93.36%	5.45%
American International Group Life of Bermuda Ltd 2727 A-Allen Parkway/4-D1 Houston, TX 77019-2115	67,898.4690	6.64%	0.39%

*  Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.

As of July 16, 2009, the officers or Trustees of the Acquiring Portfolio and each Acquired Portfolio beneficially owned as a group less than 1% of the outstanding securities of the relevant Portfolio.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion is based upon and qualified in its entirety by the disclosure in the respective Prospectuses and Statements of Additional Information of the Acquiring Portfolio and the Acquired Portfolios.

INVESTMENT OBJECTIVES. The investment objectives of the Portfolios are identical. Each Portfolio's investment objective is capital growth. There can be no assurance that any Portfolio will achieve its investment objective.

PRINCIPAL STRATEGIES. The principal investment strategies of the Portfolios are identical. Each Portfolio invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. Each Portfolio will consist of the securities of companies included within the Russell 3000® Index (the "Benchmark"), as well as other companies that the portfolio manager deems to have similar characteristics to the companies included in the Benchmark. The Benchmark is designed to measure the performance of the largest 3000 U.S. companies, representing approximately 98% of the investable U.S. equity market. As of March 31, 2009, the Benchmark has a market capitalization range of approximately $2 million to $338.866 billion.

Each Portfolio generally will (i) purchase securities (i.e., hold long positions), either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short (i.e., hold short positions), either directly or through derivatives, in an amount up to approximately 30% of its net assets. (Selling securities short means selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop.) Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio's securities selections and the availability of attractive investment opportunities.

The term "flex" in each Portfolio's name refers to the ability of the Portfolio to vary from 100% to 130% its long positions and to vary from 0% to 30% its short positions, based on market conditions. While each Portfolio intends to utilize short exposure, under certain conditions, it may be entirely long. In a traditional fund that does not permit short sales of its securities, the fund's adviser can at most assign a zero weighting to securities that the adviser expects to underperform. With respect to each Portfolio, however, the portfolio manager may actually sell securities short that it views as likely to decline in value or underperform. Additionally, the ability of each Portfolio to sell securities short generally enables the Portfolio to invest in additional securities as long positions while normally keeping the overall net exposure to the market the same as a traditional long-only strategy.

Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio's securities selections and the availability of attractive investment opportunities. In times of unusual or adverse market, economic or political conditions, each Portfolio's long positions may be closer to 100% and/or its short positions may be closer to 0% of its net assets.

Each Portfolio follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The portfolio manager selects securities for each Portfolio using proprietary quantitative models, which are designed to:

•  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price;

•  identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit the Portfolio's overall long exposure or increase the Portfolio's overall short exposure to such low quality stocks; and

•  help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Under each Portfolio's investment strategy, the portfolio manager applies these models to companies that are represented in the Benchmark, as well as other companies that it deems to have similar characteristics to the companies included in the Benchmark. Each Portfolio normally will be managed by both overweighting and underweighting certain securities and selling short certain securities relative to the Benchmark, using the proprietary quantitative models discussed above and based on the expected return and the risks associated with individual securities considered relative to the Portfolio as a whole, among other characteristics. In general, each Portfolio will seek to maintain investment attributes that are similar to those of the basket of securities included in the Benchmark, and intends to limit its divergence from the Benchmark in terms of market, industry and sector exposures. Each Portfolio may invest in equity securities without regard to market capitalization.

With respect to each Portfolio, the portfolio manager generally holds a long or short position until the quantitative stock selection models described above indicate that such position be reduced or eliminated, although the portfolio manager is not required to reduce or eliminate the position under those circumstances. With respect to each Portfolio, the portfolio manager may also reduce or eliminate a position in a security for a variety of reasons, such as to realize profits or take advantage of better investment opportunities.

Some companies may cease to be represented in the Benchmark after a Portfolio has purchased their securities. Each Portfolio is not required to sell securities solely because the issuers are no longer represented in the Benchmark, and may continue to hold such securities.

Each Portfolio's 80% investment policy may be changed by the Board of Trustees on 60 days' notice to shareholders. Each Portfolio's investment objective may be changed without shareholder approval.

Each Portfolio invests primarily in:

•  common stocks

•  preferred stocks

•  securities convertible into common stocks

•  securities whose values are based on common stock, such as rights and warrants

Each Portfolio invests primarily in U.S. equity securities, including both listed and unlisted securities, but may also invest in non-U.S. securities and restricted securities or other instruments with no ready market. Each Portfolio may also engage in other investment practices, such as using options, forwards, futures, swaps and other types of derivative instruments in seeking to achieve its investment objective or for hedging purposes.

INVESTMENT LIMITATIONS. The Acquiring Portfolio and each Acquired Portfolio have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Portfolio. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Each of the Flex II Portfolio and the Flex III Portfolio has fundamental investment limitations that are identical to those of the Acquiring Portfolio; except that the Flex II Portfolio has a fundamental investment limitation with respect to diversification, while the Acquiring Portfolio does not. The Flex IV Portfolio has fundamental investment limitations that are substantially similar to those of the Acquiring Portfolio; except that the Flex IV Portfolio has a fundamental investment limitation with respect to diversification, while the Acquiring Portfolio does not. Nonetheless, the Acquiring Portfolio operates as a diversified investment company, just like each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio. None of the differences in the fundamental investment limitations of the Acquiring Portfolio and those of each of the Flex II Portfolio and the Flex IV Portfolio are anticipated to impact the identical manner in which all of such Portfolios are intended to be managed.

CERTAIN INVESTMENT PRACTICES. For each of the following practices, the table below shows the current applicable investment limitation for each Portfolio. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined in the Acquiring Portfolio's Prospectus, which accompanies this Prospectus/Proxy Statement. As noted above, the investment limitation for each investment practice is the same for each Portfolio, except that:

•  the Flex II Portfolio may invest up to 15% of its total assets in warrants, while the Acquiring Portfolio may invest up to 10% of its net assets in such securities; and

•  the Acquiring Portfolio may invest up to 15% of its net assets in restricted and illiquid securities, while the Flex III Portfolio may invest up to 10% of its net assets in such securities.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net Portfolio assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total Portfolio assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

Limit
Investment Practice	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex II Portfolio	U.S. Equity Flex III Portfolio	U.S. Equity Flex IV Portfolio
BORROWING. The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Leveraging, speculative exposure risk.	33 1/3%	33 1/3%	33 1/3%	33 1/3%
EQUITY AND EQUITY-RELATED SECURITIES. Common
stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.	■	■	■	■
FUTURES AND OPTIONS ON FUTURES. Futures contracts
traded on an exchange that enable a Portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate a Portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, derivatives, hedged exposure, interest-rate,
leveraging, market, speculative exposure risks.(2)	☐	☐	☐	☐
OPTIONS. Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. A Portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, derivatives, hedged exposure, leveraging, liquidity, market, speculative exposure, valuation risks.	25%	25%	25%	25%
REAL-ESTATE INVESTMENT TRUSTS (REITs). Pooled
investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Credit,
liquidity, interest-rate, market risks.	☐	☐	☐	☐
RESTRICTED AND OTHER ILLIQUID SECURITIES. Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	15%	15%	10%	15%
SECTOR CONCENTRATION. Investing more than 25% of a
Portfolio's net assets in a market sector. Performance will
largely depend on the sector's performance, which may differ in direction and degree from that of the overall stock market.
Financial, economic, business, political and other
developments affecting the sector will have a greater effect
on the Portfolio.	☐	☐	☐	☐

Limit
Investment Practice	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex II Portfolio	U.S. Equity Flex III Portfolio	U.S. Equity Flex IV Portfolio
SECURITIES LENDING. Lending portfolio securities to
financial institutions; a Portfolio receives cash, U.S.
government securities or bank letters of credit as collateral.
Credit, liquidity, market risks.	33 1/3%	33 1/3%	33 1/3%	33 1/3%
SHORT POSITIONS. Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If a Portfolio were to take short positions in stocks that increase in value, then the Portfolio would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. Leveraging, liquidity, market, short sales, speculative exposure risks.	30%	30%	30%	30%
SHORT SALES "AGAINST THE BOX." A short sale where the Portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, short sales, speculative exposure risks.	10%	10%	10%	10%
SHORT-TERM TRADING. Selling a security shortly after
purchase. A Portfolio engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains distributions could raise shareholders' income
tax liability.	☐	☐	☐	☐
SMALL COMPANIES. Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.	■	■	■	■
SPECIAL-SITUATION COMPANIES. Companies
experiencing unusual developments affecting their market
values. Special situations may include acquisition,
consolidation, reorganization, recapitalization, merger,
liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special situation company could decline in value and hurt a Portfolio's
performance if the anticipated benefits of the special situation
do not materialize. Information, market risks.	■	■	■	■

	Limit
Investment Practice	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex II Portfolio	U.S. Equity Flex III Portfolio	U.S. Equity Flex IV Portfolio
STRUCTURED INSTRUMENTS. Swaps, structured
securities and other instruments that allow a Portfolio to gain access to the performance of a benchmark asset (such as an
index or selected stocks) where the Portfolio's direct
investment is restricted. Credit, currency, derivatives,
information, interest-rate, leveraging, liquidity, market,
political, speculative exposure, valuations risks.	☐	☐	☐	☐
SWAPS. A contract between a Portfolio and another party in
which the parties agree to exchange streams of payments based on certain benchmarks, such as market indices or currency or interest rates. For example, a Portfolio may use swaps to gain access to the performance of a benchmark asset (such as an
index or one or more stocks) where the Portfolio's direct
investment is restricted. Credit, derivatives, information,
interest-rate, leveraging, liquidity, market, speculative
exposure, valuation risks.	■	■	■	■
TEMPORARY DEFENSIVE TACTICS. Placing some or all of
a Portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a Portfolio's principal investment strategies
and might prevent the Portfolio from achieving its goal.	☐	☐	☐	☐
WARRANTS. Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%	15%	10%	10%
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%	20%	20%	20%

(1)  Each Portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)  Each Portfolio is limited to using 5% of net assets for amounts necessary for initial margin and premiums on futures positions considered to be speculative.

Determination of Net Asset Value of shares of the Acquiring Portfolio

The NAV of the Acquiring Portfolio (as well as each Acquired Portfolio) is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Portfolio's total assets, less its liabilities, by the number of shares outstanding.

The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The Portfolio may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Portfolio's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Portfolio prices its shares. The Portfolio uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The Portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV.

Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Portfolio does not compute its prices. This could cause the value of the Portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

Frequent Purchases and Sales of Portfolio Shares

Frequent purchases and redemptions of Portfolio shares present risks to the contract owners or plan participants who hold shares of a Portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of Portfolio shares; interference with the efficient management of the Portfolio, such as the need to keep a larger portion of the Portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio's investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for portfolio holdings (e.g., "time zone arbitrage").

Each Portfolio will take steps to detect and eliminate excessive trading in Portfolio shares, pursuant to the Portfolio's policies as described in this Prospectus/Proxy Statement and approved by the Board of Trustees. Each Portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. A contract owner or plan participant that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. Each Portfolio's distributor enters into agreements with intermediaries such as insurance company separate accounts and tax-qualified pension and retirement plans that require such intermediaries to provide certain information to help detect frequent trading by their contract holders or plan participants and to eliminate frequent trading by these contract holders and plan participants.

Each Portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, each Portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of Portfolio shares.

Each Portfolio has also adopted fair valuation policies to protect the Portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices.

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, contract holders and plan participants who invest in a Portfolio through insurance company separate accounts and plans may be subject to the policies and procedures of their insurance companies and plans with respect to excessive trading of Portfolio shares, which may define market timing differently than the Portfolio does and have different consequences associated with it.

Each Portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

Management of each Portfolio

Credit Suisse, located at Eleven Madison Avenue, New York, New York 10010, provides investment advisory services to each of the Portfolios under separate advisory agreements. Credit Suisse is part of the asset management business of Credit Suisse Group ("CS"), one of the world's leading banks. CS provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of CS is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. The Portfolios' respective investment advisory agreements with Credit Suisse are identical with respect to all terms, other than the management fee as set out below.

Jordan Low is responsible for the day-to-day portfolio management of the Portfolios. Mr. Low is supported by a team of investment professionals from the Credit Suisse Quantitative Equities Group.

Mr. Low, Director, is global head of research and portfolio management for quantitative equity products. Mr. Low has been each Portfolio's portfolio manager since February 2008. He joined Credit Suisse in February 2008. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Each Portfolio's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Portfolio. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Portfolio. State Street serves as custodian of each of the Portfolios' assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent registered public accounting firm for each of the Portfolios. The Portfolios' respective agreements with each of the above service providers, if applicable, are identical with respect to all terms.

The Acquiring Portfolio pays Credit Suisse a management fee of 0.70% of its average daily net assets, while each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio pays Credit Suisse a management fee of 0.50%., 0.70% and 0.50%, respectively, of its average daily net assets. For the 2008 fiscal year, the Acquiring Portfolio, the Flex II Portfolio and the Flex III Portfolio each paid Credit Suisse 0.70%, 0.50% and 0.59% (due to voluntary fee waivers), respectively, of its average net assets for advisory services, and the Flex IV Portfolio did not pay Credit Suisse for advisory services, due to voluntary fee waivers.

In addition to the management fee, each Portfolio pays a co-administration fee to CSAMSI of 0.09% of its average daily net assets. Each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Credit Suisse Fund Complex (the "Fund Complex"), 0.03% of the Fund Complex's next $5 billion in average daily net assets, and 0.02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to a minimum fee and exclusive of out-of-pocket expenses.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each Portfolio is available in each Portfolio's annual report to shareholders for the period ended December 31, 2008. Prior to May 1, 2009, the Flex I Portfolio, the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio were named the Small Cap Core I Portfolio, the Large Cap Value Portfolio, the Mid-Cap Core Portfolio and the Blue Chip Portfolio, respectively.

Each Portfolio bears its proportionate share of fees payable to Credit Suisse, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Portfolio at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Portfolio's average daily net assets.

Financial Highlights of the Acquiring Portfolio

The financial highlights table is intended to help you understand the performance of the shares of the Acquiring Portfolio that are being offered to Acquired Portfolio shareholders for the past five years. The figures below have been audited by the Acquiring Portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the Acquiring Portfolio's financial statements is included in the

Acquiring Portfolio's annual report. The total returns do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; if such charges and expenses were reflected, total returns would be lower.

	For the Year Ended December 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$15.47	$15.60	$14.89	$15.30	$13.80
Investment operations
Net investment income (loss)	0.10	0.02	(0.14)	(0.14)	(0.14)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(5.46)	(0.15)	0.85	(0.27)	1.64
Total from investment operations	(5.36)	(0.13)	0.71	(0.41)	1.50
Less dividends
Dividends from net investment income	(0.01)	—	—	—	—
Net asset value, end of year	$10.10	$15.47	$15.60	$14.89	$15.30
Total return(1)	(34.66)%	(0.83)%	4.77%	(2.68)%	10.87%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$135,359	$286,855	$413,335	$557,377	$767,104
Ratio of expenses to average net assets	0.93%	0.92%	1.11%	1.14%	1.10%
Ratio of net investment income (loss) to average net assets	0.65%	0.08%	(0.75)%	(0.84)%	(0.92)%
Portfolio turnover rate	204%	203%	208%	82%	99%

(1)  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

INTEREST OF CREDIT SUISSE IN THE ACQUISITIONS

Credit Suisse may be deemed to have an interest in each Agreement and each Acquisition because it provides investment advisory services to each Portfolio. Credit Suisse receives compensation from each Portfolio for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with Credit Suisse are described in each Portfolio's Prospectuses and Statement of Additional Information. Future growth of the assets of the Acquiring Portfolio, if any, can be expected to increase the total amount of fees payable to Credit Suisse and its affiliates.

Credit Suisse may also be deemed to have an interest in each Agreement and each Acquisition because CSAMSI serves as the co-administrator and distributor for each Portfolio. As co-administrator, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

GENERAL. The Trust was organized on March 15, 1995 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust." The Trust's Declaration of Trust, as amended (the "Declaration of Trust"), authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share.

In each Portfolio, shares represent interests in the assets of the relevant Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions. As each Portfolio is a series of the Trust, the rights of shareholders of each Acquired Portfolio are identical to the rights of shareholders of the Acquiring Portfolio.

TRUSTEES. The Declaration of Trust provides that the term of office of each Trustee shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall be qualified or his earlier resignation, removal or death. The Trustees have the power to set and alter their terms of office, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration. Trustees of the Trust may be removed by at least two-thirds of Trustees. Vacancies on the Board of the Trust may be filled by the Trustees remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Trustees if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees then holding office shall have been elected by the shareholders of the Trust. A meeting of shareholders will be required for the purpose of electing Trustees whenever (a) fewer than a majority of the Trustees then in office were elected by shareholders of the Trust or (b) a vacancy exists that may not be filled by the remaining Trustees and must be filled.

VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and fractional votes for fractional shares held. Generally, shares of the Trust will vote by individual Portfolio on all matters except where otherwise required by law. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares.

Under current law, a Participating Insurance Company is required to request voting instructions from variable contract owners and must vote all Portfolio shares held in the separate account in proportion to the voting instructions received. Plans may or may not pass through voting rights to plan participants, depending on the terms of the plan's governing documents. For a more complete discussion of voting rights, refer to the sponsoring Participating Insurance Company separate account prospectus or the plan documents or other informational materials supplied by plan sponsors.

At least a majority of shares of beneficial interest of each Acquired Portfolio entitled to vote at a meeting will constitute a quorum with respect to such Acquired Portfolio.

LIQUIDATION OR TERMINATION. All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets.

INVOLUNTARY REDEMPTIONS. The Trust's Declaration of Trust authorizes the Trust to redeem shares of any Portfolio, subject to applicable law, (i) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the holders of shares of the Trust or of any Portfolio, or (ii) upon such other conditions with respect to the maintenance of shareholder accounts of a minimum amount as may from time to time be determined by the Trustees and set forth in the then current Prospectus of such Portfolio. Each Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the Declaration of Trust is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

RIGHTS OF INSPECTION. Massachusetts business trust law does not have provisions relating to rights of inspection. However, the Declaration of Trust provides that the records of each Acquired Portfolio shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts Business Corporation Law.

LIABILITY OF TRUSTEES. The Declaration of Trust provides that the Trustees and officers shall not be liable in such capacity for monetary damages, except (1) if such person did not act in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust or (2) for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee or officer. The Declaration of Trust in effect provides that each Portfolio shall indemnify each Trustee and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought to the fullest extent permitted by applicable law.

SHAREHOLDER LIABILITY. Massachusetts law provides that shareholders of a Portfolio could, under certain circumstances, be held personally liable for the obligations of a Portfolio. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from a Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant Portfolio would be unable to meet its obligations, a possibility that Credit Suisse believes is remote and immaterial. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the relevant Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The foregoing is only a summary of certain characteristics of the operations of each of the Portfolios. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the constituent documents and state laws governing each Portfolio for a more thorough description.

CONCLUSION

Each Agreement was approved by the Board of Trustees of the Trust on May 12, 2009. The Board has determined that each Acquisition is in the best interests of each relevant Portfolio's shareholders and that the interests of existing shareholders of such Portfolios will not be diluted as a result of the Acquisition. If the shareholders of an Acquired Portfolio do not approve the Agreement relating to their Portfolio or if the relevant Acquisition is not completed, the Acquired Portfolio will continue to engage in business as a registered investment company and its Board of Trustees will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

REQUIRED VOTE

Approval of each Agreement requires the affirmative vote of (a) 67% or more of the voting securities of the relevant Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less.

THE BOARD OF TRUSTEES OF THE ACQUIRED
PORTFOLIOS, INCLUDING THE TRUSTEES WHO ARE NOT
"INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE
1940 ACT) RECOMMENDS THAT YOU VOTE FOR THE
PROPOSAL RELATING TO YOUR PORTFOLIO.

ADDITIONAL INFORMATION

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectus and the Statement of Additional Information for the Acquiring Portfolio, along with related information, may be found on the SEC website as well (http://www.sec.gov).

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of the Acquired Portfolios to be used at the Joint Special Meeting of Shareholders of each Acquired Portfolio to be held at 3:00 p.m. on August 21, 2009, at the offices of the Acquired Portfolios, Eleven Madison Avenue, 24th Floor, New York, New York 10010 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of each Acquired Portfolio on or about July 27, 2009. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the Record Date, each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio had 1,228,510, 1,229,885 and 1,023,165 shares outstanding, respectively. The holders of a majority of the outstanding shares of beneficial interest of each Acquired Portfolio entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting for such Acquired Portfolio.

The Trust, on behalf of its Portfolios, offers its shares only to Participating Insurance Companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in an Acquired Portfolio as of the Record Date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. The Participating Insurance Companies will vote shares of each Acquired Portfolio for which no instructions have been received in the same proportion as they vote shares for which they have received instructions. As a result, the vote of a small number of shares could determine the outcome of the vote on a proposal. Abstentions will have the effect of a negative vote on the proposal for the relevant Acquired Portfolio. Unmarked voting instructions will be voted in favor of the proposal for the relevant Acquired Portfolio. If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by giving written notice of the revocation to J. Kevin Gao, Secretary of the Trust, Eleven Madison Avenue, New York, New York 10010 at any time before the proxy is exercised or by voting in person at the Special Meeting. Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Proxy solicitations will be made by mail. The expenses of the Acquisition will be borne by Credit Suisse or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type).

In the event that a quorum necessary to vote on the proposal for an Acquired Portfolio at the Special Meeting is not present or sufficient votes to approve the proposal are not received prior to 3:00 p.m. on August 21, 2009, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies to receive the vote necessary for its passage or to obtain a quorum. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of beneficial interest of the relevant Acquired Portfolio present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the relevant Acquired Portfolio.

OTHER BUSINESS

The Board of Trustees of the Acquired Portfolios knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card.

The approval of shareholders of the Acquiring Portfolio is not required in order to affect each Acquisition and, accordingly, the votes of the shareholders of the Acquiring Portfolio are not being solicited by this Prospectus/Proxy Statement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited statement of assets and liabilities of each of the Portfolios as of December 31, 2008, including their respective schedules of portfolio investments, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Portfolio has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm to each of the Portfolios, given on the authority of such firms as experts in accounting and auditing.

ADDITIONAL MATERIALS

The current Statements of Additional Information for the Portfolios, dated May 1, 2009, which have been incorporated by reference into the Statement of Additional Information, dated July 24, 2009, relating to this Prospectus/Proxy Statement and the Acquisitions, will be sent to all shareholders of an Acquired Portfolio requesting a copy of such Statement of Additional Information.

Each Portfolio discloses its portfolio holdings and certain of the Portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on each Portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month are posted on the website. A description of each Portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in each Portfolio's Statement of Additional Information.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Portfolio will be passed upon by Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Portfolio.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [    ] day of [    ], 2009, by Credit Suisse Trust, a Massachusetts business trust (the "Trust") on behalf of its series, the U.S. Equity Flex [    ] Portfolio (the "Acquired Portfolio") and the U.S. Equity Flex I Portfolio (the "Acquiring Portfolio") (the Acquired Portfolio and Acquiring Portfolio, collectively, the "Portfolios"), and, solely for purposes of Sections 4.2, 5.7 and 8.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("Credit Suisse").

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Portfolio (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio in exchange solely for shares of beneficial interest (collectively, the "Shares") of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Portfolio ("Acquiring Portfolio Shares") to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

As the Portfolios are each series of the Trust, all parties to this Agreement acknowledge and accept that each Portfolio does not have a Board of Trustees or officers separate from the other series of the Trust. Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by each Portfolio in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, each Portfolio.

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquired Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquiring Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquiring Portfolio's shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Transfer of assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and assumption of the Acquired Portfolio's liabilities and liquidation of the Acquired Portfolio.

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2.  (a)  The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing date provided in paragraph 3.1 (the "Closing Date").

(b)  The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio's assets as of the date of execution of this Agreement. The Acquired Portfolio reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest. The Acquired Portfolio will, within a reasonable time prior to the Closing Date, furnish the Acquiring Portfolio with a list of the securities, if any, on the Acquired Portfolio's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Portfolio's investment objective, policies and restrictions. In the event that the Acquired Portfolio holds any investments which the Acquiring Portfolio may not hold, the Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Portfolio and the Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Acquired Portfolio, if requested by the Acquiring Portfolio, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3.  The Acquired Portfolio will endeavor to discharge all of the known liabilities and obligations of the Acquired Portfolio prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Portfolio shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Portfolio and the Acquiring Portfolio prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Portfolio, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Portfolio shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Portfolio specifically arising from or relating to the operations and/or transactions of the Acquired Portfolio prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.5 hereof.

1.4.  As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Portfolio will liquidate and distribute pro rata to the Acquired Portfolio's shareholders of record determined as of the close of business on the Closing Date (the "Portfolio Shareholders") the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio's shareholders representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although any share certificates representing interests in the Acquired Portfolio will represent a number of Acquiring Portfolio Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

1.5.  Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio's current prospectus and statement of additional information.

1.6.  Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.7.  Any reporting responsibility of the Acquired Portfolio is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

2.  Valuation

2.1.  The value of the Acquired Portfolio's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Portfolio's then current prospectus or statement of additional information.

2.2.  The number of Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) in exchange for shares of beneficial interest of the Acquired Portfolio shall be determined by dividing the value of the net assets of the Acquired Portfolio attributable to its shares of beneficial interest determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Acquiring Portfolio computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Portfolio's then current prospectus or statement of additional information.

2.3.  All computations of value with respect to the Acquiring Portfolio and the Acquired Portfolio shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Portfolio.

3.  Closing and Closing Date

3.1.  The Closing Date for the Reorganization shall be August 28, 2009, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 3:00 p.m., at the offices of the Acquired Portfolio or at such other time and/or place as the parties may agree.

3.2.  The Trust shall direct State Street, as custodian, to transfer ownership of the Assets from the accounts of the Acquired Portfolio that State Street maintains as custodian for the Acquired Portfolio to the accounts of the Acquiring Portfolio that State Street maintains as custodian for the Acquiring Portfolio and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Acquired Fund are being delivered as of the Closing Date. The Acquired Portfolio shall deliver a certificate stating that all necessary taxes in connection with the delivery of the Assets of the Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.  In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.  The Acquired Portfolio shall deliver at the Closing a list of the names and addresses of the Acquired Portfolio's shareholders and the number of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Portfolio's transfer agent. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Acquired Portfolio's account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, the Trust, on behalf of the Portfolios, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may request.

4.  Representations and Warranties

4.1.  The Trust, on behalf of each Portfolio, represents and warrants that:

(a)  The Portfolios are not, and the execution, delivery and performance of this Agreement by the Trust will not result, in a violation of the Trust's Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Portfolios, is a party or by which the Portfolios or their property are bound;

(b)  There are no contracts or other commitments (other than this Agreement) of the Acquired Portfolio which will be terminated with liability to the Acquired Portfolio prior to the Closing Date;

(c)  The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

(d)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Portfolios or any of their properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. The Trust knows of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions contemplated herein;

(e)  The Statements of Assets and Liabilities of the Acquired Portfolio as of December 31, 2008, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired Portfolio as of such dates, and there are no known contingent liabilities of the Acquired Portfolio as of February 24, 2009 not disclosed therein.

(f)  Since December 31, 2008 there has not been any material adverse change in each Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by a Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection (f), a decline in net asset value per share of a Portfolio due to declines in market values of securities in a Portfolio's portfolio, the discharge of Portfolio liabilities, or the redemption of Portfolio shares by Portfolio shareholders shall not constitute a material adverse change;

(g)  At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of each Portfolio required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of each Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)  (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), each Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and (ii) the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and the Acquiring Portfolio will do so for the taxable year including the Closing Date;

(i)  All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. Each Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j)  At the Closing Date, (i) the Acquiring Portfolio will have good and marketable title to its assets and (ii) the Acquired Portfolio will have good and marketable title to the Acquired Portfolio's assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Portfolio may have acquired in the ordinary course of business and of which the Acquiring Portfolio has received notice and necessary documentation at or prior to the Closing;

(k)  The information to be furnished by the Acquiring Portfolio and Acquired Portfolio for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority ("FINRA")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(l)  The current prospectuses and statements of additional information of the Acquiring Portfolio and Acquired Portfolio on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(m)  Insofar as the following relate to the Portfolios, the registration statement filed by the Trust on behalf of the Acquiring Portfolio on Form N-14 relating to Acquiring Portfolio Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Portfolio (the "Proxy Statement") and the prospectus of the Acquiring Portfolio with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and

(n)  The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.2.  Credit Suisse represents and warrants to the Acquiring Portfolio as follows: To the knowledge of Credit Suisse (i) there are no claims, actions, suits or proceedings pending against the Acquired Portfolio, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of Credit Suisse and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Portfolio that would materially adversely affect the Acquired Portfolio or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Portfolio.

5.  Covenants of the Acquired Portfolio and the Acquiring Portfolio

5.1.  The Acquiring Portfolio and the Acquired Portfolio will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.2.  The Trust, on behalf of the Acquired Portfolio, will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3.  The Acquired Portfolio covenants that (i) the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Portfolio, there is no plan or intention by Acquired Portfolio's Shareholders to sell, exchange or otherwise dispose of a number of Acquired Portfolio Shares (or Acquiring Portfolio Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Portfolio Shareholders' ownership of Acquired Portfolio Shares (or equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50 percent of the number of Acquired Portfolio Shares as of the record date of the Reorganization; and (iii) the Acquired Portfolio will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code.

5.4.  Subject to the provisions of this Agreement, the Trust on behalf of the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.  The Acquiring Portfolio agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or Officer ("Indemnified Person") of the Trust, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Trustee or officer of the Trust, as such service involves the Acquired Portfolio, with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.5 shall not protect any such Indemnified Person against any liability to the Acquired Portfolio, the Acquiring Portfolio or their shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Portfolio for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Portfolio a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Portfolio under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Portfolio for its undertaking; (b) the Acquiring Portfolio is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party directors of the Acquiring Portfolio, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Portfolio at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.6.  The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Portfolio, the Acquired Portfolio nor the Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Portfolio, the Acquired Portfolio and the Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated here in Section 7.6.

5.7.  Credit Suisse agrees that the Acquiring Portfolio will succeed to all rights that the Acquired Portfolio has, or would have but for the Reorganization, against Credit Suisse or its affiliates by reason of any act or failure to act by Credit Suisse or any of its affiliates prior to the Closing Date.

6.  Conditions Precedent to Obligations of the Trust

The obligations of the Trust, on behalf of the Portfolios, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Portfolios, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.  All representations and warranties by the Trust, the Acquired Portfolio or Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Trust has delivered, on behalf of each Portfolio, a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.  The Trust, on behalf of the Portfolios, shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Trust, dated as of the Closing Date, covering the following points:

That (a) the Trust is a validly existing business trust under the laws of the Commonwealth of Massachusetts, and has the trust power to own all of the properties and assets of each of the Portfolios and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Portfolios are duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by Credit Suisse, is a valid and binding obligation of the Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust, on behalf of each Portfolio, is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which a Portfolio is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Trust, on behalf of each Portfolio, or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affects the Portfolios' business; (g) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (h) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Acquiring Portfolio Shares to be issued to the Acquired Portfolio's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Portfolio has any preemptive rights to subscription or purchase in respect thereof.

With respect to all matters of Massachusetts law, such counsel shall be entitled to state that they have relied upon the opinion of Sullivan & Worcester LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Sullivan & Worcester LLP.

In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.4.  Each Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to that Portfolio dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Portfolio, to the effect that:

(a)  they are an independent registered public accounting firm with respect to each Portfolio within the meaning of the 1933 Act and the applicable regulations thereunder; and

(b)  in their opinion, the financial statements and financial highlights of each Portfolio included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

6.5.  The Acquiring Portfolio and the Acquired Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to both Portfolios and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Portfolio, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Portfolio and the Acquired Portfolio and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Portfolio appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Portfolio or from schedules prepared by officers of the Trust, on behalf of each Portfolio, having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

6.6.  The Acquiring Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Portfolio and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 6.5.

7.  Further Conditions Precedent to Obligations of the Acquiring Portfolio and the Acquired Portfolio

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Portfolios, the Trust shall not be required to consummate the transactions contemplated by this Agreement.

7.1.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, as amended, and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Portfolio.

7.2.  The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of each Portfolio and that the interests of the shareholders in each Portfolio would not be diluted as a result of such transactions.

7.3.  On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

7.4.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio.

7.5.  The N-14 Registration Statement and the prospectus and statement of additional information filed as part of the Acquiring Portfolio's registration statement on Form N-1A shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.6.  The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquired Portfolio and the Acquiring Portfolio and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)  The transfer of all of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio Shares to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio; (c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio's taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio's shareholders in exchange for their shares of the Acquired Portfolio; (d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio Shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio; (e) the aggregate tax basis of the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Reorganization); and (f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Portfolio's taxable year, the tax basis of the Acquired Portfolio's assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Reorganization and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio. The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Trust.

Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 7.6.

8.  Brokerage Fees and Expenses; Other Agreements

8.1.  Each Portfolio represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

8.2.  Credit Suisse or its affiliates agrees to bear the reasonable expenses that are solely and directly related to the transactions contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Portfolio Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection with the Reorganization; (iv) postage, printing, accounting fees and legal fees incurred by the Acquiring Portfolio and by the Acquired Portfolio in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby; and (vi) any other reasonable Reorganization expenses. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

8.3.  Any other provision of this Agreement to the contrary notwithstanding, any liability of either Portfolio under this Agreement, or in connection with the transactions contemplated herein with respect to such Portfolio, shall be discharged only out of the assets of such Portfolio.

9.  Entire Agreement; Survival of Warranties

9.1.  The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

9.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.  Termination

This Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the Trust.

11.  Amendments

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Trust; provided, however, that following the meeting of the Acquired Portfolio's shareholders called by the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Portfolio Shares to be issued to the Acquired Portfolio's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.  Notices

12.1.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Portfolio at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

or to the Acquired Portfolio at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

13.  Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

13.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in Section 5.5, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5.  The Trust's Declaration of Trust, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts. Notice is hereby given that this Agreement is entered into by the Trust on behalf of each Portfolio by an officer of the Trust, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Trustees, officers or shareholders of the Portfolios are personally liable hereunder. All persons dealing with the Acquired Portfolio should look solely to the property of the Acquired Portfolio for the enforcement of any claims against the Acquired Portfolio.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Trustee and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE TRUST
For and on Behalf of
U.S. EQUITY FLEX [      ] PORTFOLIO AND
U.S. EQUITY FLEX I PORTFOLIO

By:

Name:
Title:

Attestation By:

Name:
Title:

Solely with respect to paragraphs 4.2, 5.7 and 8.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:

Name:
Title:

Attestation By:

Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

Eleven Madison Avenue

New York, New York 10010

1-800-222-8977

RELATING TO THE ACQUISITION BY CREDIT SUISSE TRUST —
U.S. EQUITY FLEX I PORTFOLIO

(THE “ACQUIRING PORTFOLIO”)

OF THE ASSETS OF EACH OF

CREDIT SUISSE TRUST — U.S. EQUITY FLEX II PORTFOLIO

CREDIT SUISSE TRUST — U.S. EQUITY FLEX III PORTFOLIO

CREDIT SUISSE TRUST — U.S. EQUITY FLEX IV PORTFOLIO

(COLLECTIVELY, THE “ACQUIRED PORTFOLIOS”).

Dated: July 24, 2009

This Statement of Additional Information (“SAI”) relates specifically to the proposed transfer of all of the assets of each Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the stated liabilities of the Acquired Portfolio.

This SAI is not a prospectus. A Prospectus/Proxy Statement, dated July 24, 2009, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Portfolio at the telephone number or address set forth above. This SAI should be read in conjunction with the Prospectus/Proxy Statement.  This SAI contains information which may be of interest to shareholders relating to each Acquisition, but which is not included in the Prospectus/Proxy Statement.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information of each of the Acquiring Portfolio and each Acquired Portfolio, the Annual Report of each of the Acquiring Portfolio and each Acquired Portfolio, and other information regarding the Acquiring Portfolio and each Acquired Portfolio.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Prospectus/Proxy Statement.

TABLE OF CONTENTS

	Page

Additional Information About the Acquiring Portfolio and Each Acquired Portfolio	B	-2
Financial Statements	B	-2
Pro Forma Financial Statements	B	-2
Pro Forma Combined U.S. Equity Flex I Portfolio Schedule of Investments as of March 31, 2009 (unaudited)	B	-3
Pro Forma Combined U.S. Equity Flex I Portfolio Statement of Assets and Liabilities as of March 31, 2009 (unaudited)	B	-34
Pro Forma Combined U.S. Equity Flex I Portfolio Statement of Operations for the twelve months ended March 31, 2009 (unaudited)	B	-35
Notes to Pro Forma Combined Financial Statements (unaudited)*	B	-36

* The accompanying notes are an integral part of the pro forma financial statements.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO

AND EACH ACQUIRED PORTFOLIO

For the Acquiring Portfolio: Incorporates by reference the Statement of Additional Information for the Acquiring Portfolio, dated May 1, 2009, as filed with the Securities and Exchange Commission (File No. 33-58125).

For each Acquired Portfolio: Incorporates by reference the Statement of Additional Information for each Acquired Portfolio, dated May 1, 2009, as filed with the Securities and Exchange Commission (File No. 33-58125).

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report of the Acquiring Portfolio for the year ended December 31, 2008 (File No. 811-07261), (ii) the Annual Report of the U.S. Equity Flex II Portfolio for the year ended December 31, 2008 (File No. 811-07261), (iii) the Annual Report of the U.S. Equity Flex III Portfolio for the year ended December 31, 2008 (File No. 811-07261) and (iv) the Annual Report of the U.S. Equity Flex IV Portfolio for the year ended December 31, 2008 (File No. 811-07261).  Each of these reports contains historical financial information regarding each of the Portfolios and has been filed with the Securities and Exchange Commission.  The financial statements therein, and the reports of the independent registered public accounting firm therein, are incorporated by reference herein.

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma combined schedule of investments and pro forma combined statement of assets and liabilities reflect financial positions as if the Acquisitions occurred on March 31, 2009.  The unaudited pro forma combined statement of operations reflects expenses for the twelve months ended March 31, 2009.  The unaudited pro forma combined financial statements give effect to the proposed exchange of shares of the Acquiring Portfolio for the assets and liabilities of each Acquired Portfolio, with the Acquiring Portfolio being the surviving entity.  Each proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States.  The historical cost basis of the investments is carried over to the surviving entity.

Pro Forma

Combined U.S. Equity Flex I Portfolio

Schedule of Investments

as of March 31, 2009

(unaudited)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
COMMON STOCKS	100.0%
Aerospace & Defense	2.0%
AAR Corp.		700	$8,778							700	$8,778
Aerovironment, Inc.		3,200	66,880							3,200	66,880
American Science & Engineering, Inc.		400	22,320							400	22,320
Applied Signal Technology, Inc.		6,200	125,426							6,200	125,426
Argon ST, Inc.		100	1,897							100	1,897
Axsys Technologies, Inc.		5,000	210,200							5,000	210,200
BE Aerospace, Inc.				100	$867	700	$6,069			800	6,936
Ceradyne, Inc.		500	9,065							500	9,065
Cubic Corp.		5,001	126,676							5,001	126,676
Curtiss-Wright Corp.		35,400	992,970					200	$5,610	35,600	998,580
Esterline Technologies Corp.		10,159	205,110							10,159	205,110
GenCorp, Inc.		6,600	13,992							6,600	13,992
General Dynamics Corp.				400	16,636			1,600	66,544	2,000	83,180
Goodrich Corp.				600	22,734			700	26,523	1,300	49,257
HEICO Corp.		400	9,720							400	9,720
Honeywell International, Inc.				200	5,572			400	11,144	600	16,716
L-3 Communications Holdings, Inc.								200	13,560	200	13,560
Lockheed Martin Corp.				200	13,806			500	34,515	700	48,321
Moog, Inc. Class A		1,800	41,166							1,800	41,166
Northrop Grumman Corp.				100	4,364			700	30,548	800	34,912
Orbital Sciences Corp.		40,200	477,978							40,200	477,978
Raytheon Co.								300	11,682	300	11,682
Rockwell Collins, Inc.								400	13,056	400	13,056
Spirit AeroSystems Holdings, Inc. Class A				2,000	19,940			100	997	2,100	20,937
Stanley, Inc.		1,800	45,702							1,800	45,702
Teledyne Technologies, Inc.		1,000	26,680							1,000	26,680
The Boeing Co.								200	7,116	200	7,116
TransDigm Group, Inc.				100	3,284					100	3,284
Triumph Group, Inc.		700	26,740							700	26,740
United Technologies Corp.								200	8,596	200	8,596
											2,734,463
Air Freight & Logistics	0.3%
Atlas Air Worldwide Holdings, Inc.		400	6,940							400	6,940
Expeditors International of Washington, Inc.								100	2,829	100	2,829
FedEx Corp.				100	4,449			200	8,898	300	13,347
Forward Air Corp.		1,100	17,853							1,100	17,853
Hub Group, Inc. Class A		21,510	365,670							21,510	365,670
United Parcel Service, Inc. Class B								200	9,844	200	9,844
UTI Worldwide, Inc.				100	1,195					100	1,195
											417,678
Airlines	0.2%
AirTran Holdings, Inc.						800	3,640			800	3,640
Alaska Air Group, Inc.				1,609	28,270	8,249	144,935	354	6,220	10,212	179,425
AMR Corp.				100	319					100	319
Copa Holdings SA Class A				200	5,734	400	11,468			600	17,202
Delta Air Lines, Inc.				400	2,252					400	2,252
JetBlue Airways Corp.						1,200	4,380			1,200	4,380
Republic Airways Holdings, Inc.		400	2,592							400	2,592
SkyWest, Inc.		2,600	32,344							2,600	32,344
Southwest Airlines Co.								400	2,532	400	2,532
											244,686
Auto Components	0.2%
ArvinMeritor, Inc.						649	513			649	513
Autoliv, Inc.				100	1,857			800	14,856	900	16,713
BorgWarner, Inc.				2,800	56,840	1,000	20,300	800	16,240	4,600	93,380
Drew Industries, Inc.		500	4,340							500	4,340

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Gentex Corp.						3,100	30,876	600	5,976	3,700	36,852
Johnson Controls, Inc.								1,200	14,400	1,200	14,400
Lear Corp.						500	375			500	375
Spartan Motors, Inc.		5,300	21,306							5,300	21,306
Standard Motor Products, Inc.		2,100	5,775							2,100	5,775
Superior Industries International, Inc.		700	8,295			400	4,740			1,100	13,035
The Goodyear Tire & Rubber Co.				100	626			100	626	200	1,252
TRW Automotive Holdings Corp.				100	322					100	322
WABCO Holdings, Inc.				1,600	19,696	2,500	30,775	700	8,617	4,800	59,088
											267,351
Automobiles	0.0%
Fleetwood Enterprises, Inc.		30,200	1,117							30,200	1,117
Ford Motor Co.				1,800	4,734			1,100	2,893	2,900	7,627
General Motors Corp.				400	776			300	582	700	1,358
Harley-Davidson, Inc.				700	9,373			700	9,373	1,400	18,746
Monaco Coach Corp.		14,300	2,145							14,300	2,145
Thor Industries, Inc.						300	4,686			300	4,686
Winnebago Industries, Inc.		600	3,186							600	3,186
											38,865
Beverages	0.3%
Coca-Cola Enterprises, Inc.								200	2,638	200	2,638
Dr. Pepper Snapple Group, Inc.				1,400	23,674			1,400	23,674	2,800	47,348
Hansen Natural Corp.						300	10,800			300	10,800
Molson Coors Brewing Co. Class B				400	13,712			200	6,856	600	20,568
PepsiAmericas, Inc.						400	6,900	1,500	25,875	1,900	32,775
PepsiCo, Inc.								200	10,296	200	10,296
The Boston Beer Co., Inc. Class A		9,900	206,514			100	2,086			10,000	208,600
The Coca-Cola Co.								400	17,580	400	17,580
The Pepsi Bottling Group, Inc.								800	17,712	800	17,712
											368,317
Biotechnology	3.8%
Alnylam Pharmaceuticals, Inc.						46	876			46	876
Amgen, Inc.				200	9,904			200	9,904	400	19,808
ArQule, Inc.		5,700	23,598							5,700	23,598
Biogen Idec, Inc.				300	15,726					300	15,726
BioMarin Pharmaceutical, Inc.								200	2,470	200	2,470
Celgene Corp.								100	4,440	100	4,440
Cepheid, Inc.		2,100	14,490							2,100	14,490
Cubist Pharmaceuticals, Inc.		139,350	2,279,766	100	1,636	1,100	17,996			140,550	2,299,398
Dendreon Corp.		52,100	218,820							52,100	218,820
Emergent Biosolutions, Inc.		120,200	1,623,902			1,200	16,212			121,400	1,640,114
Facet Biotech Corp.				340	3,230	2,060	19,570	20	190	2,420	22,990
Genomic Health, Inc.		2,400	58,512							2,400	58,512
Genzyme Corp.								200	11,878	200	11,878
Gilead Sciences, Inc.				200	9,264			400	18,528	600	27,792
Halozyme Therapeutics, Inc.		400	2,184							400	2,184
Martek Biosciences Corp.		19,900	363,175							19,900	363,175
Myriad Genetics, Inc.								200	9,094	200	9,094
PDL BioPharma, Inc.				1,700	12,036	4,000	28,320	100	708	5,800	41,064
Pharmasset, Inc.		200	1,962							200	1,962
Regeneron Pharmaceuticals, Inc.		18,233	252,709							18,233	252,709
Savient Pharmaceuticals, Inc.		9,100	45,045							9,100	45,045
United Therapeutics Corp.						200	13,218			200	13,218
											5,089,363
Building Products	0.8%
AAON, Inc.		2,700	48,924							2,700	48,924
American Woodmark Corp.		17	298							17	298
Ameron International Corp.		300	15,798							300	15,798

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Apogee Enterprises, Inc.		5,600	61,488							5,600	61,488
Gibraltar Industries, Inc.		5,500	25,960							5,500	25,960
Griffon Corp.		42,000	315,000	4,200	31,500	4,600	34,500			50,800	381,000
Lennox International, Inc.						1,000	26,460			1,000	26,460
Masco Corp.				200	1,396			100	698	300	2,094
NCI Building Systems, Inc.		400	888							400	888
Quanex Building Products Corp.		7,800	59,280							7,800	59,280
Simpson Manufacturing Co., Inc.		19,700	354,994							19,700	354,994
Trex Co., Inc.		12,427	94,818							12,427	94,818
Universal Forest Products, Inc.		1,900	50,559							1,900	50,559
											1,122,561
Capital Markets	3.0%
Allied Capital Corp.				100	159					100	159
American Capital, Ltd.				200	374					200	374
Ameriprise Financial, Inc.				200	4,098			1,200	24,588	1,400	28,686
Apollo Investment Corp.						9,600	33,408			9,600	33,408
Bank of New York Mellon Corp.								300	8,475	300	8,475
BlackRock, Inc.								100	13,004	100	13,004
Cohen & Steers, Inc.		71	792							71	792
E*TRADE Financial Corp.				1,500	1,920			400	512	1,900	2,432
Eaton Vance Corp.				400	9,140	300	6,855	300	6,855	1,000	22,850
Federated Investors, Inc. Class B				5,500	122,430			2,500	55,650	8,000	178,080
Franklin Resources, Inc.				100	5,387			500	26,935	600	32,322
Invesco, Ltd.				1,500	20,790			900	12,474	2,400	33,264
Investment Technology Group, Inc.		93,500	2,386,120	1,200	30,624	3,200	81,664	600	15,312	98,500	2,513,720
Janus Capital Group, Inc.				3,700	24,605			3,900	25,935	7,600	50,540
Jefferies Group, Inc.				400	5,520	2,700	37,260			3,100	42,780
LaBranche & Co., Inc.		10,700	40,018							10,700	40,018
MF Global, Ltd.				100	423					100	423
Morgan Stanley								200	4,554	200	4,554
MVC Capital, Inc.		200	1,682							200	1,682
Northern Trust Corp.				1,000	59,820			700	41,874	1,700	101,694
optionsXpress Holdings, Inc.		10,800	122,796							10,800	122,796
Piper Jaffray Cos., Inc.		900	23,211							900	23,211
Prospect Capital Corp.		300	2,556							300	2,556
Raymond James Financial, Inc.				1,100	21,670	1,500	29,550			2,600	51,220
SEI Investments Co.						300	3,663			300	3,663
State Street Corp.				500	15,390			1,300	40,014	1,800	55,404
Stifel Financial Corp.		8,600	372,466							8,600	372,466
SWS Group, Inc.		13,300	206,549							13,300	206,549
T. Rowe Price Group, Inc.				300	8,658			1,400	40,404	1,700	49,062
The Charles Schwab Corp.								1,500	23,250	1,500	23,250
thinkorswim Group, Inc.		1,800	15,552							1,800	15,552
TradeStation Group, Inc.		6,600	43,560							6,600	43,560
Waddell & Reed Financial, Inc. Class A						662	11,962	1,100	19,877	1,762	31,839
											4,110,385
Chemicals	1.7%
A. Schulman, Inc.		8,558	115,961							8,558	115,961
Air Products & Chemicals, Inc.								100	5,625	100	5,625
Airgas, Inc.						200	6,762	200	6,762	400	13,524
Albemarle Corp.						800	17,416			800	17,416
American Vanguard Corp.		5,600	72,240							5,600	72,240
Arch Chemicals, Inc.		1,800	34,128							1,800	34,128
Ashland, Inc.						400	4,132			400	4,132
Balchem Corp.		8,300	208,579							8,300	208,579
Cabot Corp.						200	2,102			200	2,102
Calgon Carbon Corp.		70,520	999,268			1,146	16,239			71,666	1,015,507
CF Industries Holdings, Inc.				200	14,226			400	28,452	600	42,678

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Chemtura Corp.						3,300	156			3,300	156
Cytec Industries, Inc.						346	5,197			346	5,197
Eastman Chemical Co.				2,000	53,600			300	8,040	2,300	61,640
FMC Corp.						2,100	90,594	500	21,570	2,600	112,164
Georgia Gulf Corp.		9,200	6,532							9,200	6,532
H.B. Fuller Co.		2,200	28,600							2,200	28,600
Huntsman Corp.				200	626					200	626
Innophos Holdings, Inc.		400	4,512			300	3,384			700	7,896
International Flavors & Fragrances, Inc.				400	12,184			100	3,046	500	15,230
Intrepid Potash, Inc.				1,000	18,450					1,000	18,450
LSB Industries, Inc.		900	8,901							900	8,901
Methanex Corp						500	3,905			500	3,905
Minerals Technologies, Inc.						1,100	35,255			1,100	35,255
Monsanto Co.								200	16,620	200	16,620
Nalco Holding Co.				1,600	20,912			400	5,228	2,000	26,140
NewMarket Corp.		300	13,290							300	13,290
NL Industries, Inc.						1,700	17,000			1,700	17,000
Olin Corp.				1,300	18,551	3,100	44,237	300	4,281	4,700	67,069
OM Group, Inc.		500	9,660							500	9,660
Penford Corp.		2,200	7,986							2,200	7,986
PolyOne Corp.		18,300	42,273							18,300	42,273
PPG Industries, Inc.				100	3,690			400	14,760	500	18,450
Quaker Chemical Corp.		3,286	26,091							3,286	26,091
Rohm & Haas Co.								100	7,884	100	7,884
RPM International, Inc.						100	1,273			100	1,273
Sensient Technologies Corp.						100	2,350			100	2,350
Stepan Co.		200	5,460							200	5,460
Terra Industries, Inc.				500	14,045	1,200	33,708	200	5,618	1,900	53,371
The Dow Chemical Co.				3,100	26,133			2,800	23,604	5,900	49,737
The Lubrizol Corp.						100	3,401			100	3,401
The Mosaic Co.				400	16,792			400	16,792	800	33,584
The Valspar Corp.				2,100	41,937	1,800	35,946	700	13,979	4,600	91,862
Zep, Inc.		1,800	18,414							1,800	18,414
											2,348,359
Commercial Banks	7.5%
Associated Banc-Corp.						1,239	19,130			1,239	19,130
Banco Latinoamericano de Exportaciones, S.A.		400	3,748							400	3,748
BancorpSouth, Inc.				4,700	97,948	200	4,168	200	4,168	5,100	106,284
Bank of Hawaii Corp.				3,100	102,238	3,400	112,132	600	19,788	7,100	234,158
Bank of the Ozarks, Inc.		2,000	46,160							2,000	46,160
BB&T Corp.								500	8,460	500	8,460
Boston Private Financial Holdings, Inc.		3,000	10,530							3,000	10,530
Capital City Bank Group, Inc.		56	642							56	642
CapitalSource, Inc.				100	122					100	122
Cascade Bancorp		4,500	7,335							4,500	7,335
Cathay General Bancorp						2,500	26,075			2,500	26,075
Central Pacific Financial Corp.		6,000	33,600							6,000	33,600
Chemical Financial Corp.		100	2,081							100	2,081
City Holding Co.		1,300	35,477							1,300	35,477
City National Corp.						100	3,377			100	3,377
Columbia Banking System, Inc.		8,800	56,320							8,800	56,320
Community Bank System, Inc.		19,000	318,250							19,000	318,250
Community Trust Bancorp, Inc.		100	2,675							100	2,675
Cullen/Frost Bankers, Inc.				800	37,552	200	9,388	400	18,776	1,400	65,716
East West Bancorp, Inc.		92,500	422,725							92,500	422,725
F.N.B. Corp.		14,100	108,147							14,100	108,147
Fifth Third Bancorp				300	876			200	584	500	1,460
First BanCorp.		99,900	425,574							99,900	425,574

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
First Busey Corp.		300	2,328							300	2,328
First Commonwealth Financial Corp.		66,400	588,968	500	4,435	600	5,322	200	1,774	67,700	600,499
First Financial Bancorp.		14,700	140,091							14,700	140,091
First Financial Bankshares, Inc.		10,300	496,151							10,300	496,151
First Horizon National Corp.				132	1,423			107	1,147	239	2,570
First Merchants Corp.		40	432							40	432
First Midwest Bancorp, Inc.		14,600	125,414							14,600	125,414
FirstMerit Corp.						405	7,371			405	7,371
Frontier Financial Corp.		4,200	4,620							4,200	4,620
Fulton Financial Corp.						400	2,652			400	2,652
Glacier Bancorp, Inc.		35,200	552,992							35,200	552,992
Hancock Holding Co.		17,200	538,016							17,200	538,016
Hanmi Financial Corp.		8,300	10,790							8,300	10,790
Harleysville National Corp.		587	3,557							587	3,557
Home Bancshares, Inc.		1,300	25,961							1,300	25,961
Huntington Bancshares, Inc.				7,100	11,786			6,500	10,790	13,600	22,576
Independent Bank Corp./MA		300	4,425							300	4,425
Irwin Financial Corp.		3,000	5,850							3,000	5,850
Lakeland Bancorp, Inc.		300	2,409							300	2,409
Lakeland Financial Corp.		100	1,919							100	1,919
M&T Bank Corp.				400	18,096			400	18,096	800	36,192
MainSource Financial Group, Inc.		300	2,412							300	2,412
Marshall & Ilsley Corp.				5,100	28,713			4,200	23,646	9,300	52,359
MB Financial, Inc.		1,200	16,320							1,200	16,320
Nara Bancorp, Inc.		4,400	12,936							4,400	12,936
National Penn Bancshares, Inc.		19,700	163,510							19,700	163,510
NBT Bancorp, Inc.		4,200	90,888							4,200	90,888
Northfield Bancorp, Inc.		200	2,186							200	2,186
Old National Bancorp		60,200	672,434	500	5,585					60,700	678,019
Pacific Capital Bancorp		600	4,062							600	4,062
PacWest Bancorp		1,300	18,629			385	5,517			1,685	24,146
Park National Corp.						200	11,150			200	11,150
Pinnacle Financial Partners, Inc.		1,300	30,823							1,300	30,823
PNC Financial Services Group, Inc.				200	5,858			423	12,389	623	18,247
PrivateBancorp, Inc.		26,300	380,298							26,300	380,298
Prosperity Bancshares, Inc.		33,700	921,695							33,700	921,695
Regions Financial Corp.				5,000	21,300			5,100	21,726	10,100	43,026
Renasant Corp.		200	2,512							200	2,512
S&T Bancorp, Inc.		11,600	246,036							11,600	246,036
S.Y. Bancorp, Inc.		100	2,430							100	2,430
SCBT Financial Corp.		100	2,090							100	2,090
Signature Bank		12,900	364,167			1,000	28,230			13,900	392,397
Simmons First National Corp. Class A		100	2,519							100	2,519
Southwest Bancorp, Inc.		200	1,876							200	1,876
StellarOne Corp.		300	3,573							300	3,573
Sterling Bancorp NY		8,300	82,170							8,300	82,170
Sterling Bancshares, Inc.		16,200	105,948							16,200	105,948
Sterling Financial Corp.		2,400	4,968							2,400	4,968
Suffolk Bancorp		100	2,599							100	2,599
SunTrust Banks, Inc.				100	1,174			200	2,348	300	3,522
Susquehanna Bancshares, Inc.		12,100	112,893							12,100	112,893
SVB Financial Group						643	12,866			643	12,866
Synovus Financial Corp.				6,800	22,100	10,158	33,014			16,958	55,114
TCF Financial Corp.				500	5,880					500	5,880
Texas Capital Bancshares, Inc.		300	3,378							300	3,378
The Colonial BancGroup, Inc.						1,100	990			1,100	990
The South Financial Group, Inc.		7,066	7,773							7,066	7,773
Tompkins Financial Corp.		1,600	68,800							1,600	68,800

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
TriCo Bancshares		200	3,348							200	3,348
U.S. Bancorp				600	8,766			600	8,766	1,200	17,532
UCBH Holdings, Inc.		19,200	28,992							19,200	28,992
UMB Financial Corp.		17,300	735,077							17,300	735,077
Umpqua Holdings Corp.		27,500	249,150							27,500	249,150
United Bankshares, Inc.		8,800	151,712							8,800	151,712
United Community Banks, Inc.		8,095	33,675							8,095	33,675
Univest Corp. of Pennsylvania		100	1,750							100	1,750
Valley National Bancorp				1,700	21,029	2,100	25,977			3,800	47,006
Webster Financial Corp.				4,800	20,400	6,400	27,200			11,200	47,600
Wells Fargo & Co.				300	4,272			500	7,120	800	11,392
WesBanco, Inc.		100	2,283							100	2,283
Westamerica BanCorporation						400	18,224			400	18,224
Western Alliance Bancorp		193	880							193	880
Whitney Holding Corp.		32,400	370,980	1,600	18,320					34,000	389,300
Wilmington Trust Corp.				1,100	10,659	6,623	64,177			7,723	74,836
Wilshire Bancorp, Inc.		4,100	21,156							4,100	21,156
Wintrust Financial Corp.		13,300	163,590							13,300	163,590
Zions Bancorporation				600	5,898	400	3,932	100	983	1,100	10,813
											10,105,588
Commercial Services & Supplies	2.7%
ABM Industries, Inc.		54,289	890,340	1,300	21,320	3,600	59,040			59,189	970,700
ATC Technology Corp.		12,800	143,360							12,800	143,360
Avery Dennison Corp.				500	11,170			200	4,468	700	15,638
Bowne & Co., Inc.		3,670	11,781							3,670	11,781
Clean Harbors, Inc.						600	28,800			600	28,800
Comfort Systems USA, Inc.		2,400	24,888							2,400	24,888
Corrections Corp. of America						300	3,843			300	3,843
Deluxe Corp.		7,500	72,225							7,500	72,225
EnergySolutions		54,100	467,965							54,100	467,965
Fuel Tech, Inc.		200	2,092							200	2,092
G&K Services, Inc. Class A		7,973	150,769							7,973	150,769
GeoEye, Inc.		800	15,800							800	15,800
Healthcare Services Group, Inc.		14,100	211,077							14,100	211,077
Herman Miller, Inc.		1,200	12,792			1,700	18,122			2,900	30,914
HNI Corp.		20	208			200	2,080			220	2,288
Interface, Inc. Class A		9,800	29,302							9,800	29,302
Knoll, Inc.		7,700	47,201			100	613			7,800	47,814
M&F Worldwide Corp.		300	3,513							300	3,513
McGrath Rentcorp		100	1,576							100	1,576
Mine Safety Appliances Co.						100	2,002			100	2,002
Mobile Mini, Inc.		1,800	20,736							1,800	20,736
Pitney Bowes, Inc.								200	4,670	200	4,670
R. R. Donnelley & Sons Co.				500	3,665			800	5,864	1,300	9,529
Republic Services, Inc.				1,300	22,295			1,300	22,295	2,600	44,590
Rollins, Inc.						2,100	36,015	500	8,575	2,600	44,590
Steelcase, Inc. Class A				100	501					100	501
Sykes Enterprises, Inc.		14,900	247,787							14,900	247,787
Team, Inc.		1,100	12,892							1,100	12,892
Tetra Technologies, Inc.		37,400	762,212							37,400	762,212
The Brink’s Co.				1,200	31,752	2,600	68,796	500	13,230	4,300	113,778
The Geo Group, Inc.		1,300	17,225							1,300	17,225
The Standard Register Co.		2,700	12,366							2,700	12,366
United Stationers, Inc.		1,000	28,080							1,000	28,080
Viad Corp.		900	12,708							900	12,708
Waste Connections, Inc.						100	2,570	100	2,570	200	5,140
Waste Management, Inc.				300	7,680			300	7,680	600	15,360
											3,588,511

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Communications Equipment	2.1%
3Com Corp.						2,400	7,416			2,400	7,416
ADC Telecommunications, Inc.				100	439	600	2,634			700	3,073
ADTRAN, Inc.						600	9,726			600	9,726
Arris Group, Inc.		212,928	1,569,279	2,200	16,214	5,800	42,746	200	1,474	221,128	1,629,713
Avocent Corp.		5,500	66,770			500	6,070			6,000	72,840
Bel Fuse, Inc. Class B		4,658	62,604							4,658	62,604
Black Box Corp.		7,400	174,714							7,400	174,714
Blue Coat Systems, Inc.		500	6,005							500	6,005
Ciena Corp.								200	1,556	200	1,556
Cisco Systems, Inc.				500	8,385			1,200	20,124	1,700	28,509
Cogo Group, Inc.		300	2,004							300	2,004
CommScope, Inc.						300	3,408			300	3,408
Comtech Telecommunications Corp.		1,600	39,632							1,600	39,632
Corning, Inc.								600	7,962	600	7,962
Digi International, Inc.		9,000	69,030							9,000	69,030
Ditech Networks, Inc.		12,800	13,184							12,800	13,184
EchoStar Corp. Class A				100	1,483					100	1,483
EMS Technologies, Inc.		3,900	68,094							3,900	68,094
F5 Networks, Inc.				900	18,855	4,900	102,655	500	10,475	6,300	131,985
Harmonic, Inc.		19,300	125,450							19,300	125,450
InterDigital, Inc.				200	5,164					200	5,164
JDS Uniphase Corp.				100	325			100	325	200	650
Juniper Networks, Inc.								100	1,506	100	1,506
Motorola, Inc.				1,800	7,614			1,000	4,230	2,800	11,844
NETGEAR, Inc.		500	6,025							500	6,025
Network Equipment Technologies, Inc.		5,800	20,532							5,800	20,532
Palm, Inc.						300	2,586			300	2,586
PC-Tel, Inc.		3,300	14,190							3,300	14,190
Plantronics, Inc.		400	4,828			500	6,035			900	10,863
Polycom, Inc.						300	4,617			300	4,617
QUALCOMM, Inc.								200	7,782	200	7,782
Symmetricom, Inc.		8,600	30,100							8,600	30,100
Tekelec		16,100	213,003							16,100	213,003
Tellabs, Inc.				300	1,374			200	916	500	2,290
Tollgrade Communications, Inc.		2,950	17,110							2,950	17,110
ViaSat, Inc.		3,700	77,034							3,700	77,034
											2,883,684
Computers & Peripherals	2.7%
Adaptec, Inc.		24,500	58,800							24,500	58,800
Apple Computer, Inc.								200	21,024	200	21,024
Avid Technology, Inc.		2,700	24,678							2,700	24,678
Dell, Inc.				400	3,792			2,200	20,856	2,600	24,648
Diebold, Inc.						300	6,405			300	6,405
EMC Corp.				600	6,840			1,600	18,240	2,200	25,080
Hewlett-Packard Co.								400	12,824	400	12,824
Hutchinson Technology, Inc.		2,700	7,020							2,700	7,020
Intermec, Inc.		100	1,040			400	4,160			500	5,200
International Business Machines Corp.				100	9,689			300	29,067	400	38,756
Lexmark International, Inc. Class A				300	5,061			2,000	33,740	2,300	38,801
NCR Corp.				700	5,565	10,171	80,860	3,400	27,030	14,271	113,455
NetApp, Inc.								300	4,452	300	4,452
Novatel Wireless, Inc.		600	3,372							600	3,372
QLogic Corp.				12,700	141,224	900	10,008	4,300	47,816	17,900	199,048
Seagate Technology				200	1,202					200	1,202
Stratasys, Inc.		8,600	71,122							8,600	71,122
Sun Microsystems, Inc.				500	3,660			300	2,196	800	5,856
Synaptics, Inc.		100,616	2,692,484	469	12,551	915	24,485	200	5,352	102,200	2,734,872

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Teradata Corp.				100	1,622			300	4,866	400	6,488
Western Digital Corp.				900	17,406	8,000	154,720	1,900	36,746	10,800	208,872
											3,611,975
Construction & Engineering	0.4%
Dycom Industries, Inc.						200	1,158			200	1,158
EMCOR Group, Inc.		2,500	42,925							2,500	42,925
Fluor Corp.				900	31,095			1,200	41,460	2,100	72,555
Foster Wheeler AG				600	10,482			200	3,494	800	13,976
Granite Construction, Inc.						400	14,992	300	11,244	700	26,236
Insituform Technologies, Inc. Class A		9,300	145,452							9,300	145,452
KBR, Inc.				600	8,286	3,000	41,430	100	1,381	3,700	51,097
Layne Christensen Co.		4,200	67,494							4,200	67,494
MasTec, Inc.				500	6,045	3,900	47,151	300	3,627	4,700	56,823
Northwest Pipe Co.		400	11,388							400	11,388
Pike Electric Corp.		2,000	18,500							2,000	18,500
Quanta Services, Inc.						300	6,435			300	6,435
Sterling Construction Co., Inc.		2,600	46,384							2,600	46,384
The Shaw Group, Inc.						200	5,482			200	5,482
											565,905
Construction Materials	0.7%
Eagle Materials, Inc.		100	2,425							100	2,425
Headwaters, Inc.		4,700	14,758							4,700	14,758
Martin Marietta Materials, Inc.						200	15,860			200	15,860
Texas Industries, Inc.		35,982	899,550	182	4,550	1,700	42,500			37,864	946,600
Vulcan Materials Co.				100	4,429					100	4,429
											984,072
Consumer Finance	0.3%
American Express Co.								400	5,452	400	5,452
AmeriCredit Corp.				100	586	600	3,516			700	4,102
Cash America International, Inc.		1,100	17,226							1,100	17,226
Discover Financial Services				900	5,679			1,000	6,310	1,900	11,989
EZCORP, Inc. Class A		2,100	24,297							2,100	24,297
First Cash Financial Services, Inc.		14,700	219,324							14,700	219,324
SLM Corp.								200	990	200	990
World Acceptance Corp.		5,000	85,500							5,000	85,500
											368,880
Containers & Packaging	0.1%
AptarGroup, Inc.						200	6,228	400	12,456	600	18,684
Chesapeake Corp.		9,700	39							9,700	39
Crown Holdings, Inc.								200	4,546	200	4,546
Greif, Inc. Class A						300	9,987			300	9,987
Myers Industries, Inc.		5,899	36,220							5,899	36,220
Owens-Illinois, Inc.								200	2,888	200	2,888
Packaging Corp. of America				1,300	16,926	300	3,906	1,100	14,322	2,700	35,154
Pactiv Corp.				500	7,295			1,500	21,885	2,000	29,180
Rock-Tenn Co. Class A		1,200	32,460							1,200	32,460
Sealed Air Corp.				400	5,520			200	2,760	600	8,280
Sonoco Products Co.						300	6,294	500	10,490	800	16,784
Temple-Inland, Inc.				100	537	300	1,611			400	2,148
											196,370
Distributors	0.0%
Audiovox Corp. Class A		3,300	11,319							3,300	11,319
LKQ Corp.						200	2,854			200	2,854
											14,173
Diversified Consumer Services	0.9%
Brink’s Home Security Holdings, Inc.						900	20,340			900	20,340
Capella Education Co.		1,400	74,200							1,400	74,200
Career Education Corp.				1,800	43,128	1,400	33,544	100	2,396	3,300	79,068

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Coinstar, Inc.						200	6,552			200	6,552
Corinthian Colleges, Inc.				1,000	19,450	3,500	68,075			4,500	87,525
CPI Corp.		200	1,478							200	1,478
H&R Block, Inc.				500	9,095			2,000	36,380	2,500	45,475
Hillenbrand, Inc.		35,832	573,670							35,832	573,670
ITT Educational Services, Inc.						100	12,142			100	12,142
Lincoln Educational Services Corp.		700	12,824							700	12,824
Pre-Paid Legal Services, Inc.		3,100	89,993							3,100	89,993
Regis Corp.		2,200	31,790	1,600	23,120	900	13,005			4,700	67,915
Service Corporation International				200	698	1,700	5,933			1,900	6,631
Sotheby’s						300	2,700			300	2,700
Universal Technical Institute, Inc.		10,400	124,800	100	1,200	300	3,600			10,800	129,600
Weight Watchers International, Inc.								300	5,565	300	5,565
											1,215,678
Diversified Financial Services	0.1%
Bank of America Corp.				1,200	8,184			811	5,531	2,011	13,715
CIT Group, Inc.				300	855			100	285	400	1,140
Citigroup, Inc.				5,100	12,903			2,300	5,819	7,400	18,722
Compass Diversified Holdings		200	1,784							200	1,784
Financial Federal Corp.		500	10,590							500	10,590
JPMorgan Chase & Co.				900	23,922			500	13,290	1,400	37,212
Leucadia National Corp.				100	1,489					100	1,489
NYSE Euronext								100	1,790	100	1,790
PHH Corp.		400	5,620							400	5,620
Portfolio Recovery Associates, Inc.		3,000	80,520							3,000	80,520
The NASDAQ OMX Group, Inc.								300	5,874	300	5,874
											178,456
Diversified Telecommunication Services	0.3%
Alaska Communications Systems Group, Inc.		5,800	38,860							5,800	38,860
AT&T, Inc.				1,400	35,280			997	25,125	2,397	60,405
Cbeyond, Inc.		2,200	41,426			200	3,766			2,400	45,192
CenturyTel, Inc.				1,100	30,932			700	19,684	1,800	50,616
Cincinnati Bell, Inc.						1,500	3,450			1,500	3,450
Consolidated Communications Holdings, Inc.		200	2,052							200	2,052
Embarq Corp.				200	7,570			300	11,355	500	18,925
FairPoint Communications, Inc.		13,200	10,296	56	44			67	52	13,323	10,392
General Communication, Inc. Class A		9,100	60,788							9,100	60,788
Global Crossing, Ltd.		500	3,500							500	3,500
Iowa Telecommunications Services, Inc.		4,100	46,986							4,100	46,986
Premiere Global Services, Inc.		4,900	43,218							4,900	43,218
Qwest Communications International, Inc.				600	2,052			700	2,394	1,300	4,446
Shenandoah Telecommunications Co.		100	2,280							100	2,280
Verizon Communications, Inc.				400	12,080			300	9,060	700	21,140
Windstream Corp.								400	3,224	400	3,224
											415,474
Electric Utilities	0.7%
Allegheny Energy, Inc.				100	2,317					100	2,317
ALLETE, Inc.		100	2,669			500	13,345			600	16,014
Central Vermont Public Service Corp.		2,500	43,250							2,500	43,250
Cleco Corp.		4,100	88,929	1,400	30,366			100	2,169	5,600	121,464
DPL, Inc.						300	6,762	200	4,508	500	11,270
Duke Energy Corp.								300	4,296	300	4,296
Edison International								300	8,643	300	8,643
El Paso Electric Co.		6,100	85,949							6,100	85,949
FirstEnergy Corp.				100	3,860			100	3,860	200	7,720
Hawaiian Electric Industries, Inc.				3,472	47,705	2,341	32,165	200	2,748	6,013	82,618
PPL Corp.				100	2,871			100	2,871	200	5,742
The Empire District Electric Co.		7,100	102,524							7,100	102,524

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
UIL Holdings Corp.		10,800	241,056							10,800	241,056
Unisource Energy Corp.		5,100	143,769					300	8,457	5,400	152,226
Westar Energy, Inc.								100	1,753	100	1,753
											886,842
Electrical Equipment	1.1%
A.O. Smith Corp.		14,200	357,556							14,200	357,556
Acuity Brands, Inc.		900	20,286							900	20,286
American Superconductor Corp.		7,600	131,556							7,600	131,556
AMETEK, Inc.						200	6,254			200	6,254
AZZ, Inc.		400	10,556							400	10,556
Baldor Electric Co.		4,900	71,001							4,900	71,001
Belden, Inc.		35,800	447,858							35,800	447,858
Brady Corp. Class A		3,500	61,705	600	10,578	100	1,763	700	12,341	4,900	86,387
C&D Technologies, Inc.		3,700	6,845							3,700	6,845
Cooper Industries, Ltd. Class A				200	5,172					200	5,172
EnerSys		700	8,484							700	8,484
Franklin Electric Co., Inc.		1,267	28,039							1,267	28,039
Hubbell, Inc. Class B				100	2,696	300	8,088			400	10,784
II-VI, Inc.		1,900	32,642							1,900	32,642
Magnetek, Inc.		5,800	10,440							5,800	10,440
Regal-Beloit Corp.		3,000	91,920							3,000	91,920
Rockwell Automation, Inc.								400	8,736	400	8,736
Roper Industries, Inc.						200	8,490			200	8,490
SunPower Corp. Class B						219	4,336			219	4,336
Thomas & Betts Corp.				1,700	42,534	2,000	50,040	100	2,502	3,800	95,076
Vicor Corp.		4,400	21,516							4,400	21,516
											1,463,934
Electronic Equipment, Instruments & Components	1.7%
Agilysys, Inc.		4,700	20,210							4,700	20,210
Anixter International, Inc.		100	3,168							100	3,168
Arrow Electronics, Inc.						300	5,718			300	5,718
Avnet, Inc.				1,000	17,510	800	14,008			1,800	31,518
Benchmark Electronics, Inc.		79,100	885,920	3,800	42,560	900	10,080	1,700	19,040	85,500	957,600
Brightpoint, Inc.		10,300	44,084							10,300	44,084
Cogent, Inc.				1,200	14,280	1,800	21,420	100	1,190	3,100	36,890
Cognex Corp.		7,900	105,465							7,900	105,465
CTS Corp.		6,700	24,187							6,700	24,187
Daktronics, Inc.		500	3,275							500	3,275
Electro Rent Corp.		200	1,928							200	1,928
Electro Scientific Industries, Inc.		10,900	64,528							10,900	64,528
FARO Technologies, Inc.		7,800	104,832							7,800	104,832
FLIR Systems, Inc.								200	4,096	200	4,096
Gerber Scientific, Inc.		3,800	9,082							3,800	9,082
ICx Technologies, Inc.		100	405							100	405
Ingram Micro, Inc. Class A				1,400	17,696	300	3,792	1,000	12,640	2,700	34,128
Insight Enterprises, Inc.		8,600	26,316							8,600	26,316
Jabil Circuit, Inc.				100	556			100	556	200	1,112
Keithley Instruments, Inc.		2,000	6,780							2,000	6,780
KEMET Corp.						1,700	416			1,700	416
Littelfuse, Inc.		6,800	74,732							6,800	74,732
Mercury Computer Systems, Inc.		5,200	28,756							5,200	28,756
Methode Electronics, Inc.		8,100	28,998							8,100	28,998
MTS Systems Corp.		11,700	266,175							11,700	266,175
National Instruments Corp.						300	5,595			300	5,595
Newport Corp.		7,100	31,382							7,100	31,382
OSI Systems, Inc.		100	1,526							100	1,526
Park Electrochemical Corp.		5,500	95,040							5,500	95,040
Plexus Corp.		800	11,056							800	11,056

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
RadiSys Corp.		3,000	18,180							3,000	18,180
Rofin-Sinar Technologies, Inc.		400	6,448							400	6,448
Rogers Corp.		1,600	30,208							1,600	30,208
ScanSource, Inc.		2,900	53,882							2,900	53,882
Tech Data Corp.						1,200	26,136			1,200	26,136
Technitrol, Inc.		4,800	8,208							4,800	8,208
Trimble Navigation, Ltd.						1,100	16,808			1,100	16,808
TTM Technologies, Inc.		8,900	51,620							8,900	51,620
Tyco Electronics, Ltd.				700	7,728			600	6,624	1,300	14,352
Universal Display Corp.		1,422	13,040							1,422	13,040
Vishay Intertechnology, Inc.						1,100	3,828			1,100	3,828
											2,271,708
Energy Equipment & Services	4.5%
Atwood Oceanics, Inc.		47,900	794,661	800	13,272					48,700	807,933
Baker Hughes, Inc.								300	8,565	300	8,565
BJ Services Co.				200	1,990			600	5,970	800	7,960
Bristow Group, Inc.		500	10,715							500	10,715
Cameron International Corp.								400	8,772	400	8,772
CARBO Ceramics, Inc.		70,100	1,993,644	300	8,532	3,100	88,164	100	2,844	73,600	2,093,184
Dresser-Rand Group, Inc.								800	17,680	800	17,680
Dril-Quip, Inc.		400	12,280							400	12,280
ENSCO International, Inc.				4,751	125,426			2,200	58,080	6,951	183,506
FMC Technologies, Inc.						300	9,411	200	6,274	500	15,685
Gulf Island Fabrication, Inc.		2,400	19,224							2,400	19,224
Halliburton Co.								200	3,094	200	3,094
Helix Energy Solutions Group, Inc.						300	1,542			300	1,542
Helmerich & Payne, Inc.						300	6,831	200	4,554	500	11,385
ION Geophysical Corp.		11,600	18,096							11,600	18,096
Key Energy Services, Inc.				100	288					100	288
Lufkin Industries, Inc.		12,309	466,265							12,309	466,265
Matrix Service Co.		3,400	27,948							3,400	27,948
Nabors Industries, Ltd.				100	999					100	999
NATCO Group, Inc. Class A		100	1,893							100	1,893
National-Oilwell Varco, Inc.								600	17,226	600	17,226
Noble Corp.				3,400	81,906			4,000	96,360	7,400	178,266
Oceaneering International, Inc.				100	3,687	300	11,061	200	7,374	600	22,122
Oil States International, Inc.		65,200	874,984			1,700	22,814			66,900	897,798
Patterson-UTI Energy, Inc.				1,700	15,232	1,200	10,752	800	7,168	3,700	33,152
PHI, Inc.		814	8,124			570	5,688			1,384	13,812
Pioneer Drilling Co.		10,200	33,456							10,200	33,456
Pride International, Inc.						400	7,192	200	3,596	600	10,788
Rowan Cos., Inc.				1,400	16,758			1,500	17,955	2,900	34,713
RPC, Inc.				200	1,326					200	1,326
Schlumberger, Ltd.				400	16,248			200	8,124	600	24,372
SEACOR Holdings, Inc.		11,400	664,734	200	11,662					11,600	676,396
Smith International, Inc.				62	1,332	62	1,332	100	2,148	224	4,812
Superior Energy Services, Inc.						2,300	29,647			2,300	29,647
Superior Well Services, Inc.		2,000	10,260							2,000	10,260
TETRA Technologies, Inc.		14,500	47,125							14,500	47,125
Tidewater, Inc.				900	33,417	5,300	196,789	700	25,991	6,900	256,197
Unit Corp.				800	16,736	2,700	56,484			3,500	73,220
											6,081,702
Food & Staples Retailing	1.1%
BJ’s Wholesale Club, Inc.				1,000	31,990	300	9,597			1,300	41,587
Casey’s General Stores, Inc.		23,400	623,844			1,000	26,660			24,400	650,504
Costco Wholesale Corp.								200	9,264	200	9,264
CVS Caremark Corp.				200	5,498			600	16,494	800	21,992
Nash Finch Co.		7,200	202,248							7,200	202,248

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Rite Aid Corp.				2,900	1,044					2,900	1,044
Ruddick Corp.				1,200	26,940	1,200	26,940	100	2,245	2,500	56,125
Safeway, Inc.				200	4,038			400	8,076	600	12,114
Spartan Stores, Inc.		10,000	154,100							10,000	154,100
SUPERVALU, Inc.								100	1,428	100	1,428
Sysco Corp.				1,600	36,480			1,400	31,920	3,000	68,400
The Andersons, Inc.		300	4,242							300	4,242
The Great Atlantic & Pacific Tea Co., Inc.		6,300	33,453							6,300	33,453
The Kroger Co.								200	4,244	200	4,244
The Pantry, Inc.		5,100	89,811	200	3,522	400	7,044			5,700	100,377
United Natural Foods, Inc.		2,000	37,940							2,000	37,940
Walgreen Co.								400	10,384	400	10,384
Wal-Mart Stores, Inc.								500	26,050	500	26,050
Whole Foods Market, Inc.								400	6,720	400	6,720
											1,442,216
Food Products	1.6%
Archer-Daniels-Midland Co.				1,800	50,004			900	25,002	2,700	75,006
Bunge, Ltd.				500	28,325					500	28,325
Cal-Maine Foods, Inc.		900	20,151							900	20,151
Campbell Soup Co.								200	5,472	200	5,472
Chiquita Brands International, Inc.				100	663					100	663
Corn Products International, Inc.				1,100	23,320	1,800	38,160			2,900	61,480
Darling International, Inc.		16,000	59,360							16,000	59,360
Dean Foods Co.				300	5,460			100	1,808	400	7,268
Del Monte Foods Co.								4	29	4	29
Diamond Foods, Inc.		5,200	145,236			1,400	39,102			6,600	184,338
Flowers Foods, Inc.						600	14,088	400	9,392	1,000	23,480
Green Mountain Coffee Roasters, Inc.		17,500	840,000			400	19,200			17,900	859,200
H.J. Heinz Co.								100	3,306	100	3,306
Hormel Foods Corp.								300	9,513	300	9,513
J & J Snack Foods Corp.		6,700	231,753							6,700	231,753
Kellogg Co.				100	3,663					100	3,663
Kraft Foods, Inc. Class A								200	4,458	200	4,458
Lance, Inc.		16,200	337,284							16,200	337,284
McCormick & Co., Inc.								300	8,871	300	8,871
Sara Lee Corp.								100	808	100	808
Smart Balance, Inc.		60	362							60	362
Smithfield Foods, Inc.						700	6,622			700	6,622
The Hain Celestial Group, Inc.		2,600	37,024							2,600	37,024
The Hershey Co.								400	13,900	400	13,900
The J.M. Smucker Co.				400	14,908			400	14,908	800	29,816
TreeHouse Foods, Inc.		5,300	152,587			100	2,879	100	2,879	5,500	158,345
Tyson Foods, Inc. Class A				100	939			300	2,817	400	3,756
Unilever NV NY Shares				100	1,960			400	7,840	500	9,800
Zhongpin, Inc.		200	1,776							200	1,776
											2,185,829
Gas Utilities	2.1%
AGL Resources, Inc.				123	3,263	346	9,179			469	12,442
Atmos Energy Corp.		100	2,312					200	4,624	300	6,936
Energen Corp.				569	16,575	658	19,168			1,227	35,743
National Fuel Gas Co.				400	12,268	400	12,268			800	24,536
New Jersey Resources Corp.		20,600	699,988	2,800	95,144			800	27,184	24,200	822,316
Nicor, Inc.								300	9,969	300	9,969
Northwest Natural Gas Co.		15,500	673,010	1,200	52,104	1,800	78,156	400	17,368	18,900	820,638
Piedmont Natural Gas Co., Inc.		3,600	93,204	1,300	33,657			800	20,712	5,700	147,573
South Jersey Industries, Inc.		1,200	42,000	700	24,500	300	10,500	100	3,500	2,300	80,500
Southwest Gas Corp.		6,627	139,631							6,627	139,631
The Laclede Group, Inc.		18,500	721,130							18,500	721,130

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
UGI Corp.						200	4,722			200	4,722
WGL Holdings, Inc.								300	9,840	300	9,840
											2,835,976
Health Care Equipment & Supplies	2.2%
Abaxis, Inc.		8,900	153,436							8,900	153,436
ABIOMED, Inc.		900	4,410							900	4,410
Align Technology, Inc.		1,900	15,067							1,900	15,067
American Medical Systems Holdings, Inc.		1,700	18,955							1,700	18,955
Analogic Corp.		500	16,010							500	16,010
Beckman Coulter, Inc.						300	15,303			300	15,303
Boston Scientific Corp.				700	5,565			400	3,180	1,100	8,745
Cantel Medical Corp.		1,900	24,453			100	1,287			2,000	25,740
CONMED Corp.		2,100	30,261							2,100	30,261
Covidien, Ltd.								200	6,648	200	6,648
CryoLife, Inc.		5,800	30,044							5,800	30,044
Cyberonics, Inc.		38,800	514,876			800	10,616			39,600	525,492
Edwards Lifesciences Corp.				500	30,315	500	30,315	700	42,441	1,700	103,071
Gen-Probe, Inc.						900	41,022			900	41,022
Greatbatch, Inc.		43,200	835,920			3,800	73,530			47,000	909,450
Haemonetics Corp.		100	5,508	400	22,032					500	27,540
Hill-Rom Holdings, Inc.				200	1,978	1,200	11,868			1,400	13,846
Hologic, Inc.						300	3,927			300	3,927
Hospira, Inc.								100	3,086	100	3,086
ICU Medical, Inc.		2,000	64,240							2,000	64,240
IDEXX Laboratories, Inc.						100	3,458			100	3,458
Integra LifeSciences Holdings		1,700	42,041							1,700	42,041
Invacare Corp.		700	11,221							700	11,221
Inverness Medical Innovations, Inc.				800	21,304					800	21,304
IRIS International, Inc.		200	2,306							200	2,306
Kensey Nash Corp.		2,400	51,048							2,400	51,048
Kinetic Concepts, Inc.				200	4,224	400	8,448	200	4,224	800	16,896
Medtronic, Inc.								1,000	29,470	1,000	29,470
Meridian Bioscience, Inc.		7,949	144,036							7,949	144,036
Merit Medical Systems, Inc.		13,100	159,951							13,100	159,951
Natus Medical, Inc.		500	4,255							500	4,255
Neogen Corp.		300	6,549							300	6,549
Palomar Medical Technologies, Inc.		8,300	60,258							8,300	60,258
Quidel Corp.		600	5,532							600	5,532
ResMed, Inc.						100	3,534			100	3,534
Stryker Corp.								300	10,212	300	10,212
SurModics, Inc.		3,100	56,575							3,100	56,575
Symmetry Medical, Inc.		7,300	46,063							7,300	46,063
Theragenics Corp.		10,300	12,566							10,300	12,566
Thoratec Corp.				100	2,569	2,000	51,380	200	5,138	2,300	59,087
Varian Medical Systems, Inc.								300	9,132	300	9,132
West Pharmaceutical Services, Inc.		100	3,281							100	3,281
Zimmer Holdings, Inc.								100	3,650	100	3,650
Zoll Medical Corp.		9,600	137,856							9,600	137,856
											2,916,574
Health Care Providers & Services	5.2%
Aetna, Inc.				1,600	38,928			2,100	51,093	3,700	90,021
Air Methods Corp.		300	5,073							300	5,073
Almost Family, Inc.		1,500	28,635							1,500	28,635
Amedisys, Inc.		18,400	505,816							18,400	505,816
AMERIGROUP Corp.		100	2,754							100	2,754
AmerisourceBergen Corp.								600	19,596	600	19,596
AMN Healthcare Services, Inc.		6,600	33,660							6,600	33,660
AmSurg Corp.		15,800	250,430							15,800	250,430

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Bio-Reference Laboratories, Inc.		1,000	20,910							1,000	20,910
Catalyst Health Solutions, Inc.		27,004	535,220							27,004	535,220
Centene Corp.		32,800	591,056							32,800	591,056
Chemed Corp.		900	35,010							900	35,010
CIGNA Corp.				1,000	17,590			1,800	31,662	2,800	49,252
Community Health Systems, Inc.				100	1,534	400	6,136	100	1,534	600	9,204
CorVel Corp.		100	2,022							100	2,022
Coventry Health Care, Inc.				3,900	50,466			900	11,646	4,800	62,112
Cross Country Healthcare, Inc.		13,500	88,425							13,500	88,425
Express Scripts, Inc.								100	4,617	100	4,617
Genoptix, Inc.		1,100	30,008							1,100	30,008
Gentiva Health Services, Inc.		18,800	285,760							18,800	285,760
Hanger Orthopedic Group, Inc.		8,400	111,300			500	6,625			8,900	117,925
Health Management Associates, Inc. Class A						1,400	3,612			1,400	3,612
Healthspring, Inc.		3,300	27,621							3,300	27,621
Healthways, Inc.		1,000	8,770							1,000	8,770
Henry Schein, Inc.						479	19,165			479	19,165
HMS Holdings Corp.		11,500	378,350							11,500	378,350
Humana, Inc.				700	18,256			600	15,648	1,300	33,904
InVentiv Health, Inc.		600	4,896							600	4,896
Kindred Healthcare, Inc.		42,000	627,900	600	8,970	3,400	50,830	200	2,990	46,200	690,690
Landauer, Inc.		1,200	60,816							1,200	60,816
LCA-Vision, Inc.		3,655	10,636							3,655	10,636
LHC Group, Inc.		500	11,140							500	11,140
LifePoint Hospitals, Inc.				300	6,258	300	6,258			600	12,516
Lincare Holdings, Inc.				10,583	230,709	15,900	346,620	4,385	95,593	30,868	672,922
Magellan Health Services, Inc.		29,032	1,057,926	2,500	91,100			200	7,288	31,732	1,156,314
McKesson Corp.				100	3,504			400	14,016	500	17,520
MedCath Corp.		5,800	42,166							5,800	42,166
Medco Health Solutions, Inc.								100	4,134	100	4,134
MEDNAX, Inc.		6,200	182,714							6,200	182,714
Molina Healthcare, Inc.		900	17,118							900	17,118
MWI Veterinary Supply, Inc.		1,300	37,024							1,300	37,024
Odyssey HealthCare, Inc.		13,600	131,920							13,600	131,920
Omnicare, Inc.						1,000	24,490			1,000	24,490
Owens & Minor, Inc.				100	3,313			300	9,939	400	13,252
PSS World Medical, Inc.		3,600	51,660							3,600	51,660
Quest Diagnostics, Inc.				400	18,992			400	18,992	800	37,984
RehabCare Group, Inc.		5,371	93,670	83	1,448	418	7,290			5,872	102,408
Res-Care, Inc.		8,929	130,006							8,929	130,006
Sunrise Senior Living, Inc.		34,700	23,596							34,700	23,596
Tenet Healthcare Corp.								300	348	300	348
UnitedHealth Group, Inc.				400	8,372			500	10,465	900	18,837
Universal American Financial Corp.		39,811	337,199							39,811	337,199
Universal Health Services, Inc. Class B						200	7,668			200	7,668
VCA Antech, Inc.						600	13,530			600	13,530
WellCare Health Plans, Inc.						200	2,250			200	2,250
WellPoint, Inc.				171	6,493			600	22,782	771	29,275
											7,083,957
Health Care Technology	0.2%
Cerner Corp.						300	13,191	400	17,588	700	30,779
Computer Programs & Systems, Inc.		1,300	43,251							1,300	43,251
Eclipsys Corp.		2,600	26,364							2,600	26,364
Hlth Corp.				1,800	18,630					1,800	18,630
IMS Health, Inc.								300	3,741	300	3,741
MedAssets, Inc.						3,611	51,457			3,611	51,457
Omnicell, Inc.		4,200	32,844							4,200	32,844
Phase Forward, Inc.		7,800	99,762							7,800	99,762

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Vital Images, Inc.		200	2,254							200	2,254
											309,082
Hotels, Restaurants & Leisure	4.8%
Ambassadors Group, Inc.		250	2,030							250	2,030
Ameristar Casinos, Inc.		12,100	152,218							12,100	152,218
BJ’s Restaurants, Inc.		200	2,782							200	2,782
Bob Evans Farms, Inc.		300	6,726							300	6,726
Boyd Gaming Corp.						300	1,119			300	1,119
Buffalo Wild Wings, Inc.		55,588	2,033,409							55,588	2,033,409
Burger King Holdings, Inc.								100	2,295	100	2,295
California Pizza Kitchen, Inc.		13,500	176,580							13,500	176,580
Carnival Corp.				100	2,160			1,400	30,240	1,500	32,400
CEC Entertainment, Inc.		34,100	882,508	700	18,116	2,100	54,348			36,900	954,972
Chipotle Mexican Grill, Inc. Class A						300	19,914			300	19,914
CKE Restaurants, Inc.		2,000	16,800							2,000	16,800
Cracker Barrel Old Country Store, Inc.		11,000	315,040					100	2,864	11,100	317,904
Darden Restaurants, Inc.								400	13,704	400	13,704
DineEquity, Inc.		500	5,930							500	5,930
Domino’s Pizza, Inc.		400	2,620							400	2,620
Gaylord Entertainment Co.		2,000	16,660							2,000	16,660
Jack in the Box, Inc.		2,600	60,554							2,600	60,554
Landry’s Restaurants, Inc.		200	1,044							200	1,044
LIFE TIME FITNESS, Inc.						200	2,512			200	2,512
McDonald’s Corp.								200	10,914	200	10,914
Monarch Casino & Resort, Inc.		300	1,548							300	1,548
Multimedia Games, Inc.		4,300	9,245							4,300	9,245
O’Charley’s, Inc.		3,500	10,535							3,500	10,535
P.F. Chang’s China Bistro, Inc.		13,700	313,456							13,700	313,456
Panera Bread Co. Class A						700	39,130			700	39,130
Papa John’s International, Inc.		4,500	102,915							4,500	102,915
Peet’s Coffee & Tea, Inc.		7,600	164,312							7,600	164,312
Pinnacle Entertainment, Inc.		9,900	69,696							9,900	69,696
Red Robin Gourmet Burgers, Inc.		3,200	56,416							3,200	56,416
Royal Caribbean Cruises, Ltd.				200	1,602					200	1,602
Ruby Tuesday, Inc.		10,600	30,952							10,600	30,952
Ruth’s Hospitality Group, Inc.		4,400	5,324							4,400	5,324
Scientific Games Corp. Class A						100	1,211			100	1,211
Shuffle Master, Inc.		10,700	30,709							10,700	30,709
Sonic Corp.		17,600	176,352							17,600	176,352
Speedway Motorsports, Inc.		200	2,364							200	2,364
Starbucks Corp.								300	3,333	300	3,333
Starwood Hotels & Resorts Worldwide, Inc.								200	2,540	200	2,540
Texas Roadhouse, Inc. Class A		21,500	204,895							21,500	204,895
The Cheesecake Factory, Inc.		900	10,305							900	10,305
The Marcus Corp.		1,300	11,050							1,300	11,050
The Steak n Shake Co.		21,900	165,783					100	757	22,000	166,540
Tim Hortons, Inc.								200	5,074	200	5,074
Wendy’s/Arby’s Group, Inc. Class A						2,600	13,078			2,600	13,078
WMS Industries, Inc.		56,700	1,185,597	1,300	27,183	600	12,546	1,100	23,001	59,700	1,248,327
Wyndham Worldwide Corp.				100	420			100	420	200	840
Yum! Brands, Inc.								200	5,496	200	5,496
											6,520,332
Household Durables	0.4%
American Greetings Corp. Class A						300	1,518			300	1,518
Bassett Furniture Industries, Inc.		2,500	4,850							2,500	4,850
Blyth, Inc.		800	20,904			50	1,307			850	22,211
Champion Enterprises, Inc.		7,000	3,360							7,000	3,360
D.R. Horton, Inc.								100	970	100	970

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Ethan Allen Interiors, Inc.		1,500	16,890							1,500	16,890
Fortune Brands, Inc.								100	2,455	100	2,455
Harman International Industries, Inc.				1,200	16,236			1,100	14,883	2,300	31,119
Hovnanian Enterprises, Inc. Class A						400	624			400	624
Jarden Corp.				100	1,267					100	1,267
La-Z-Boy, Inc.		9,800	12,250							9,800	12,250
Leggett & Platt, Inc.				600	7,794			500	6,495	1,100	14,289
Libbey, Inc.		4,100	3,772							4,100	3,772
M.D.C. Holdings, Inc.								400	12,456	400	12,456
M/I Homes, Inc.		500	3,495							500	3,495
Meritage Homes Corp.		500	5,710							500	5,710
National Presto Industries, Inc.		1,700	103,717							1,700	103,717
Newell Rubbermaid, Inc.				3,600	22,968			3,600	22,968	7,200	45,936
NVR, Inc.				100	42,775	100	42,775			200	85,550
Russ Berrie & Co., Inc.		4,500	5,940							4,500	5,940
Skyline Corp.		700	13,307							700	13,307
Snap-on, Inc.				700	17,570			400	10,040	1,100	27,610
Standard Pacific Corp.		29,400	25,872							29,400	25,872
Tempur-Pedic International, Inc.		2,700	19,710							2,700	19,710
The Black & Decker Corp.								400	12,624	400	12,624
The Stanley Works								200	5,824	200	5,824
Tupperware Brands Corp.						2,200	37,378			2,200	37,378
Universal Electronics, Inc.		500	9,050							500	9,050
Whirlpool Corp.								300	8,877	300	8,877
											538,631
Household Products	0.4%
Central Garden & Pet Co.		21,700	165,137							21,700	165,137
Central Garden & Pet Co. Class A		13,200	99,264							13,200	99,264
Church & Dwight Co., Inc.						100	5,223	200	10,446	300	15,669
Clorox Co.								400	20,592	400	20,592
Energizer Holdings, Inc.						200	9,938	200	9,938	400	19,876
Kimberly-Clark Corp.								200	9,222	200	9,222
Spectrum Brands, Inc.		27,700	3,601							27,700	3,601
The Procter & Gamble Co.								300	14,127	300	14,127
WD-40 Co.		8,100	195,534							8,100	195,534
											543,022
Independent Power Producers & Energy Traders	0.1%
Constellation Energy Group, Inc.				200	4,132			300	6,198	500	10,330
Mirant Corp.				4,900	55,860			800	9,120	5,700	64,980
NRG Energy, Inc.								200	3,520	200	3,520
Ormat Technologies, Inc.				100	2,746			300	8,238	400	10,984
Reliant Energy, Inc.				200	638					200	638
											90,452
Industrial Conglomerates	0.7%
3M Co.								200	9,944	200	9,944
Carlisle Cos., Inc.				100	1,963	1,500	29,445			1,600	31,408
General Electric Co.				8,000	80,880			4,400	44,484	12,400	125,364
Koninklijke (Royal) Philips Electronics NV NY Shares				2,400	35,688			4,100	60,967	6,500	96,655
McDermott International, Inc.								100	1,339	100	1,339
Otter Tail Corp.						5,600	123,480	500	11,025	6,100	134,505
Raven Industries, Inc.		100	2,078							100	2,078
Standex International Corp.		8,048	74,042							8,048	74,042
Textron, Inc.								100	574	100	574
Tredegar Corp.		27,000	440,910	300	4,899	1,800	29,394			29,100	475,203
Tyco International, Ltd.								400	7,824	400	7,824
											958,936
Insurance	3.6%
ACE, Ltd.				1,500	60,600			1,000	40,400	2,500	101,000

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Aflac, Inc.				500	9,680			2,300	44,528	2,800	54,208
Allied World Assurance Co. Holdings, Ltd.				500	19,015					500	19,015
Ambac Financial Group, Inc.				1,200	936					1,200	936
American Financial Group, Inc.				2,500	40,125	4,500	72,225	600	9,630	7,600	121,980
American International Group, Inc.				3,400	3,400					3,400	3,400
American Physicians Capital, Inc.		200	8,184							200	8,184
Amerisafe, Inc.		1,100	16,852							1,100	16,852
Aon Corp.				200	8,164			200	8,164	400	16,328
Arch Capital Group, Ltd.				400	21,544					400	21,544
Arthur J. Gallagher & Co.				500	8,500	1,900	32,300	300	5,100	2,700	45,900
Assurant, Inc.				1,000	21,780			900	19,602	1,900	41,382
Axis Capital Holdings, Ltd.				900	20,286					900	20,286
Baldwin & Lyons, Inc. Class B		300	5,676							300	5,676
Brown & Brown, Inc.				1,500	28,365	4,400	83,204	600	11,346	6,500	122,915
Citizens, Inc.		3,584	26,056							3,584	26,056
CNA Financial Corp.				3,200	29,312			100	916	3,300	30,228
Conseco, Inc.				100	92					100	92
Crawford & Co. Class B		400	2,688							400	2,688
Delphi Financial Group, Inc. Class A		1,400	18,844							1,400	18,844
EMC Insurance Group, Inc.		29	611							29	611
Endurance Specialty Holdings, Ltd.				900	22,446			400	9,976	1,300	32,422
Everest Re Group, Ltd.				400	28,320	300	21,240			700	49,560
Fidelity National Financial, Inc. Class A				100	1,951	200	3,902			300	5,853
First American Corp.				2,300	60,973	800	21,208	300	7,953	3,400	90,134
Genworth Financial, Inc. Class A				300	570			100	190	400	760
Hanover Insurance Group, Inc.				1,100	31,702	6,961	200,616	100	2,882	8,161	235,200
HCC Insurance Holdings, Inc.				1,400	35,266	3,600	90,684	100	2,519	5,100	128,469
Horace Mann Educators Corp.		45,100	377,487	5,100	42,687	10,300	86,211	200	1,674	60,700	508,059
Infinity Property & Casualty Corp.		6,700	227,331							6,700	227,331
LandAmerica Financial Group, Inc.		5,200	338							5,200	338
Lincoln National Corp.								200	1,338	200	1,338
Loews Corp.				1,200	26,520			900	19,890	2,100	46,410
Manulife Financial Corp.				1,000	11,200					1,000	11,200
Marsh & McLennan Cos., Inc.								200	4,050	200	4,050
MBIA, Inc.				200	916			100	458	300	1,374
MetLife, Inc.								700	15,939	700	15,939
National Financial Partners Corp.		2,500	8,000							2,500	8,000
Navigators Group, Inc.		6,500	306,670							6,500	306,670
Odyssey Re Holdings Corp.				138	5,234					138	5,234
OneBeacon Insurance Group, Ltd.		300	2,898							300	2,898
PartnerRe, Ltd.								100	6,207	100	6,207
Presidential Life Corp.		6,419	50,004							6,419	50,004
Principal Financial Group, Inc.								200	1,636	200	1,636
ProAssurance Corp.		6,800	317,016							6,800	317,016
Protective Life Corp.						500	2,625			500	2,625
Prudential Financial, Inc.				100	1,902			100	1,902	200	3,804
Reinsurance Group of America, Inc.				700	22,673	700	22,673	400	12,956	1,800	58,302
RenaissanceRe Holdings, Ltd.				900	44,496			200	9,888	1,100	54,384
RLI Corp.		7,300	366,460							7,300	366,460
Safety Insurance Group, Inc.		3,258	101,259							3,258	101,259
Selective Insurance Group, Inc.		25,900	314,944							25,900	314,944
StanCorp Financial Group, Inc.				1,500	34,170	8,093	184,359	100	2,278	9,693	220,807
Stewart Information Services Corp.		4,000	78,000							4,000	78,000
The Allstate Corp.				2,500	47,875			2,300	44,045	4,800	91,920
The Chubb Corp.				700	29,624			500	21,160	1,200	50,784
The Hartford Financial Services Group, Inc.				200	1,570			200	1,570	400	3,140
The Progressive Corp.				100	1,344			300	4,032	400	5,376
The Travelers Cos., Inc.				2,700	109,728			2,200	89,408	4,900	199,136

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Torchmark Corp.				4,100	107,543			700	18,361	4,800	125,904
Tower Group, Inc.		7,247	178,493							7,247	178,493
Transatlantic Holdings, Inc.				600	21,402					600	21,402
United Fire & Casualty Co.		4,325	94,977							4,325	94,977
Unitrin, Inc.						1,637	22,885			1,637	22,885
Unum Group				4,300	53,750			3,200	40,000	7,500	93,750
W.R. Berkley Corp.				900	20,295	1,500	33,825			2,400	54,120
Wesco Financial Corp.				100	27,600					100	27,600
XL Capital, Ltd. Class A				304	1,660			200	1,092	504	2,752
Zenith National Insurance Corp.		900	21,699							900	21,699
											4,928,750
Internet & Catalog Retail	0.1%
Blue Nile, Inc.		1,000	30,150							1,000	30,150
Expedia, Inc.				200	1,816			400	3,632	600	5,448
Liberty Media Corp. - Interactive Class A				500	1,450					500	1,450
Netflix, Inc.						900	38,628			900	38,628
NutriSystem, Inc.		300	4,281							300	4,281
PetMed Express, Inc.		2,400	39,552							2,400	39,552
Stamps.com, Inc.		5,400	52,380							5,400	52,380
											171,889
Internet Software & Services	1.2%
Akamai Technologies, Inc.								200	3,880	200	3,880
AsiaInfo Holdings, Inc.		26,600	448,210							26,600	448,210
Bankrate, Inc.		800	19,960							800	19,960
DealerTrack Holdings, Inc.		1,000	13,100							1,000	13,100
Digital River, Inc.						100	2,982			100	2,982
eBay, Inc.								200	2,512	200	2,512
Google, Inc. Class A								100	34,806	100	34,806
GSI Commerce, Inc.		400	5,240							400	5,240
InfoSpace, Inc.		19,200	99,840							19,200	99,840
Internet Brands, Inc. Class A		600	3,522							600	3,522
j2 Global Communications, Inc.		26,500	580,085							26,500	580,085
LoopNet, Inc.		300	1,824							300	1,824
Perficient, Inc.		6,300	34,020							6,300	34,020
SAVVIS, Inc.		300	1,857							300	1,857
Sohu.com, Inc.				3,400	140,454			400	16,524	3,800	156,978
The Knot, Inc.		800	6,560							800	6,560
United Online, Inc.		16,500	73,590							16,500	73,590
ValueClick, Inc.		2,900	24,679							2,900	24,679
Vignette Corp.		300	2,004							300	2,004
WebMD Health Corp. Class A		870	19,401							870	19,401
Websense, Inc.		1,600	19,200							1,600	19,200
Yahoo!, Inc.								300	3,843	300	3,843
											1,558,093
IT Services	1.5%
Accenture, Ltd. Class A				200	5,498			200	5,498	400	10,996
Acxiom Corp.						514	3,804			514	3,804
Alliance Data Systems Corp.						900	33,255			900	33,255
Automatic Data Processing, Inc.								600	21,096	600	21,096
Broadridge Financial Solutions, Inc.				5,692	105,928	15,068	280,415	2,254	41,947	23,014	428,290
CACI International, Inc. Class A		7,600	277,324							7,600	277,324
CIBER, Inc.		11,800	32,214							11,800	32,214
Cognizant Technology Solutions Corp. Class A				100	2,079			300	6,237	400	8,316
Computer Sciences Corp.				1,300	47,892			1,000	36,840	2,300	84,732
CSG Systems International, Inc.		25,800	368,424							25,800	368,424
CyberSource Corp.		15,700	232,517							15,700	232,517
DST Systems, Inc.						200	6,924	100	3,462	300	10,386
Euronet Worldwide, Inc.		1,600	20,896							1,600	20,896

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Forrester Research, Inc.		400	8,224							400	8,224
Gartner, Inc.						9,500	104,595	600	6,606	10,100	111,201
Global Payments, Inc.						300	10,023	200	6,682	500	16,705
Heartland Payment Systems, Inc.		4,900	32,389							4,900	32,389
Hewitt Associates, Inc. Class A				400	11,904	1,200	35,712	900	26,784	2,500	74,400
Integral Systems, Inc.		1,700	14,620							1,700	14,620
Lender Processing Services, Inc.				700	21,427	1,500	45,915			2,200	67,342
ManTech International Corp. Class A						300	12,570			300	12,570
NCI, Inc. Class A		1,000	26,000							1,000	26,000
NeuStar, Inc. Class A				800	13,400	1,600	26,800	600	10,050	3,000	50,250
Paychex, Inc.				200	5,134			700	17,969	900	23,103
SAIC, Inc.						200	3,734			200	3,734
StarTek, Inc.		2,200	6,820							2,200	6,820
Total System Services, Inc.								1,900	26,239	1,900	26,239
Western Union Co.				100	1,257			400	5,028	500	6,285
Wright Express Corp.		600	10,932							600	10,932
											2,023,064
Leisure Equipment & Products	0.4%
Arctic Cat, Inc.		2,200	8,426							2,200	8,426
Brunswick Corp.		17,400	60,030							17,400	60,030
Callaway Golf Co.		1,000	7,180			100	718			1,100	7,898
Eastman Kodak Co.				200	760			200	760	400	1,520
Hasbro, Inc.				400	10,028			800	20,056	1,200	30,084
JAKKS Pacific, Inc.		7,700	95,095							7,700	95,095
Mattel, Inc.				100	1,153			200	2,306	300	3,459
Nautilus, Inc.		3,700	2,331							3,700	2,331
Pool Corp.		12,500	167,500							12,500	167,500
RC2 Corp.		3,500	18,445							3,500	18,445
Sturm, Ruger & Co., Inc.		7,400	91,242							7,400	91,242
											486,030
Life Sciences Tools & Services	0.8%
Affymetrix, Inc.						400	1,308			400	1,308
Albany Molecular Research, Inc.		200	1,886							200	1,886
Bio-Rad Laboratories, Inc. Class A				600	39,540	2,300	151,570	300	19,770	3,200	210,880
Cambrex Corp.		4,100	9,348							4,100	9,348
Charles River Laboratories International, Inc.						200	5,442	100	2,721	300	8,163
Covance, Inc.								200	7,126	200	7,126
Dionex Corp.		12,500	590,625							12,500	590,625
Enzo Biochem, Inc.		6,400	25,728							6,400	25,728
eResearchTechnology, Inc.		8,900	46,814							8,900	46,814
Kendle International, Inc.		800	16,768							800	16,768
Life Technologies Corp.				600	19,488			621	20,170	1,221	39,658
Medivation, Inc.		400	7,308							400	7,308
PARAXEL International Corp.		3,400	33,082							3,400	33,082
PerkinElmer, Inc.								100	1,277	100	1,277
Pharmaceutical Product Development, Inc.						1,300	30,836	100	2,372	1,400	33,208
Varian, Inc.						900	21,366			900	21,366
Waters Corp.								300	11,085	300	11,085
											1,065,630
Machinery	4.2%
Actuant Corp. Class A		100	1,033							100	1,033
AGCO Corp.				2,500	49,000	6,100	119,560	300	5,880	8,900	174,440
Albany International Corp. Class A		1,200	10,860							1,200	10,860
Astec Industries, Inc.		900	23,607							900	23,607
Badger Meter, Inc.		500	14,445							500	14,445
Barnes Group, Inc.		1,600	17,104							1,600	17,104
Briggs & Stratton Corp.		27,700	457,050	1,400	23,100	800	13,200			29,900	493,350
Bucyrus International, Inc.						700	10,626			700	10,626

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Cascade Corp.		200	3,526							200	3,526
Caterpillar, Inc.				200	5,592			200	5,592	400	11,184
CIRCOR International, Inc.		500	11,260							500	11,260
CLARCOR, Inc.		100	2,519					200	5,038	300	7,557
Crane Co.				4,600	77,648	14,700	248,136	2,700	45,576	22,000	371,360
Cummins, Inc.				200	5,090			1,300	33,085	1,500	38,175
Danaher Corp.				400	21,688			200	10,844	600	32,532
Deere & Co.								200	6,574	200	6,574
Dover Corp.				1,000	26,380			2,500	65,950	3,500	92,330
EnPro Industries, Inc.		500	8,550							500	8,550
ESCO Technologies, Inc.		100	3,870							100	3,870
Federal Signal Corp.		4,078	21,491			312	1,644	22	116	4,412	23,251
Flowserve Corp.				900	50,508			300	16,836	1,200	67,344
Gardner Denver, Inc.		53,028	1,152,829	500	10,870					53,528	1,163,699
Graco, Inc.				900	15,363	6,300	107,541	1,000	17,070	8,200	139,974
Graham Corp.		19,507	174,978			100	897			19,607	175,875
Harsco Corp.				676	14,987	4,191	92,915			4,867	107,902
Illinois Tool Works, Inc.								200	6,170	200	6,170
Ingersoll-Rand Co., Ltd. Class A				400	5,520			1,100	15,180	1,500	20,700
John Bean Technologies Corp.		5,700	59,622					21	220	5,721	59,842
Joy Global, Inc.						1,900	40,470	300	6,390	2,200	46,860
Kaydon Corp.		25,400	694,182							25,400	694,182
Kennametal, Inc.						400	6,484			400	6,484
Lincoln Electric Holdings, Inc.						800	25,352			800	25,352
Lindsay Corp.		3,073	82,971							3,073	82,971
Lydall, Inc.		3,300	9,801							3,300	9,801
Mueller Industries, Inc.		14,988	325,090							14,988	325,090
Oshkosh Corp.		60,270	406,220	800	5,392	800	5,392			61,870	417,004
PACCAR, Inc.								400	10,304	400	10,304
Parker Hannifin Corp.								350	11,893	350	11,893
RBC Bearings, Inc.		600	9,168							600	9,168
Robbins & Myers, Inc.		20,100	304,917							20,100	304,917
Terex Corp.						300	2,775			300	2,775
The Gorman-Rupp Co.		12,042	238,431	200	3,960	5,100	100,980	100	1,980	17,442	345,351
The Manitowoc Co., Inc.				300	981			200	654	500	1,635
The Timken Co.				1,900	26,524	2,400	33,504	200	2,792	4,500	62,820
The Toro Co.		6,700	162,006			200	4,836			6,900	166,842
Trinity Industries, Inc.						1,100	10,054			1,100	10,054
Valmont Industries, Inc.		100	5,021							100	5,021
Wabash National Corp.		5,100	6,273							5,100	6,273
Wabtec Corp.						400	10,552			400	10,552
Watts Water Technologies, Inc. Class A		3,300	64,548							3,300	64,548
											5,717,037
Marine	0.2%
Alexander & Baldwin, Inc.						300	5,709			300	5,709
International Shipholding Corp.		83	1,633							83	1,633
Kirby Corp.		6,300	167,832	1,000	26,640			300	7,992	7,600	202,464
											209,806
Media	0.3%
4Kids Entertainment, Inc.		1,900	2,090							1,900	2,090
Arbitron, Inc.		600	9,006							600	9,006
Belo Corp. Class A						1,000	610			1,000	610
Cablevision Systems Corp. Group A								200	2,588	200	2,588
CBS Corp. Class B				400	1,536			200	768	600	2,304
Clear Channel Outdoor Holdings, Inc. Class A				100	367					100	367
Comcast Corp. Class A								200	2,728	200	2,728
DISH Network Corp. Class A				1,900	21,109			1,900	21,109	3,800	42,218
DreamWorks Animation SKG, Inc. Class A						100	2,164			100	2,164

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Entercom Communications Corp. Class A						200	220			200	220
Gannett Co., Inc.				100	220					100	220
Harte-Hanks, Inc.						300	1,605			300	1,605
Idearc, Inc.				300	11					300	11
Lamar Advertising Co. Class A						300	2,925			300	2,925
Lee Enterprises, Inc.						600	168			600	168
Liberty Global, Inc. Class A				1,500	21,840			300	4,368	1,800	26,208
Liberty Media Corp. - Capital Series A				100	698					100	698
Live Nation, Inc.		16,600	44,322							16,600	44,322
Marvel Entertainment, Inc.				300	7,965	1,400	37,170	400	10,620	2,100	55,755
Meredith Corp.						100	1,664			100	1,664
National CineMedia, Inc.		3,000	39,540							3,000	39,540
News Corp. Class A				5,500	36,410			1,500	9,930	7,000	46,340
News Corp. Class B				6,100	46,970					6,100	46,970
Omnicom Group, Inc.								600	14,040	600	14,040
Radio One, Inc. Class D		39,400	17,730							39,400	17,730
Regal Entertainment Group Class A								1,200	16,092	1,200	16,092
Scholastic Corp.		400	6,028							400	6,028
Scripps Networks Interactive Class A				100	2,251			100	2,251	200	4,502
The Interpublic Group of Cos., Inc.				100	412			200	824	300	1,236
The McGraw-Hill Cos., Inc.								300	6,861	300	6,861
The New York Times Co. Class A				200	904			100	452	300	1,356
The Walt Disney Co.				200	3,632			400	7,264	600	10,896
Time Warner Cable, Inc.				42	1,037			67	1,660	109	2,697
Time Warner, Inc.				167	3,217			267	5,147	434	8,364
Viacom, Inc. Class A				100	1,867					100	1,867
Viacom, Inc. Class B								100	1,738	100	1,738
Virgin Media, Inc.				300	1,440					300	1,440
World Wrestling Entertainment, Inc. Class A		300	3,462			300	3,462			600	6,924
											432,492
Metals & Mining	0.2%
A.M. Castle & Co.		300	2,676							300	2,676
AK Steel Holding Corp.								200	1,424	200	1,424
Alcoa, Inc.								200	1,468	200	1,468
Allegheny Technologies, Inc.				1,400	30,702			200	4,386	1,600	35,088
AMCOL International Corp.		500	7,420							500	7,420
Brush Engineered Materials, Inc.		400	5,548							400	5,548
Carpenter Technology Corp.						1,021	14,416			1,021	14,416
Century Aluminum Co.		7,400	15,614							7,400	15,614
Cliffs Natural Resources, Inc.						2,400	43,584			2,400	43,584
Compass Minerals International, Inc.				200	11,274			300	16,911	500	28,185
Freeport-McMoRan Copper & Gold, Inc.								102	3,887	102	3,887
Kaiser Aluminum Corp.		400	9,248							400	9,248
Newmont Mining Corp.								200	8,952	200	8,952
Nucor Corp.								200	7,634	200	7,634
Olympic Steel, Inc.		400	6,068							400	6,068
RTI International Metals, Inc.		500	5,850							500	5,850
Southern Copper Corp.				700	12,194			100	1,742	800	13,936
Steel Dynamics, Inc.						200	1,762			200	1,762
United States Steel Corp.				700	14,791			300	6,339	1,000	21,130
Worthington Industries, Inc.				500	4,355	1,939	16,889	100	871	2,539	22,115
											256,005
Multiline Retail	0.6%
99 Cents Only Stores				1,000	9,240	300	2,772	700	6,468	2,000	18,480
Big Lots, Inc.				1,700	35,326			1,300	27,014	3,000	62,340
Dollar Tree, Inc.				400	17,820	1,400	62,370	700	31,185	2,500	111,375
Family Dollar Stores, Inc.				200	6,674			1,100	36,707	1,300	43,381
Fred’s, Inc. Class A		39,400	444,432			1,200	13,536	100	1,128	40,700	459,096

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
J.C. Penney Co., Inc.				100	2,007			300	6,021	400	8,028
Macy’s, Inc.								200	1,780	200	1,780
Nordstrom, Inc.								1,200	20,100	1,200	20,100
Sears Holdings Corp.				200	9,142			500	22,855	700	31,997
Target Corp.								200	6,878	200	6,878
Tuesday Morning Corp.		5,500	6,985							5,500	6,985
											770,440
Multi-Utilities	0.7%
Alliant Energy Corp.						200	4,938	300	7,407	500	12,345
Avista Corp.		10,300	141,934	1,200	16,536	3,500	48,230	100	1,378	15,100	208,078
CH Energy Group, Inc.		9,400	440,860	100	4,690	300	14,070	100	4,690	9,900	464,310
Dominion Resources, Inc.								200	6,198	200	6,198
MDU Resources Group, Inc.				100	1,614	3,900	62,946	300	4,842	4,300	69,402
NiSource, Inc.				200	1,960			400	3,920	600	5,880
NorthWestern Corp.				1,000	21,480	200	4,296			1,200	25,776
NSTAR						300	9,564			300	9,564
PNM Resources, Inc.				100	826	100	826			200	1,652
Public Service Enterprise Group, Inc.								200	5,894	200	5,894
Sempra Energy				600	27,744			500	23,120	1,100	50,864
TECO Energy, Inc.								300	3,345	300	3,345
Vectren Corp.				1,000	21,090	1,300	27,417			2,300	48,507
											911,815
Office Electronics	0.0%
Xerox Corp.				700	3,185			400	1,820	1,100	5,005
Zebra Technologies Corp. Class A						300	5,706			300	5,706
											10,711
Oil, Gas & Consumable Fuels	2.7%
Alon USA Energy, Inc.		20,433	279,932			400	5,480			20,833	285,412
Apache Corp.								100	6,409	100	6,409
Arch Coal, Inc.				900	12,033	6,800	90,916	300	4,011	8,000	106,960
Berry Petroleum Co. Class A		3,500	38,360							3,500	38,360
Bill Barrett Corp.				6,181	137,465	10,971	243,995	355	7,895	17,507	389,355
Carrizo Oil & Gas, Inc.		600	5,328							600	5,328
Chevron Corp.				1,500	100,860			1,300	87,412	2,800	188,272
Cimarex Energy Co.				300	5,514	200	3,676	200	3,676	700	12,866
Comstock Resources, Inc.				200	5,960	1,000	29,800			1,200	35,760
ConocoPhillips				704	27,569			388	15,194	1,092	42,763
CONSOL Energy, Inc.								100	2,524	100	2,524
Contango Oil & Gas Co.		3,200	125,440							3,200	125,440
Delta Petroleum Corp.		1,200	1,440							1,200	1,440
Denbury Resources, Inc.						600	8,916			600	8,916
Devon Energy Corp.								200	8,938	200	8,938
EnCana Corp.								100	4,061	100	4,061
Encore Acquisition Co.				900	20,943	1,900	44,213	200	4,654	3,000	69,810
Exxon Mobil Corp.				700	47,670			2,500	170,250	3,200	217,920
Foundation Coal Holdings, Inc.						100	1,435			100	1,435
Frontier Oil Corp.						300	3,837			300	3,837
Genesis Energy, L.P.		200	2,046							200	2,046
GMX Resources, Inc.		400	2,600							400	2,600
Goodrich Petroleum Corp.				200	3,872	100	1,936			300	5,808
Holly Corp.		11,400	241,680							11,400	241,680
James River Coal Co.		400	4,936							400	4,936
Kinder Morgan Management LLC								215	8,764	215	8,764
Knightsbridge Tankers, Ltd.		8,300	120,765			400	5,820			8,700	126,585
Magellan Midstream Partners LP								300	8,811	300	8,811
Marathon Oil Corp.				1,300	34,177			1,100	28,919	2,400	63,096
Mariner Energy, Inc.						200	1,550			200	1,550
Massey Energy Co.						700	7,084	100	1,012	800	8,096

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Murphy Oil Corp.				500	22,385			800	35,816	1,300	58,201
Newfield Exploration Co.						200	4,540			200	4,540
Nexen, Inc.				100	1,696					100	1,696
Occidental Petroleum Corp.				100	5,565			400	22,260	500	27,825
Overseas Shipholding Group, Inc.				900	20,403	2,400	54,408	100	2,267	3,400	77,078
Patriot Coal Corp.						400	1,484			400	1,484
Peabody Energy Corp.								200	5,008	200	5,008
Penn Virginia Corp.		2,800	30,744							2,800	30,744
Permian Basin Royalty Trust		678	6,780							678	6,780
Petro-Canada				400	10,632			200	5,316	600	15,948
PetroQuest Energy, Inc.		8,600	20,640							8,600	20,640
Plains All American Pipeline LP								100	3,676	100	3,676
Plains Exploration & Production Co.						300	5,169			300	5,169
Quicksilver Resources, Inc.						300	1,662			300	1,662
Range Resources Corp.								200	8,232	200	8,232
Royal Dutch Shell PLC ADR				1,000	44,300			1,500	66,450	2,500	110,750
San Juan Basin Royalty Trust						1,000	14,270			1,000	14,270
Southern Union Co.						100	1,522			100	1,522
Southwestern Energy Co.								100	2,969	100	2,969
St. Mary Land & Exploration Co.		82,626	1,093,142							82,626	1,093,142
Stone Energy Corp.		7,100	23,643							7,100	23,643
Swift Energy Co.		700	5,110							700	5,110
Teekay Corp.				100	1,423					100	1,423
Tesoro Corp.				200	2,694			100	1,347	300	4,041
The Williams Cos., Inc.								400	4,552	400	4,552
TransCanada Corp.								200	4,730	200	4,730
VAALCO Energy, Inc.		25,575	135,292							25,575	135,292
Valero Energy Corp.				378	6,766			200	3,580	578	10,346
W&T Offshore, Inc.				500	3,075	100	615	300	1,845	900	5,535
Westmoreland Coal Co.		178	1,276							178	1,276
World Fuel Services Corp.		100	3,163							100	3,163
											3,720,225
Paper & Forest Products	0.2%
Buckeye Technologies, Inc.		6,200	13,206							6,200	13,206
Clearwater Paper Corp						371	2,979			371	2,979
Deltic Timber Corp.		600	23,646							600	23,646
International Paper Co.				2,700	19,008			3,800	26,752	6,500	45,760
Louisiana-Pacific Corp.						600	1,338			600	1,338
MeadWestvaco Corp.				1,200	14,388			1,600	19,184	2,800	33,572
Neenah Paper, Inc.		2,400	8,712							2,400	8,712
Schweitzer-Mauduit International, Inc.		7,249	133,817	94	1,735	94	1,735			7,437	137,287
Wausau Paper Corp.		9,900	52,074							9,900	52,074
											318,574
Personal Products	0.2%
Alberto-Culver Co.				600	13,566	100	2,261	900	20,349	1,600	36,176
Avon Products, Inc.				500	9,615			400	7,692	900	17,307
Chattem, Inc.		900	50,445							900	50,445
Mannatech, Inc.		2,919	9,720							2,919	9,720
NBTY, Inc.						300	4,224			300	4,224
The Estee Lauder Cos., Inc. Class A				2,800	69,020			1,500	36,975	4,300	105,995
											223,867
Pharmaceuticals	1.4%
Abbott Laboratories								200	9,540	200	9,540
Bristol-Myers Squibb Co.								900	19,728	900	19,728
Cypress Bioscience, Inc.		700	4,977							700	4,977
Eli Lilly & Co.				100	3,341			400	13,364	500	16,705
Endo Pharmaceuticals Holdings, Inc.				4,900	86,632	11,592	204,947	995	17,591	17,487	309,170
Forest Laboratories, Inc.				4,000	87,840			2,900	63,684	6,900	151,524

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Indevus Pharmaceuticals, Inc. - (Escrow shares)		2,200	—							2,200	—
Johnson & Johnson				1,500	78,900			1,100	57,860	2,600	136,760
King Pharmaceuticals, Inc.				2,000	14,140			1,600	11,312	3,600	25,452
Medicis Pharmaceutical Corp. Class A				2,300	28,451	4,800	59,376	100	1,237	7,200	89,064
Merck & Co., Inc.				1,100	29,425			800	21,400	1,900	50,825
Mylan, Inc.				100	1,341			100	1,341	200	2,682
Noven Pharmaceuticals, Inc.		9,574	90,761							9,574	90,761
Pain Therapeutics, Inc.		55	231							55	231
Par Pharmaceutical Cos., Inc.		16,500	156,255							16,500	156,255
Perrigo Co.						300	7,449			300	7,449
Pfizer, Inc.				9,700	132,114			7,100	96,702	16,800	228,816
Salix Pharmaceuticals, Ltd.		15,400	146,300							15,400	146,300
Schering-Plough Corp.				300	7,065			400	9,420	700	16,485
Sepracor, Inc.				2,000	29,320	9,200	134,872	300	4,398	11,500	168,590
Teva Pharmaceutical Industries, Ltd. ADR				250	11,263					250	11,263
Valeant Pharmaceuticals International				1,100	19,569	4,451	79,183	200	3,558	5,751	102,310
ViroPharma, Inc.		6,700	35,175							6,700	35,175
Watson Pharmaceuticals, Inc.				2,100	65,331			2,400	74,664	4,500	139,995
Wyeth				400	17,216					400	17,216
											1,937,273
Professional Services	0.3%
Administaff, Inc.		500	10,565							500	10,565
CBIZ, Inc.		300	2,091							300	2,091
CDI Corp.		900	8,748							900	8,748
CoStar Group, Inc.		300	9,075							300	9,075
CRA International, Inc.		100	1,888							100	1,888
Exponent, Inc.		200	5,066							200	5,066
FTI Consulting, Inc.				300	14,844			200	9,896	500	24,740
Heidrick & Struggles International, Inc.		2,300	40,802							2,300	40,802
ICF International, Inc.		100	2,297							100	2,297
IHS, Inc. Class A				200	8,236					200	8,236
Kelly Services, Inc. Class A		900	7,245							900	7,245
Korn/Ferry International		13,000	117,780			1,600	14,496			14,600	132,276
Manpower, Inc.						100	3,153			100	3,153
Monster Worldwide, Inc.						200	1,630	600	4,890	800	6,520
MPS Group, Inc.						500	2,975			500	2,975
Navigant Consulting, Inc.						500	6,535			500	6,535
On Assignment, Inc.		2,700	7,317							2,700	7,317
Robert Half International, Inc.								300	5,349	300	5,349
School Specialty, Inc.		400	7,036							400	7,036
Spherion Corp.		10,200	21,216							10,200	21,216
The Corporate Executive Board Co.		4,600	66,700			991	14,370			5,591	81,070
TrueBlue, Inc.		900	7,425							900	7,425
											401,625
Real Estate Investment Trusts	4.5%
Acadia Realty Trust		6,923	73,453							6,923	73,453
Alexandria Real Estate Equities, Inc.				100	3,640	200	7,280			300	10,920
AMB Property Corp.				100	1,440	800	11,520			900	12,960
Annaly Capital Management, Inc.				500	6,935					500	6,935
Apartment Investment & Management Co. Class A				32	175	59	323			91	498
AvalonBay Communities, Inc.				106	4,988					106	4,988
BioMed Realty Trust, Inc.		16,100	108,997							16,100	108,997
Boston Properties, Inc.				100	3,503			100	3,503	200	7,006
Brandywine Realty Trust				100	285					100	285
BRE Properties, Inc.				100	1,963	400	7,852			500	9,815
Camden Property Trust						400	8,632			400	8,632
CBL & Associates Properties, Inc.				100	236					100	236
Colonial Properties Trust		9,400	35,814							9,400	35,814

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Cousins Properties, Inc.						300	1,932			300	1,932
Developers Diversified Realty Corp.				100	213					100	213
DiamondRock Hospitality Co.		17,900	71,779							17,900	71,779
Douglas Emmett, Inc.				100	739					100	739
Duke Realty Corp.				200	1,100	1,000	5,500			1,200	6,600
EastGroup Properties, Inc.		19,000	533,330							19,000	533,330
Entertainment Properties Trust		29,500	464,920							29,500	464,920
Equity One, Inc.						2,300	28,037			2,300	28,037
Equity Residential				300	5,505			200	3,670	500	9,175
Essex Property Trust, Inc.						200	11,468			200	11,468
Extra Space Storage, Inc.		17,600	96,976							17,600	96,976
Federal Realty Investment Trust				100	4,600	400	18,400			500	23,000
Franklin Street Properties Corp.		44,100	542,430							44,100	542,430
HCP, Inc.				200	3,570			100	1,785	300	5,355
Health Care REIT, Inc.				100	3,059					100	3,059
Highwoods Properties, Inc.						400	8,568			400	8,568
Home Properties, Inc.		6,600	202,290							6,600	202,290
Hospitality Properties Trust				1,800	21,600	2,700	32,400			4,500	54,000
Host Hotels & Resorts, Inc.				400	1,568			200	784	600	2,352
HRPT Properties Trust				200	638					200	638
Inland Real Estate Corp.		62,200	440,998							62,200	440,998
iStar Financial, Inc.				100	281					100	281
Kilroy Realty Corp.		6,700	115,173							6,700	115,173
Kimco Realty Corp.				2,900	22,098			2,700	20,574	5,600	42,672
Kite Realty Group Trust		7,300	17,885							7,300	17,885
LaSalle Hotel Properties		8,400	49,056							8,400	49,056
Lexington Realty Trust		14,500	34,510							14,500	34,510
Liberty Property Trust				1,100	20,834	2,100	39,774			3,200	60,608
LTC Properties, Inc.		4,700	82,438							4,700	82,438
Mack-Cali Realty Corp.				1,100	21,791	1,800	35,658			2,900	57,449
Medical Properties Trust, Inc.		15,300	55,845							15,300	55,845
Mid-America Apartment Communities, Inc.		5,700	175,731							5,700	175,731
National Retail Properties, Inc.		42,300	670,032							42,300	670,032
Nationwide Health Properties, Inc.				100	2,219	700	15,533			800	17,752
OMEGA Healthcare Investors, Inc.						500	7,040			500	7,040
Parkway Properties, Inc.		3,300	33,990							3,300	33,990
Pennsylvania Real Estate Investment Trust		7,600	26,980							7,600	26,980
Plum Creek Timber Co., Inc.				100	2,907			100	2,907	200	5,814
Post Properties, Inc.		8,900	90,246							8,900	90,246
Potlatch Corp.						1,400	32,466			1,400	32,466
ProLogis				200	1,300			200	1,300	400	2,600
PS Business Parks, Inc.		12,900	475,365							12,900	475,365
Public Storage				100	5,525			100	5,525	200	11,050
Rayonier, Inc.				700	21,154	1,500	45,330			2,200	66,484
Realty Income Corp.						2,100	39,522			2,100	39,522
Regency Centers Corp.				100	2,657	500	13,285			600	15,942
Senior Housing Properties Trust		51,800	726,236							51,800	726,236
Simon Property Group, Inc.								102	3,533	102	3,533
SL Green Realty Corp.				100	1,080	400	4,320			500	5,400
Sovran Self Storage, Inc.		4,400	88,352							4,400	88,352
Tanger Factory Outlet Centers, Inc.		6,200	191,332							6,200	191,332
The Macerich Co.						500	3,130			500	3,130
UDR, Inc.				140	1,206	944	8,128			1,084	9,334
Urstadt Biddle Properties, Class A		4,300	57,706							4,300	57,706
Ventas, Inc.				100	2,261					100	2,261
Vornado Realty Trust				103	3,424			101	3,357	204	6,781
Weingarten Realty Investors				100	952	500	4,760			600	5,712
											6,075,106

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Real Estate Management & Development	0.0%
CB Richard Ellis Group, Inc. Class A				200	806			100	403	300	1,209
Forestar Real Estate Group, Inc.		600	4,590							600	4,590
Jones Lang LaSalle, Inc.				400	9,304	1,100	25,586			1,500	34,890
											40,689
Road & Rail	2.2%
Arkansas Best Corp.		1,100	20,922							1,100	20,922
Avis Budget Group, Inc.				3,400	3,094	2,200	2,002			5,600	5,096
CSX Corp.				100	2,585			100	2,585	200	5,170
Genesee & Wyoming, Inc. Class A						500	10,625	100	2,125	600	12,750
Heartland Express, Inc.		103,900	1,538,759					600	8,886	104,500	1,547,645
Hertz Global Holdings, Inc.				200	786					200	786
Knight Transportation, Inc.		59,257	898,336	1,700	25,772	6,681	101,284	1,000	15,160	68,638	1,040,552
Old Dominion Freight Line, Inc.		4,200	98,658							4,200	98,658
Werner Enterprises, Inc.				4,500	68,040	8,200	123,984	1,200	18,144	13,900	210,168
YRC Worldwide, Inc.						100	449			100	449
											2,942,196
Semiconductors & Semiconductor Equipment	3.2%
Actel Corp.		11,100	112,332							11,100	112,332
Advanced Energy Industries, Inc.		14,400	108,432							14,400	108,432
Advanced Micro Devices, Inc.				400	1,220			300	915	700	2,135
Analog Devices, Inc.								700	13,489	700	13,489
Applied Materials, Inc.								300	3,225	300	3,225
Atmel Corp.				200	726	2,800	10,164			3,000	10,890
ATMI, Inc.		500	7,715							500	7,715
Axcelis Technologies, Inc.		46,500	17,670							46,500	17,670
Brooks Automation, Inc.		10,100	46,561							10,100	46,561
Cabot Microelectronics Corp.		14,600	350,838							14,600	350,838
Cavium Networks, Inc.		400	4,616							400	4,616
Cohu, Inc.		10,300	74,160							10,300	74,160
Cree, Inc.				200	4,706	700	16,471			900	21,177
Cymer, Inc.		2,000	44,520							2,000	44,520
Cypress Semiconductor Corp.		1,100	7,447							1,100	7,447
Diodes, Inc.		500	5,305							500	5,305
DSP Group, Inc.		5,600	24,192							5,600	24,192
Exar Corp.		20,500	127,920							20,500	127,920
Fairchild Semiconductor International, Inc.				100	373	800	2,984			900	3,357
FEI Co.		2,000	30,860							2,000	30,860
Hittite Microwave Corp.		2,300	71,760							2,300	71,760
Integrated Device Technology, Inc.				100	455	1,100	5,005			1,200	5,460
Intel Corp.								400	6,020	400	6,020
International Rectifier Corp.				671	9,065	1,065	14,388			1,736	23,453
Intersil Corp. Class A						300	3,450			300	3,450
Kopin Corp.		14,300	33,176							14,300	33,176
Kulicke & Soffa Industries, Inc.		12,500	32,750							12,500	32,750
Lam Research Corp.						200	4,554			200	4,554
Linear Technology Corp.								100	2,298	100	2,298
LSI Corp.				200	608			300	912	500	1,520
MEMC Electronic Materials, Inc.								600	9,894	600	9,894
Micrel, Inc.		22,000	154,880							22,000	154,880
Microchip Technology, Inc.								200	4,238	200	4,238
Micron Technology, Inc.				500	2,030			300	1,218	800	3,248
Microsemi Corp.		100,197	1,162,285							100,197	1,162,285
MKS Instruments, Inc.		31,200	457,704							31,200	457,704
Monolithic Power Systems, Inc.		400	6,200							400	6,200
Netlogic Microsystems, Inc.		400	10,992							400	10,992
NVIDIA Corp.								400	3,944	400	3,944
OmniVision Technologies, Inc.		700	4,704							700	4,704

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Pericom Semiconductor Corp.		8,300	60,673							8,300	60,673
Photronics, Inc.		13,100	12,576							13,100	12,576
Power Integrations, Inc.		1,000	17,200							1,000	17,200
RF Micro Devices, Inc.						3,700	4,921			3,700	4,921
Rudolph Technologies, Inc.		5,900	17,877							5,900	17,877
Semtech Corp.						321	4,285			321	4,285
Silicon Laboratories, Inc.						1,300	34,320			1,300	34,320
Skyworks Solutions, Inc.		45,700	368,342							45,700	368,342
Standard Microsystems Corp.		9,800	182,280							9,800	182,280
Supertex, Inc.		5,326	123,030							5,326	123,030
Tessera Technologies, Inc.		2,300	30,751			100	1,337			2,400	32,088
Texas Instruments, Inc.								1,200	19,812	1,200	19,812
TriQuint Semiconductor, Inc.		29,600	73,112							29,600	73,112
Ultratech, Inc.		11,600	144,884			1,300	16,237			12,900	161,121
Varian Semiconductor Equipment Associates, Inc.		100	2,166					100	2,166	200	4,332
Veeco Instruments, Inc.		6,800	45,356							6,800	45,356
Volterra Semiconductor Corp.		10,015	84,527							10,015	84,527
Zoran Corp.		400	3,520							400	3,520
											4,268,743
Software	4.5%
Adobe Systems, Inc.				100	2,139			800	17,112	900	19,251
Advent Software, Inc.						100	3,331			100	3,331
Amdocs, Ltd.								100	1,852	100	1,852
ANSYS, Inc.		766	19,227							766	19,227
Autodesk, Inc.				1,700	28,577			700	11,767	2,400	40,344
Blackbaud, Inc.		9,092	105,558							9,092	105,558
BMC Software, Inc.								1,300	42,900	1,300	42,900
CA, Inc.								200	3,522	200	3,522
Cadence Design Systems, Inc.				200	840	1,700	7,140			1,900	7,980
Catapult Communications Corp.		766	5,339							766	5,339
Commvault Systems, Inc.		1,200	13,164							1,200	13,164
Compuware Corp.				1,900	12,521			1,100	7,249	3,000	19,770
Concur Technologies, Inc.		12,569	241,199							12,569	241,199
Electronic Arts, Inc.								200	3,638	200	3,638
Epicor Software Corp.		11,400	43,434							11,400	43,434
EPIQ Systems, Inc.		10,000	180,300							10,000	180,300
FactSet Research Systems, Inc.						800	39,992			800	39,992
Fair Isaac Corp.		8,400	118,188			1,400	19,698			9,800	137,886
Informatica Corp.		48,700	645,762							48,700	645,762
Intuit, Inc.				100	2,700			200	5,400	300	8,100
Jack Henry & Associates, Inc.						300	4,896			300	4,896
JDA Software Group, Inc.		5,747	66,378							5,747	66,378
Macrovision Solutions Corp.						200	3,558			200	3,558
Manhattan Associates, Inc.		11,100	192,252							11,100	192,252
Mentor Graphics Corp.						600	2,664			600	2,664
MICROS Systems, Inc.		82,400	1,545,000							82,400	1,545,000
Microsoft Corp.								3,300	60,621	3,300	60,621
Novell, Inc.				200	852			200	852	400	1,704
Opnet Technologies, Inc.						100	867			100	867
Oracle Corp.								300	5,421	300	5,421
Parametric Technology Corp.						3,800	37,924			3,800	37,924
Pegasystems, Inc.		4,141	76,898			200	3,714			4,341	80,612
Phoenix Technologies, Ltd.		13,293	21,535							13,293	21,535
Progress Software Corp.		13,900	241,304							13,900	241,304
Quality Systems, Inc.		9,625	435,531							9,625	435,531
Radiant Systems, Inc.		5,000	22,050							5,000	22,050
Red Hat, Inc.								200	3,568	200	3,568
Smith Micro Software, Inc.		5,800	30,334							5,800	30,334

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Sonic Solutions		8,200	9,840							8,200	9,840
Sourcefire, Inc.		300	2,184							300	2,184
SPSS, Inc.		8,700	247,341							8,700	247,341
SuccessFactors, Inc.		300	2,289							300	2,289
Sybase, Inc.						200	6,058			200	6,058
Synopsys, Inc.						3,100	64,263			3,100	64,263
Take-Two Interactive Software, Inc.		40,400	337,340							40,400	337,340
Taleo Corp. Class A		1,100	13,002							1,100	13,002
TeleCommunication Systems, Inc.		11,113	101,906							11,113	101,906
THQ, Inc.		13,100	39,824							13,100	39,824
Tyler Technologies, Inc.		37,100	542,773	3,400	49,742	1,400	20,482	1,100	16,093	43,000	629,090
Wind River Systems, Inc.		35,600	227,840			1,500	9,600			37,100	237,440
											6,029,345
Specialty Retail	5.3%
Aaron Rents, Inc.		4,100	109,306	1,700	45,322			400	10,664	6,200	165,292
Abercrombie & Fitch Co. Class A				100	2,380			400	9,520	500	11,900
Advance Auto Parts, Inc.						100	4,108	200	8,216	300	12,324
Aeropostale, Inc.				500	13,280	800	21,248	900	23,904	2,200	58,432
American Eagle Outfitters, Inc.				400	4,896	300	3,672			700	8,568
AnnTaylor Stores Corp.						400	2,080			400	2,080
AutoNation, Inc.				500	6,940			1,700	23,596	2,200	30,536
AutoZone, Inc.								200	32,524	200	32,524
Barnes & Noble, Inc.				1,000	21,380	1,500	32,070	100	2,138	2,600	55,588
Best Buy Co., Inc.								200	7,592	200	7,592
Big 5 Sporting Goods Corp.		1,500	8,805							1,500	8,805
Borders Group, Inc.						400	252			400	252
Brown Shoe Co., Inc.		8,300	31,125							8,300	31,125
Cabela’s, Inc.		500	4,555							500	4,555
Charlotte Russe Holding, Inc.		1,300	10,595							1,300	10,595
Chico’s FAS, Inc.						500	2,685			500	2,685
Christopher & Banks Corp.		7,100	29,039							7,100	29,039
Circuit City Stores, Inc.				200	2					200	2
Coldwater Creek, Inc.						300	753			300	753
Dick’s Sporting Goods, Inc.						300	4,281			300	4,281
DSW, Inc. Class A		6,407	59,521							6,407	59,521
Foot Locker, Inc.				2,600	27,248	2,000	20,960	600	6,288	5,200	54,496
GameStop Corp. Class A				100	2,802			700	19,614	800	22,416
Genesco, Inc.		200	3,766							200	3,766
Guess?, Inc.						4,200	88,536	200	4,216	4,400	92,752
Haverty Furniture Cos., Inc.		9,100	95,823							9,100	95,823
Hibbett Sports, Inc.		1,900	36,518			800	15,376			2,700	51,894
Hot Topic, Inc.		89,548	1,002,042			1,900	21,261			91,448	1,023,303
J. Crew Group, Inc.						200	2,636			200	2,636
Jo-Ann Stores, Inc.		11,400	186,276							11,400	186,276
Jos. A. Bank Clothiers, Inc.		6,286	174,814							6,286	174,814
Limited Brands, Inc.				900	7,830			1,200	10,440	2,100	18,270
Lowe’s Cos., Inc.				300	5,475			300	5,475	600	10,950
MarineMax, Inc.		2,100	4,116							2,100	4,116
Midas, Inc.		5,300	41,976							5,300	41,976
Monro Muffler Brake, Inc.		4,300	117,519							4,300	117,519
Office Depot, Inc.				300	393			100	131	400	524
OfficeMax, Inc.		15,500	48,360							15,500	48,360
Pacific Sunwear of California, Inc.						800	1,328			800	1,328
PetSmart, Inc.						500	10,480			500	10,480
RadioShack Corp.				4,500	38,565	1,800	15,426	3,300	28,281	9,600	82,272
Rent-A-Center, Inc.				400	7,748	9,600	185,952	1,200	23,244	11,200	216,944
Ross Stores, Inc.				1,764	63,292	1,392	49,945	2,500	89,700	5,656	202,937
Select Comfort Corp.		31,500	22,680							31,500	22,680

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Sonic Automotive, Inc. Class A		6,200	9,920							6,200	9,920
Stage Stores, Inc.		500	5,040							500	5,040
Stein Mart, Inc.		4,600	13,294							4,600	13,294
The Buckle, Inc.		8,400	268,212			750	23,948			9,150	292,160
The Cato Corp. Class A		18,200	332,696	1,600	29,248	1,600	29,248	200	3,656	21,600	394,848
The Children’s Place Retail Stores, Inc.		34,560	756,518							34,560	756,518
The Dress Barn, Inc.		30,800	378,532							30,800	378,532
The Finish Line, Inc. Class A		11,909	78,838							11,909	78,838
The Gap, Inc.				1,900	24,681			2,700	35,073	4,600	59,754
The Gymboree Corp.		100	2,135							100	2,135
The Home Depot, Inc.								200	4,712	200	4,712
The Men’s Wearhouse, Inc.		16,831	254,821	100	1,514					16,931	256,335
The Pep Boys-Manny, Moe & Jack		9,200	40,572							9,200	40,572
The Sherwin-Williams Co.								100	5,197	100	5,197
The TJX Cos., Inc.								300	7,692	300	7,692
Tractor Supply Co.		46,928	1,692,224	74	2,668	921	33,211			47,923	1,728,103
Tween Brands, Inc.		1,200	2,568							1,200	2,568
Urban Outfitters, Inc.						400	6,548	100	1,637	500	8,185
Williams-Sonoma, Inc.								737	7,429	737	7,429
Zale Corp.		6,200	12,090							6,200	12,090
Zumiez, Inc.		1,700	16,490							1,700	16,490
											7,103,393
Textiles, Apparel & Luxury Goods	2.5%
Carter’s, Inc.		35,300	663,993					100	1,881	35,400	665,874
Coach, Inc.								300	5,010	300	5,010
Crocs, Inc.		39,800	47,362							39,800	47,362
Deckers Outdoor Corp.		600	31,824							600	31,824
Fossil, Inc.		106,193	1,667,230	3,606	56,614	7,157	112,365	857	13,455	117,813	1,849,664
Hanesbrands, Inc.						200	1,914			200	1,914
Iconix Brand Group, Inc.		2,100	18,585							2,100	18,585
Jones Apparel Group, Inc.				100	422					100	422
K-Swiss, Inc. Class A		900	7,686							900	7,686
Liz Claiborne, Inc.		18,700	46,189							18,700	46,189
Lululemon Athletica, Inc.		9,567	82,850							9,567	82,850
Maidenform Brands, Inc.		2,900	26,564							2,900	26,564
Movado Group, Inc.		400	3,016							400	3,016
NIKE, Inc. Class B								300	14,067	300	14,067
Perry Ellis International, Inc.		1,000	3,460							1,000	3,460
Phillips-Van Heusen Corp.				3,800	86,184	300	6,804	1,800	40,824	5,900	133,812
Quiksilver, Inc.		50,400	64,512							50,400	64,512
Skechers U.S.A., Inc. Class A		2,500	16,675							2,500	16,675
Steven Madden, Ltd.		2,800	52,584							2,800	52,584
The Timberland Co. Class A				1,200	14,328	3,300	39,402	900	10,746	5,400	64,476
The Warnaco Group, Inc.						4,100	98,400			4,100	98,400
True Religion Apparel, Inc.		500	5,905							500	5,905
Under Armour, Inc. Class A						1,137	18,681			1,137	18,681
UniFirst Corp.		200	5,568							200	5,568
VF Corp.								200	11,422	200	11,422
Volcom, Inc.		300	2,910							300	2,910
Wolverine World Wide, Inc.		6,600	102,828							6,600	102,828
											3,382,260
Thrifts & Mortgage Finance	1.0%
Abington Bancorp, Inc.		300	2,484							300	2,484
Anchor BanCorp Wisconsin, Inc.		2,400	3,240							2,400	3,240
Astoria Financial Corp.				1,400	12,866	253	2,325	600	5,514	2,253	20,705
Bank Mutual Corp.		15,200	137,712							15,200	137,712
BankUnited Financial Corp. Class A		4,100	943							4,100	943
Berkshire Hills Bancorp, Inc.		100	2,292							100	2,292

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Brookline Bancorp, Inc.		20,000	190,000							20,000	190,000
Corus Bankshares, Inc.		8,900	2,403							8,900	2,403
Dime Community Bancshares		9,600	90,048							9,600	90,048
Downey Financial Corp.		13,200	383							13,200	383
Fannie Mae				3,300	2,310			600	420	3,900	2,730
First Financial Holdings, Inc.		500	3,825							500	3,825
First Financial Northwest, Inc.		300	2,502							300	2,502
First Niagara Financial Group, Inc.						273	2,976			273	2,976
Flagstar Bancorp, Inc.		13,363	10,022							13,363	10,022
Freddie Mac				700	532			300	228	1,000	760
Hudson City Bancorp, Inc.								3,500	40,915	3,500	40,915
MGIC Investment Corp.				100	142					100	142
New York Community Bancorp, Inc.				100	1,117	300	3,351	1,900	21,223	2,300	25,691
NewAlliance Bancshares, Inc.				900	10,566			600	7,044	1,500	17,610
Ocwen Financial Corp.		50,700	579,501	700	8,001	3,900	44,577	100	1,143	55,400	633,222
Provident Financial Services, Inc.		781	8,443							781	8,443
Provident New York Bancorp		110	940							110	940
Roma Financial Corp.		200	2,590							200	2,590
The PMI Group, Inc.						519	322			519	322
TrustCo Bank Corp. NY		34,800	209,496							34,800	209,496
United Financial Bancorp, Inc.		200	2,618							200	2,618
Washington Federal, Inc.						131	1,741			131	1,741
Washington Mutual, Inc.				6,300	350			1,200	67	7,500	417
											1,417,172
Tobacco	0.2%
Alliance One International, Inc.		17,300	66,432							17,300	66,432
Altria Group, Inc.				400	6,408			900	14,418	1,300	20,826
Lorillard, Inc.				1,000	61,740			400	24,696	1,400	86,436
Philip Morris International, Inc.								800	28,464	800	28,464
Reynolds American, Inc.				100	3,584			200	7,168	300	10,752
Vector Group, Ltd.				1,600	20,784	4,200	54,558	1,500	19,485	7,300	94,827
											307,737
Trading Companies & Distributors	0.9%
Applied Industrial Technologies, Inc.		1,900	32,053							1,900	32,053
Beacon Roofing Supply, Inc.		14,800	198,172							14,800	198,172
Building Materials Holding Corp.		13,800	3,450							13,800	3,450
Fastenal Co.								700	22,508	700	22,508
GATX Corp.				400	8,092	500	10,115	400	8,092	1,300	26,299
Kaman Corp.		7,007	87,868							7,007	87,868
Lawson Products, Inc.		1,600	19,472							1,600	19,472
Titan Machinery, Inc.		200	1,798							200	1,798
United Rentals, Inc.				100	421	400	1,684			500	2,105
Watsco, Inc.		24,600	837,138			100	3,403			24,700	840,541
											1,234,266
Water Utilities	0.1%
American States Water Co.		1,600	58,112							1,600	58,112
American Water Works Co., Inc.				100	1,924					100	1,924
Aqua America, Inc.				200	4,000	100	2,000			300	6,000
California Water Service Group						100	4,186			100	4,186
Connecticut Water Service, Inc.		100	2,028							100	2,028
SJW Corp.		100	2,543							100	2,543
											74,793
Wireless Telecommunication Services	0.1%
NII Holdings, Inc.				100	1,500			200	3,000	300	4,500
Sprint Nextel Corp.				2,300	8,211			1,200	4,284	3,500	12,495
Syniverse Holdings, Inc.				2,500	39,400	7,100	111,896	200	3,152	9,800	154,448
Telephone & Data Systems, Inc.				100	2,651	300	7,953			400	10,604
USA Mobility, Inc.		1,300	11,973							1,300	11,973
											194,020

TOTAL COMMON STOCKS AT VALUE (Cost $159,085,045)											135,213,033

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		U.S. Equity		U.S. Equity		U.S. Equity		U.S. Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Flex IV Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
RIGHTS	0.0%
Insurance	0.0%
United America Indemnity Ltd. Expires 04/06/09		300	159							300	159
TOTAL RIGHTS AT VALUE (Cost $0)											159

						Par (000)				Par (000)
SHORT-TERM INVESTMENT	0.1%
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/09						$125	125,000			$125	125,000
TOTAL SHORT-TERM INVESTMENT AT VALUE (Cost $125,000)											125,000

TOTAL INVESTMENTS AT VALUE (Cost $159,210,045)	100.1%		108,623,416		8,709,303		10,929,805		7,075,668		135,338,192

Other Assets in Excess of Liabilities (Liabilities in Excess of Other Assets)	-0.1%		(393,053)		(38,421)		(126,112)		378,251		(179,335)

NET ASSETS	100.0%		$108,230,363		$8,670,882		$10,803,693		$7,453,919		$135,158,857

Pro Forma Combined U.S. Equity Flex I Portfolio

Statement of Assets and Liabilities

as of March 31, 2009

(unaudited)

	Credit Suisse Trust — U.S. Equity Flex I Portfolio	Credit Suisse Trust — U.S. Equity Flex II Portfolio	Credit Suisse Trust — U.S. Equity Flex III Portfolio	Credit Suisse Trust — U.S. Equity Flex IV Portfolio	Pro Forma Adjustments	Pro Forma Combined

Assets
Investments at value	$108,623,416	$8,709,303	$10,929,805	$7,075,668	$	$135,338,192
Cash	—	33,316	420	—		33,736
Receivable for investments sold	4,327,353	337,961	425,376	139,207		5,229,897
Receivable for portfolio shares sold	2,278	2,595	18	354,135		359,026
Dividend receivable	161,696	22,801	15,830	14,780		215,107
Receivable from investment adviser	—	11,630	20,917	8,211		40,758
Prepaid expenses and other assets	36,735	282	219	79		37,315
Total Assets	113,151,478	9,117,888	11,392,585	7,592,080	—	141,254,031
Liabilities
Advisory fee payable	61,020	—	—	—		61,020
Administrative services fee payable	36,061	14,761	12,708	8,833		72,363
Payable for investments purchased	4,446,255	373,229	545,025	45,754		5,410,263
Payable for portfolio shares redeemed	344,588	855	9,472	—		354,915
Due to custodian	31,174	—	—	40,791		71,965
Trustees’ fee payable	2,017	2,017	2,017	2,017		8,068
Other accrued expenses payable	—	56,144	19,670	40,766		116,580
Total Liabilities	4,921,115	447,006	588,892	138,161	—	6,095,174
Net Assets
Capital stock, $.001 par value	12,539	1,270	1,289	1,007		16,105
Paid-in capital	282,878,087	20,215,124	23,518,883	11,402,097		338,014,191
Undistributed net investment income	1,493,659	544,744	194,121	148,242		2,380,766
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(155,777,997)	(10,632,205)	(12,029,390)	(2,940,759)		(181,380,351)
Net unrealized depreciation on investments and foreign currency translations	(20,375,925)	(1,458,051)	(881,210)	(1,156,668)		(23,871,854)
Net Assets	$108,230,363	$8,670,882	$10,803,693	$7,453,919	$—	$135,158,857

Shares outstanding	12,538,604	1,270,485	1,288,526	1,007,239	(443,341)	15,661,513
Net asset value, offering price and redemption price per share	$8.63	$6.82	$8.38	$7.40		$8.63

Pro Forma Combined U.S. Equity Flex I Portfolio

Statement of Operations

for the twelve months ended March 31, 2009

(unaudited)

	Credit Suisse Trust — U.S. Equity Flex I Portfolio	Credit Suisse Trust — U.S. Equity Flex II Portfolio	Credit Suisse Trust — U.S. Equity Flex III Portfolio	Credit Suisse Trust — U.S. Equity Flex IV Portfolio	Pro Forma Adjustments		Pro Forma Combined

Investment Income

Dividends	$2,612,255	$650,139	$380,919	$205,815	$		$3,849,128
Interest	8,909	2,597	1,085	640			13,231
Securities lending	492,784	35,417	35,051	—			563,252
Foreign taxes withheld	(1,336)	(2,156)	(23)	(1,488)			(5,003)
Total investment income	3,112,612	685,997	417,032	204,967	—		4,420,608
Expenses
Investment advisory fees	1,280,874	113,330	119,820	41,664	61,998	(a)	1,617,686
Administrative services fees	305,482	73,060	65,911	43,089	(191,542	)(b)	296,000
Custodian fees	169,021	103,356	53,333	42,436	(70,146	)(b)	298,000
Audit and tax fees	33,297	17,230	19,396	18,627	(26,050	)(b)	62,500
Trustees’ fees	12,623	12,623	12,623	12,623	(30,492	)(b)	20,000
Other expenses	(100,782)	34,265	16,918	63,890	212,592	(b)	226,883
Gross expenses	1,700,515	353,864	288,001	222,329	(43,640)		2,521,069
Less: fees waived	—	(79,618)	(74,050)	(143,167)	296,835		—
Net expenses	1,700,515	274,246	213,951	79,162	253,195		2,521,069
Dividends on short sales	—	—	—	—	946,112	(c)	946,112
Net expenses including dividends on short sales	1,700,515	274,246	213,951	79,162	1,199,307		3,467,181
Net investment income	1,412,097	411,751	203,081	125,805	(1,199,307)		953,427
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(64,862,939)	(7,952,433)	(6,422,281)	(1,756,289)			(80,993,942)
Net realized gain from foreign currency transactions	—	5	—	7			12
Net change in unrealized appreciation (depreciation) from investments	(481,663)	2,171,876	59,450	316,480			2,066,143
Net change in unrealized appreciation (depreciation) from foreign currency translations	—	—	—	(1)			(1)
Net realized and unrealized loss from investments	(65,344,602)	(5,780,552)	(6,362,831)	(1,439,803)	—		(78,927,788)

Net decrease in net assets resulting from operations	$(63,932,504)	$(5,368,801)	$(6,159,750)	$(1,313,998)	$(1,199,307)		$(77,974,360)

(a)     Based on contract in effect for the surviving fund.

(b)    Fee adjustments due to elimination of duplicate expenses achieved by combining the funds and the recent strategy changes that have been implemented.

(c)     Effective May 1, 2009 the portfolios adopted new investment strategies through which it invests primarily in U.S. equity securities using a “flexible 130/30 strategy”. Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the portfolio sells short pay dividends and on the size of such dividends.

Notes to Pro Forma Combined Financial Statements
(unaudited)

Note 1. Organization

Credit Suisse Trust - U.S. Equity Flex I Portfolio (the “Acquiring Portfolio”), a series of Credit Suisse Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Acquiring Portfolio is a diversified investment fund that seeks capital growth. Shares of the Acquiring Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Acquiring Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Credit Suisse Trust - U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust - U.S. Equity Flex IV Portfolio, (the “Target Portfolios”), all open-end management investment companies registered under the 1940 Act, by the Acquiring Portfolio as if such acquisition had taken place as of March 31, 2009.

Under the terms of the Reorganization Agreement, the combination of Target Portfolios and Acquiring Portfolio will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition of the net assets of the Target Portfolios in exchange for shares of the Acquiring Portfolio at net asset value.  The statement of assets and liabilities and the related statement of operations of the Target Portfolios and the Acquiring Portfolio have been combined as of and for the three months ended March 31, 2009.  Following the acquisition, the Acquiring Portfolio will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the accounting survivor and the results of operations for pre-combination periods of the accounting survivor will not be restated.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Portfolios by the Acquiring Portfolio had taken place as of March 31, 2009.

Note 3. Portfolio Valuation

The net asset value of the Portfolios are determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities

Pro Forma Notes to Combining Financial Statements

March 31, 2009 (Unaudited)

and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolios may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at value:

U.S. Equity Flex I Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$108,623,416	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$108,623,416	$—

Pro Forma Notes to Combining Financial Statements

March 31, 2009 (Unaudited)

U.S. Equity Flex II Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$8,709,303	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$8,709,303	$—

U.S. Equity Flex III Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$10,804,805	$—
Level 2 - Other Significant Observable Inputs	125,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$10,929,805	$—

U.S. Equity Flex IV Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$7,075,668	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$7,075,668	$—

*Other financial instruments include futures, forwards and swap contracts.

Note 4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Portfolio that would have been issued at March 31, 2009, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of share of the Target Portfolios, as of March 31, 2009, divided by the net asset value per share of the share of the Acquiring Portfolio as of March 31, 2009.  The pro forma number of shares outstanding for the combined portfolio consists of the following at March 31, 2009:

	U.S. Equity Flex II Portfolio (Target Portfolio)	U.S. Equity Flex III Portfolio (Target Portfolio)	U.S. Equity Flex IV Portfolio (Target Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined U.S. Equity Flex I Portfolio

Shares Outstanding	1,270,485	1,288,526	1,007,239	12,538,604	(443,341)	15,661,513
Net Asset Value Per Share	$6.82	$8.38	$7.40	$8.63		$8.63

Pro Forma Notes to Combining Financial Statements

March 31, 2009 (Unaudited)

Note 5. Federal Income Taxes

At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments for the Target Portfolios were as follows:

Portfolio	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
U.S. Equity Flex II	$10,167,354	$387,883	$(1,845,934)	$(1,458,051)
U.S. Equity Flex III	11,811,015	621,222	(1,502,432)	(881,210)
U.S. Equity Flex IV	8,232,335	375,247	(1,531,914)	(1,156,667)

At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments for the Acquiring Portfolio were $128,999,341, $5,203,907, $(25,579,832) and $(20,375,925), respectively.

PART C
OTHER INFORMATION

Item 15.         Indemnification

Registrant, and officers and directors of Credit Suisse Asset Management, LLC (“Credit Suisse”) and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant.  Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust’s Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 16.         Exhibits

1. Declaration of Trust.

(a)	Declaration of Trust dated March 15, 1995, incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995.
(b)	Amendment to Declaration of Trust dated March 31, 1995, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995.
(c)	Amendment to Declaration of Trust dated March 8, 2000, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000.
(d)	Amendment to Declaration of Trust dated March 8, 2000, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000.
(e)	Amendment to Declaration of Trust dated April 3, 2001, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001.
(f)

Designation of Series relating to addition of the Global Post-Venture Capital Portfolio and the Emerging Markets Portfolio dated April 16, 1996, incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed on April 18, 1996.

(g)

Designation of Series relating to addition of Large Cap Value Portfolio dated July 31, 1997, incorporated by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on August 11, 1997.

(h)

Designation of Series relating to addition of Emerging Growth Portfolio dated November 24, 1998, incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 1999.

(i)

Designation of Series relating to addition of the Blue Chip Portfolio and the Small Cap Value Portfolio dated June 25, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(j)	Certificate of Amendment dated November 7, 2001, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002.
(k)

Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003.

(l)	Certificate of Amendment dated June 18, 2003, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004.

(m)	Certificate of Termination dated March 11, 2004, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004.
(n)	Certificate of Amendment dated May 3, 2004, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.
(o)	Certificate of Amendment dated February 3, 2005, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.
(p)	Certificate of Amendment dated February 17, 2005, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.
(q)

Certificate of Termination of High Yield Portfolio and Strategic Small Cap Portfolio dated March 1, 2005, incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005.

(r)

Designation of Series relating to addition of Commodity Return Strategy Portfolio dated August 22, 2005, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, filed on August 24, 2005.

(s)	Certificate of Amendment dated November 17, 2006, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.
(t)

Certificate of Termination of Small Cap Core II Portfolio of Credit Suisse Trust dated May 16, 2007, incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2008.

(u)	Certificate of Amendment dated February 26, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

2. By-Laws.

(a)	By-Laws as adopted March 15, 1995, incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995.
(b)

Amendment to By-Laws dated February 6, 1998, incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Large Cap Growth Fund, filed on February 23, 1998 (Securities Act File No. 33-12344).

(c)

Amended By-Laws dated February 5, 2001, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 27, 2001 (Securities Act File No. 33-12343).

(d)	Amendment to By-Laws dated April 3, 2001 is incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001.
(e)	Amendment to By-Laws dated December 12, 2001, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002.
(f)

Amended and Restated By-Laws as amended February 12, 2002, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003.

3. Not Applicable.

4. Form of the Agreement and Plan of Reorganization (included as Exhibit A to Registrant’s Prospectus/Proxy Statement contained in Part A of this Registration Statement).

5. Form of Share Certificate, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995.

6. Investment Advisory Agreements.

(a)

Investment Advisory Agreement dated October 1, 2006 for the Emerging Markets Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(b)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 for the International Focus Portfolio, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.

(c)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Large Cap Value Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(d)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Mid-Cap Core Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(e)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Small Cap Core I Portfolio, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(f)

Amended and Restated Investment Advisory Agreement dated September 12, 2001, as amended and restated May 17, 2005 for the Blue Chip Portfolio, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(g)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated February 21, 2005 for the Global Small Cap Portfolio, incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005.

(h)

Investment Advisory Agreement for the Commodity Return Strategy Portfolio dated February 28, 2006, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(i)

Fee Waiver Agreement for the International Equity Flex III Portfolio dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

7. Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) dated August 1, 2000, as amended and restated May 3, 2004 and November 15, 2006, incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Credit Suisse Cash Reserve Fund, Inc. filed on April 26, 2007 (Securities Act File No. 2-94840).

8. Not applicable.

9. Custodian Agreements.

(a)

Custodian Agreement with State Street Bank and Trust Company (“State Street”), dated October 20, 2000, incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on November 22, 2000.

(b)

Amendment to Custodian Agreement with State Street dated April 26, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001 (Securities Act File No. 33-12344).

(c)

Amendment to Custodian Agreement with State Street dated May 16, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(d)

Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(e)

Amendment to Custodian Agreement with State Street dated November 16, 2005, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(f)	Custody Fee Schedule dated February 2007, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

10. Plan of Distribution pursuant to Rule 12b-1 pertaining to the Commodity Return Strategy Portfolio dated August 17, 2005, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

11. Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on May 27, 2009.

12. Form of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on May 27, 2009.

13. Material Contracts.

(a) Co-Administration Agreement with CSAMSI dated November 1, 1999, as amended and restated November 16, 2005 and November 15, 2006, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(b)(1) Co-Administration Agreement with State Street dated March 18, 2002, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc. filed on May 3, 2002 (Securities Act File No. 333-64554).

(b)(2) Amendment No. 1 to the Co-Administration Agreement with State Street dated January 1, 2007, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(c) Form of Participation Agreement, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(d) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated October 1, 2007, incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund filed on December 21, 2007 (Securities Act File No. 333-116212).

(e) Combined U.S. Accounting and Administration Fee Schedule Revised January 1, 2007, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(f) Securities Lending Authorization Agreement with State Street Bank and Trust Company dated March 17, 2004, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) First Amendment to Securities Lending Authorization Agreement dated December 17, 2004, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(h) Second Amendment to Securities Lending Authorization Agreement dated May 17, 2006, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(i) Third Amendment to Securities Lending Authorization Agreement dated September 15, 2006, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(j) Fourth Amendment to Securities Lending Authorization Agreement dated July 16, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(k) Fifth Amendment to Securities Lending Authorization Agreement dated August 27, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(l) Sixth Amendment to Securities Lending Authorization Agreement dated December 1, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Seventh Amendment to Securities Lending Authorization Agreement dated April 17, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Securities Lending and Services Agreement with State Street Bank and Trust dated April 17, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

14. Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, filed herewith.

15. Not applicable.

16. Powers of Attorney, filed herewith.

17. Additional Exhibits.

(a) Form of Proxy Card, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on May 27, 2009.

(b) Prospectus and Statement of Additional Information of U.S. Equity Flex I Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(c) Annual Report of U.S. Equity Flex I Portfolio (formerly “Small Cap Core I Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(d) Prospectus and Statement of Additional Information of U.S. Equity Flex II Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(e) Annual Report of U.S. Equity Flex II Portfolio (formerly “Large Cap Value Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(f) Prospectus and Statement of Additional Information of U.S. Equity Flex III Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Annual Report of U.S. Equity Flex III Portfolio (formerly “Mid Cap Core Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(h) Prospectus and Statement of Additional Information of U.S. Equity Flex IV Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(i) Annual Report of U.S. Equity Flex IV Portfolio (formerly “Blue Chip Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

Item 17.         Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of each Acquisition within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 23rd day of July, 2009.

CREDIT SUISSE TRUST
By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ George R. Hornig	Chief Executive Officer	July 23, 2009
George R. Hornig

/s/ Michael A. Pignataro	Chief Financial Officer	July 23, 2009
Michael A. Pignataro

/s/ Steven N. Rappaport*	Chairman of the Board	July 23, 2009
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	July 23, 2009
Jeffrey E. Garten

/s/ Peter F. Krogh*	Trustee	July 23, 2009
Peter F. Krogh

/s/ Enrique R. Arzac*	Trustee	July 23, 2009
Enrique R. Arzac

*By:	/s/ Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

14	Consent of PricewaterhouseCoopers LLP

16	Powers of Attorney.